Schedule of Investments (unaudited)	iShares® Broad USD High Yield Corporate Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Corporate Bonds & Notes

Advertising — 0.6%
Advantage Sales & Marketing Inc., 6.50%, 11/15/28 (Call 11/15/23)(a)(b)	$4,372	$4,525,020
Clear Channel International BV, 6.63%, 08/01/25 (Call 02/01/22)(a)	1,570	1,646,538
Clear Channel Outdoor Holdings Inc.
7.50%, 06/01/29 (Call 06/01/24)(a)	5,450	5,657,427
7.75%, 04/15/28 (Call 04/15/24)(a)(b)	5,349	5,578,044
Lamar Media Corp.
3.63%, 01/15/31 (Call 01/15/26)(a)	3,015	2,977,312
3.75%, 02/15/28 (Call 02/15/23)(b)	3,267	3,316,005
4.00%, 02/15/30 (Call 02/15/25)(b)	2,931	2,980,417
4.88%, 01/15/29 (Call 01/15/24)(b)	2,008	2,123,460
MDC Partners Inc., 7.50%, 05/01/24 (Call 08/20/21)(a)(b)(c)	4,718	4,804,339
National CineMedia LLC, 5.88%, 04/15/28 (Call 04/15/23)(a)(b)	1,776	1,669,440
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.25%, 01/15/29 (Call 01/15/24)(a)(b)	2,929	2,934,199
4.63%, 03/15/30 (Call 03/15/25)(a)(b)	2,567	2,579,835
5.00%, 08/15/27 (Call 08/15/22)(a)(b)	3,672	3,745,440
6.25%, 06/15/25 (Call 06/15/22)(a)	1,975	2,095,396
Terrier Media Buyer Inc., 8.88%, 12/15/27 (Call 12/15/22)(a)	5,850	6,255,405
		52,888,277
Aerospace & Defense — 1.6%
Hexcel Corp.
4.20%, 02/15/27 (Call 11/15/26)	1,500	1,625,508
4.95%, 08/15/25 (Call 05/15/25)	1,625	1,797,247
Howmet Aerospace Inc.
5.13%, 10/01/24 (Call 07/01/24)	6,467	7,119,778
5.90%, 02/01/27(b)	3,231	3,825,488
5.95%, 02/01/37(b)	2,794	3,543,407
6.75%, 01/15/28	1,614	1,983,606
6.88%, 05/01/25 (Call 04/01/25)	6,649	7,737,508
Kratos Defense & Security Solutions Inc., 6.50%,11/30/25 (Call 08/30/21)(a)(b)	1,060	1,105,050
Moog Inc., 4.25%, 12/15/27 (Call 12/15/22)(a)	2,697	2,781,281
Rolls-Royce PLC
3.63%, 10/14/25 (Call 07/14/25)(a)(b)	4,926	4,962,945
5.75%, 10/15/27 (Call 07/15/27)(a)	5,300	5,783,625
Spirit AeroSystems Inc.
3.85%, 06/15/26 (Call 03/15/26)(b)	675	715,500
3.95%, 06/15/23 (Call 05/15/23)(b)	1,541	1,563,036
4.60%, 06/15/28 (Call 03/15/28)(b)	3,950	3,821,625
5.50%, 01/15/25 (Call 10/15/22)(a)	2,666	2,799,300
7.50%, 04/15/25 (Call 04/15/22)(a)	6,506	6,896,360
SSL Robotics LLC, 9.75%, 12/31/23 (Call 12/15/21)(a)	3,697	4,071,210
TransDigm Inc.
4.63%, 01/15/29 (Call 01/15/24)(a)	6,515	6,498,712
4.88%, 05/01/29 (Call 05/01/24)(a)	4,075	4,081,438
5.50%, 11/15/27 (Call 11/15/22)	13,935	14,387,887
6.25%, 03/15/26 (Call 03/15/22)(a)	21,076	22,103,455
6.38%, 06/15/26 (Call 08/30/21)	4,709	4,867,929
7.50%, 03/15/27 (Call 03/15/22)	3,102	3,285,949
8.00%, 12/15/25 (Call 04/08/22)(a)	5,865	6,297,544
TransDigm UK Holdings PLC, 6.88%, 05/15/26 (Call 08/30/21)	2,207	2,327,282
	Par
Security	(000)	Value

Aerospace & Defense (continued)
Triumph Group Inc.
6.25%, 09/15/24 (Call 08/30/21)(a)(b)	$2,495	$2,507,475
7.75%, 08/15/25 (Call 08/30/21)(b)	2,874	2,888,370
8.88%, 06/01/24 (Call 02/01/23)(a)	3,344	3,703,480
		135,081,995
Agriculture — 0.2%
Cooke Omega Investments Inc./Alpha VesselCo Holdings Inc., 8.50%, 12/15/22 (Call 08/30/21)(a)(b)	1,316	1,347,255
Darling Ingredients Inc., 5.25%, 04/15/27 (Call 04/15/22)(a)	2,483	2,600,446
Turning Point Brands Inc., 5.63%, 02/15/26 (Call 02/15/23)(a)	1,581	1,644,240
Vector Group Ltd.
5.75%, 02/01/29 (Call 02/01/24)(a)	4,774	4,845,610
10.50%, 11/01/26 (Call 11/01/21)(a)	3,153	3,354,004
		13,791,555
Airlines — 1.4%
Air Canada, 3.88%, 08/15/26 (Call 02/15/26)(a)	1,110	1,112,664
American Airlines Group Inc., 3.75%, 03/01/25(a)(b)	2,942	2,618,351
American Airlines Inc., 11.75%, 07/15/25(a)	13,110	16,387,500
American Airlines Inc./AAdvantage Loyalty IP Ltd.
5.50%, 04/20/26(a)(b)	18,170	19,010,363
5.75%, 04/20/29(a)(b)	15,685	16,919,096
Delta Air Lines Inc.
2.90%, 10/28/24 (Call 09/28/24)(b)	5,178	5,248,040
3.75%, 10/28/29 (Call 07/28/29)(b)	2,868	2,844,535
3.80%, 04/19/23 (Call 03/19/23)	2,783	2,871,692
4.38%, 04/19/28 (Call 01/19/28)(b)	2,735	2,866,691
7.38%, 01/15/26 (Call 12/15/25)(b)	6,782	7,983,845
Hawaiian Brand Intellectual Property
Ltd./HawaiianMiles Loyalty Ltd., 5.75%, 01/20/26 (Call 01/20/24)(a)(b)	6,340	6,645,842
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., 8.00%, 09/20/25 (Call 09/20/23)(a)	3,025	3,395,561
United Airlines Holdings Inc.
4.25%, 10/01/22	2,331	2,365,965
4.88%, 01/15/25(b)	2,069	2,120,725
5.00%, 02/01/24(b)	1,390	1,441,249
United Airlines Inc.
4.38%, 04/15/26 (Call 10/15/25)(a)(b)	10,625	10,931,850
4.63%, 04/15/29 (Call 10/15/28)(a)	10,725	11,033,344
		115,797,313
Apparel — 0.4%
Crocs Inc., 4.25%, 03/15/29 (Call 03/15/24)(a)	1,825	1,879,750
Hanesbrands Inc.
4.63%, 05/15/24 (Call 02/15/24)(a)	4,258	4,502,835
4.88%, 05/15/26 (Call 02/15/26)(a)(b)	5,032	5,424,999
5.38%, 05/15/25 (Call 05/15/22)(a)(b)	3,680	3,864,368
Levi Strauss & Co.
3.50%, 03/01/31 (Call 03/01/26)(a)	2,815	2,889,260
5.00%, 05/01/25 (Call 08/30/21)(b)	1,500	1,528,125
Michael Kors USA Inc., 4.50%, 11/01/24 (Call 09/01/24)(a)(b)	2,684	2,851,750
Under Armour Inc., 3.25%, 06/15/26 (Call 03/15/26)	3,178	3,293,202
William Carter Co. (The)
5.50%, 05/15/25 (Call 05/15/22)(a)	2,213	2,329,448
5.63%, 03/15/27 (Call 03/15/22)(a)(b)	2,745	2,871,956

Schedule of Investments (unaudited) (continued)	iShares® Broad USD High Yield Corporate Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Apparel (continued)
Wolverine World Wide Inc.
5.00%, 09/01/26 (Call 08/26/21)(a)(b)	$867	$890,496
6.38%, 05/15/25 (Call 08/26/21)(a)	1,724	1,840,370
		34,166,559
Auto Manufacturers — 2.6%
Allison Transmission Inc.
3.75%, 01/30/31 (Call 01/30/26)(a)	5,415	5,394,694
4.75%, 10/01/27 (Call 10/01/22)(a)	1,835	1,912,988
5.88%, 06/01/29 (Call 06/01/24)(a)	2,870	3,134,729
Aston Martin Capital Holdings Ltd., 10.50%, 11/30/25 (Call 11/01/24)(a)	5,890	6,537,900
Ford Holdings LLC, 9.30%, 03/01/30	623	853,541
Ford Motor Co.
4.35%, 12/08/26 (Call 09/08/26)(b)	5,228	5,642,711
4.75%, 01/15/43(b)	6,880	7,552,795
5.29%, 12/08/46 (Call 06/08/46)(b)	4,393	5,027,239
6.38%, 02/01/29(b)	597	692,317
6.63%, 10/01/28(b)	2,335	2,796,735
7.40%, 11/01/46(b)	1,420	1,888,955
7.45%, 07/16/31	6,190	8,193,146
8.50%, 04/21/23	11,745	13,039,651
9.00%, 04/22/25 (Call 03/22/25)	11,855	14,592,912
9.63%, 04/22/30 (Call 01/22/30)	3,570	5,154,187
Ford Motor Credit Co. LLC
2.90%, 02/16/28 (Call 12/16/27)	2,515	2,518,018
2.98%, 08/03/22 (Call 07/03/22)	2,103	2,129,288
3.09%, 01/09/23(b)	4,666	4,749,101
3.10%, 05/04/23(b)	3,786	3,861,720
3.35%, 11/01/22(b)	3,431	3,508,952
3.37%, 11/17/23	3,370	3,492,163
3.38%, 11/13/25 (Call 10/13/25)(b)	7,210	7,527,194
3.55%, 10/07/22	1,060	1,083,055
3.66%, 09/08/24	2,615	2,732,675
3.81%, 01/09/24 (Call 11/09/23)(b)	2,440	2,543,730
3.82%, 11/02/27 (Call 08/02/27)(b)	2,891	3,035,550
4.00%, 11/13/30 (Call 08/13/30)	5,685	6,011,887
4.06%, 11/01/24 (Call 10/01/24)	4,930	5,225,036
4.13%, 08/04/25	4,991	5,339,372
4.13%, 08/17/27 (Call 06/17/27)	4,190	4,483,300
4.14%, 02/15/23 (Call 01/15/23)	2,764	2,864,333
4.25%, 09/20/22(b)	1,790	1,838,939
4.27%, 01/09/27 (Call 11/09/26)(b)	3,497	3,766,968
4.38%, 08/06/23	3,043	3,188,927
4.39%, 01/08/26	4,564	4,951,940
4.54%, 08/01/26 (Call 06/01/26)(b)	2,700	2,932,592
4.69%, 06/09/25 (Call 04/09/25)	2,082	2,261,573
5.11%, 05/03/29 (Call 02/03/29)	4,925	5,576,282
5.13%, 06/16/25 (Call 05/16/25)	6,005	6,613,006
5.58%, 03/18/24 (Call 02/18/24)	5,175	5,639,715
Jaguar Land Rover Automotive PLC
4.50%, 10/01/27 (Call 07/01/27)(a)	2,521	2,473,857
5.50%, 07/15/29 (Call 07/15/24)(a)	2,625	2,625,184
5.63%, 02/01/23 (Call 08/30/21)(a)(b)	2,055	2,062,193
5.88%, 01/15/28 (Call 01/15/24)(a)	3,595	3,724,959
7.75%, 10/15/25 (Call 10/15/22)(a)	3,815	4,138,359
JB Poindexter & Co. Inc., 7.13%, 04/15/26 (Call 08/30/21)(a)(b)	2,500	2,634,375
Mclaren Finance PLC
5.75%, 08/01/22 (Call 08/02/21)(a)(b)	1,647	1,647,000
7.50%, 08/01/26 (Call 08/01/23)(a)	735	746,025
	Par
Security	(000)	Value

Auto Manufacturers (continued)
PM General Purchaser LLC, 9.50%, 10/01/28 (Call 10/01/23)(a)(b)	$3,210	$3,370,500
Tesla Inc., 5.30%, 08/15/25 (Call 08/15/21)(a)	8,401	8,620,350
Wabash National Corp., 5.50%, 10/01/25 (Call 08/16/21)(a)(b)	1,823	1,850,345
		214,182,963
Auto Parts & Equipment — 1.4%
Adient Global Holdings Ltd., 4.88%, 08/15/26 (Call 08/31/21)(a)(b)	4,517	4,618,632
Adient U.S. LLC, 9.00%, 04/15/25 (Call 04/15/22)(a)	2,994	3,273,041
American Axle & Manufacturing Inc.
6.25%, 04/01/25 (Call 08/30/21)(b)	3,932	4,064,705
6.25%, 03/15/26 (Call 08/10/21)(b)	1,739	1,797,057
6.50%, 04/01/27 (Call 04/01/22)(b)	2,955	3,102,750
6.88%, 07/01/28 (Call 07/01/23)(b)	2,297	2,497,896
Clarios Global LP, 6.75%, 05/15/25 (Call 05/15/22)(a)	2,909	3,083,540
Clarios Global LP/Clarios US Finance Co.
6.25%, 05/15/26 (Call 05/15/22)(a)(b)	4,969	5,254,717
8.50%, 05/15/27 (Call 05/15/22)(a)(b)	10,471	11,308,680
Cooper-Standard Automotive Inc.
5.63%, 11/15/26 (Call 11/15/21)(a)(b)	2,354	2,167,940
13.00%, 06/01/24 (Call 06/01/22)(a)(b)	1,018	1,152,447
Dana Financing Luxembourg Sarl, 5.75%, 04/15/25 (Call 08/30/21)(a)(b)	2,212	2,281,125
Dana Inc.
4.25%, 09/01/30 (Call 05/01/26)	2,280	2,369,147
5.38%, 11/15/27 (Call 11/15/22)(b)	2,604	2,753,730
5.63%, 06/15/28 (Call 06/15/23)(b)	2,208	2,375,786
Dealer Tire LLC/DT Issuer LLC, 8.00%, 02/01/28 (Call 08/01/23)(a)(b)	2,816	3,031,030
Goodyear Tire & Rubber Co. (The)
4.88%, 03/15/27 (Call 12/15/26)	3,519	3,734,539
5.00%, 05/31/26 (Call 08/30/21)(b)	4,750	4,871,837
5.00%, 07/15/29 (Call 04/15/29)(a)	4,460	4,691,786
5.25%, 04/30/31 (Call 01/30/31)	2,875	3,044,453
5.25%, 07/15/31 (Call 04/15/31)(a)(b)	3,160	3,333,800
5.63%, 04/30/33 (Call 01/30/33)	2,515	2,672,188
9.50%, 05/31/25 (Call 05/31/22)	4,312	4,774,246
IHO Verwaltungs GmbH
4.75%, 09/15/26 (Call 09/15/21), (5.50% PIK)(a)(b)(d)	3,051	3,134,750
6.00%, 05/15/27 (Call 05/15/22), (6.75% PIK)(a)(d)	2,971	3,095,376
6.38%, 05/15/29 (Call 05/15/24), (7.13% PIK)(a)(d)	1,567	1,697,769
Meritor Inc.
4.50%, 12/15/28 (Call 12/15/23)(a)(b)	1,680	1,719,816
6.25%, 06/01/25 (Call 06/01/22)(a)(b)	1,883	2,005,395
Real Hero Merger Sub 2 Inc., 6.25%, 02/01/29 (Call 02/01/24)(a)	3,390	3,504,921
Tenneco Inc.
5.00%, 07/15/26 (Call 08/30/21)(b)	2,951	2,910,424
5.13%, 04/15/29 (Call 04/15/24)(a)(b)	4,205	4,320,637
7.88%, 01/15/29 (Call 01/15/24)(a)	2,643	2,986,590
Titan International Inc., 7.00%, 04/30/28 (Call 04/30/24)(a)(b)	2,089	2,178,827
Wheel Pros Inc., 6.50%, 05/15/29 (Call 05/15/24)(a)	2,021	2,051,315
ZF North America Capital Inc., 4.75%, 04/29/25(a)	5,564	6,038,053
		117,898,945
Banks — 1.7%
CIT Group Inc.
3.93%, 06/19/24 (Call 06/19/23)(b)(e)	2,516	2,641,800

Schedule of Investments (unaudited) (continued)	iShares® Broad USD High Yield Corporate Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Banks (continued)
4.75%, 02/16/24 (Call 11/16/23)	$2,204	$2,374,810
5.00%, 08/15/22	4,922	5,131,677
5.00%, 08/01/23	3,281	3,542,496
5.25%, 03/07/25 (Call 12/07/24)(b)	2,443	2,754,483
6.13%, 03/09/28(b)	2,102	2,590,000
Commerzbank AG, 8.13%, 09/19/23(a)(b)	4,950	5,618,812
Deutsche Bank AG
4.30%, 05/24/28 (Call 05/24/23), (5 year USD Swap + 2.248%)(b)(e)	7,697	7,969,245
4.50%, 04/01/25(b)	7,735	8,340,773
Deutsche Bank AG/New York NY
3.73%, 01/14/32 (Call 01/14/31)(e)	6,871	7,072,246
4.88%, 12/01/32 (Call 12/01/27)(e)	5,151	5,588,887
5.88%, 07/08/31 (Call 04/08/30)(e)	2,565	3,030,887
Dresdner Funding Trust I, 8.15%, 06/30/31 (Call 06/30/29)(a)	4,561	6,569,865
Freedom Mortgage Corp.
6.63%, 01/15/27 (Call 01/15/24)(a)	2,590	2,515,136
7.63%, 05/01/26 (Call 05/01/23)(a)	3,170	3,253,212
8.13%, 11/15/24 (Call 08/30/21)(a)	2,062	2,108,395
8.25%, 04/15/25 (Call 08/30/21)(a)	2,932	3,041,950
Goldman Sachs Capital I, 6.35%, 02/15/34	5,208	7,402,136
Intesa Sanpaolo SpA
4.20%, 06/01/32 (Call 06/01/31)(a)	3,885	3,997,991
4.95%, 06/01/42 (Call 06/01/41)(a)	3,750	3,899,360
5.02%, 06/26/24(a)	10,537	11,432,643
5.71%, 01/15/26(a)(b)	7,912	8,932,293
Lloyds Banking Group PLC
6.41%, (Call 10/01/35)(a)(e)(f)	1,435	1,985,681
6.66%, (Call 05/21/37)(a)(e)(f)	2,227	3,153,989
Popular Inc., 6.13%, 09/14/23 (Call 08/14/23)(b)	1,747	1,882,393
Standard Chartered PLC, 7.01%, (Call 07/30/37)(a)(b)(e)(f)	3,875	5,328,125
Synovus Financial Corp., 5.90%, 02/07/29 (Call 02/07/24)(b)(e)	1,428	1,547,329
UniCredit SpA
5.46%, 06/30/35 (Call 06/30/30)(a)(e)	8,210	9,068,268
5.86%, 06/19/32 (Call 06/19/27)(a)(e)	4,050	4,508,058
7.30%, 04/02/34 (Call 04/02/29)(a)(e)	6,925	8,410,547
		145,693,487
Beverages — 0.1%
Primo Water Holdings Inc., 4.38%, 04/30/29 (Call 04/30/24)(a)	4,175	4,175,000
Triton Water Holdings Inc., 6.25%, 04/01/29 (Call 04/01/24)(a)	4,238	4,243,298
		8,418,298
Biotechnology — 0.1%
Emergent BioSolutions Inc., 3.88%, 08/15/28 (Call 08/15/23)(a)(b)	2,634	2,617,538
HCRX Investments Holdco LP, 4.50%, 08/01/29 (Call 08/01/24)(a)	2,760	2,815,200
		5,432,738
Building Materials — 1.1%
APi Group DE Inc., 4.13%, 07/15/29 (Call 07/15/24)(a)	1,630	1,589,250
Boise Cascade Co., 4.88%, 07/01/30 (Call 07/01/25)(a)(b)	1,816	1,922,690
Builders FirstSource Inc.
4.25%, 02/01/32 (Call 08/01/26)(a)	4,015	4,105,337
5.00%, 03/01/30 (Call 03/01/25)(a)	3,103	3,300,816

	Par
Security	(000)	Value

Building Materials (continued)
6.75%, 06/01/27 (Call 06/01/22)(a)	$3,788	$4,053,160
Cornerstone Building Brands Inc., 6.13%, 01/15/29 (Call 09/15/23)(a)(b)	2,621	2,791,365
CP Atlas Buyer Inc., 7.00%, 12/01/28 (Call 12/01/23)(a)(b)	2,846	2,937,157
Forterra Finance LLC/FRTA Finance Corp., 6.50%, 07/15/25 (Call 07/15/22)(a)	2,811	3,015,360
Griffon Corp., 5.75%, 03/01/28 (Call 03/01/23)	5,045	5,307,945
James Hardie International Finance DAC, 5.00%, 01/15/28 (Call 01/15/23)(a)	1,576	1,670,875
Jeld-Wen Inc.
4.63%, 12/15/25 (Call 08/30/21)(a)(b)	2,544	2,591,700
4.88%, 12/15/27 (Call 12/15/22)(a)(b)	1,864	1,933,900
6.25%, 05/15/25 (Call 05/15/22)(a)(b)	680	722,500
Koppers Inc., 6.00%, 02/15/25 (Call 08/30/21)(a)(b)	2,672	2,738,800
Louisiana-Pacific Corp., 3.63%, 03/15/29 (Call 03/15/24)(a)	1,850	1,863,875
Masonite International Corp.
3.50%, 02/15/30 (Call 08/15/29)(a)	1,950	1,964,976
5.38%, 02/01/28 (Call 02/01/23)(a)(b)	2,504	2,663,630
Patrick Industries Inc.
4.75%, 05/01/29 (Call 05/01/24)(a)	2,015	2,056,711
7.50%, 10/15/27 (Call 10/15/22)(a)(b)	1,807	1,965,113
PGT Innovations Inc., 6.75%, 08/01/26 (Call 08/16/21)(a)	1,769	1,848,605
Sotheby’s/Bidfair Holdings Inc., 5.88%, 06/01/29(a)	1,750	1,817,988
SRM Escrow Issuer LLC, 6.00%, 11/01/28 (Call 11/01/23)(a)(b)	5,045	5,385,537
Standard Industries Inc./NJ
3.38%, 01/15/31 (Call 07/15/25)(a)	6,088	5,903,229
4.38%, 07/15/30 (Call 07/15/25)(a)(b)	5,770	5,943,100
4.75%, 01/15/28 (Call 01/15/23)(a)(b)	4,480	4,663,277
5.00%, 02/15/27 (Call 02/15/22)(a)	4,120	4,248,750
Summit Materials LLC/Summit Materials Finance Corp.
5.13%, 06/01/25 (Call 08/16/21)(a)(b)	1,103	1,113,677
5.25%, 01/15/29 (Call 07/15/23)(a)	3,831	4,065,649
6.50%, 03/15/27 (Call 03/15/22)(a)(b)	1,400	1,468,544
US Concrete Inc., 5.13%, 03/01/29 (Call 09/01/23)(a)	1,868	2,040,790
Victors Merger Corp., 6.38%, 05/15/29 (Call 05/15/24)(a)	2,950	2,964,750
		90,659,056
Chemicals — 2.2%
Ashland LLC
4.75%, 08/15/22 (Call 05/15/22)(b)	526	539,150
6.88%, 05/15/43 (Call 02/15/43)	1,344	1,720,320
Axalta Coating Systems LLC, 3.38%, 02/15/29 (Call 02/15/24)(a)(b)	3,792	3,730,380
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 4.75%, 06/15/27 (Call 06/15/23)(a)	2,720	2,866,200
CF Industries Inc.
3.45%, 06/01/23	3,392	3,510,720
4.95%, 06/01/43(b)	3,566	4,392,456
5.15%, 03/15/34	3,729	4,623,960
5.38%, 03/15/44	3,942	5,069,412
Chemours Co. (The)
5.38%, 05/15/27 (Call 02/15/27)(b)	2,828	3,068,380
5.75%, 11/15/28 (Call 11/15/23)(a)(b)	4,301	4,564,436
7.00%, 05/15/25 (Call 08/30/21)	3,390	3,500,175

Schedule of Investments (unaudited) (continued)	iShares® Broad USD High Yield Corporate Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Chemicals (continued)
Cornerstone Chemical Co., 6.75%, 08/15/24 (Call 08/30/21)(a)(b)	$2,537	$2,289,643
CVR Partners LP/CVR Nitrogen Finance Corp.
6.13%, 06/15/28 (Call 06/15/24)(a)	2,510	2,613,537
9.25%, 06/15/23 (Call 08/16/21)(a)(b)	483	484,111
Element Solutions Inc., 3.88%, 09/01/28 (Call 09/01/23)(a)	4,426	4,515,756
GCP Applied Technologies Inc., 5.50%, 04/15/26 (Call 08/16/21)(a)(b)	2,251	2,305,024
GPD Companies Inc., 10.13%, 04/01/26 (Call 04/01/22)(a)(b)	2,191	2,371,758
HB Fuller Co.
4.00%, 02/15/27 (Call 11/15/26)(b)	1,201	1,240,777
4.25%, 10/15/28 (Call 10/15/23)	1,622	1,658,495
Herens Holdco Sarl, 4.75%, 05/15/28 (Call 05/15/24)(a)(b)	1,795	1,781,538
Hexion Inc., 7.88%, 07/15/27 (Call 07/15/22)(a)(b)	2,835	3,047,625
Illuminate Buyer LLC/Illuminate Holdings IV Inc., 9.00%, 07/01/28 (Call 07/01/23)(a)(b)	2,736	3,043,800
INEOS Group Holdings SA, 5.63%, 08/01/24 (Call 08/30/21)(a)(b)	2,410	2,409,831
INEOS Quattro Finance 2 PLC, 3.38%, 01/15/26 (Call 01/15/23)(a)(b)	2,605	2,614,769
Ingevity Corp.
3.88%, 11/01/28 (Call 11/01/23)(a)(b)	3,168	3,168,000
4.50%, 02/01/26 (Call 08/30/21)(a)(b)	1,098	1,115,843
Innophos Holdings Inc., 9.38%, 02/15/28 (Call 02/15/23)(a)(b)	1,646	1,773,565
Kraton Polymers LLC/Kraton Polymers Capital Corp., 4.25%, 12/15/25 (Call 12/15/22)(a)(b)	2,496	2,558,400
Methanex Corp.
4.25%, 12/01/24 (Call 09/01/24)	796	843,768
5.13%, 10/15/27 (Call 04/15/27)(b)	3,943	4,268,219
5.25%, 12/15/29 (Call 09/15/29)(b)	3,894	4,304,817
5.65%, 12/01/44 (Call 06/01/44)(b)	1,588	1,691,220
Minerals Technologies Inc., 5.00%, 07/01/28 (Call 07/01/23)(a)(b)	2,072	2,165,240
NOVA Chemicals Corp.
4.25%, 05/15/29 (Call 05/15/24)(a)	3,092	3,127,898
4.88%, 06/01/24 (Call 03/03/24)(a)(b)	5,398	5,707,359
5.00%, 05/01/25 (Call 01/31/25)(a)	2,486	2,657,534
5.25%, 06/01/27 (Call 03/03/27)(a)	5,448	5,870,220
Nufarm Australia Ltd./Nufarm Americas Inc., 5.75%, 04/30/26 (Call 08/30/21)(a)(b)	2,021	2,079,104
OCI NV
4.63%, 10/15/25 (Call 10/15/22)(a)(b)	1,821	1,882,459
5.25%, 11/01/24 (Call 11/01/21)(a)	2,962	3,041,530
Olin Corp.
5.00%, 02/01/30 (Call 02/01/24)(b)	2,884	3,089,485
5.13%, 09/15/27 (Call 03/15/22)	1,893	1,971,086
5.63%, 08/01/29 (Call 08/01/24)(b)	4,161	4,571,899
9.50%, 06/01/25 (Call 03/01/25)(a)(b)	2,832	3,536,460
Polar US Borrower LLC/Schenectady International Group Inc., 6.75%, 05/15/26 (Call 05/15/23)(a)	1,725	1,752,600
PQ Corp., 5.75%, 12/15/25 (Call 08/02/21)(a)(b)	1,029	1,058,584
Rain CII Carbon LLC/CII Carbon Corp., 7.25%, 04/01/25 (Call 08/30/21)(a)(b)	3,420	3,522,600
Rayonier AM Products Inc.
5.50%, 06/01/24 (Call 08/30/21)(a)(b)	2,863	2,684,062
7.63%, 01/15/26 (Call 01/15/24)(a)(b)	2,695	2,769,112
	Par
Security	(000)	Value

Chemicals (continued)
SCIH Salt Holdings Inc.
4.88%, 05/01/28 (Call 05/01/24)(a)(b)	$5,900	$5,892,625
6.63%, 05/01/29 (Call 05/01/24)(a)(b)	3,607	3,570,930
SPCM SA, 4.88%, 09/15/25 (Call 08/10/21)(a)	2,925	2,994,703
TPC Group Inc., 10.50%, 08/01/24 (Call 08/30/21)(a)(b)	4,734	4,662,943
Trinseo Materials Operating SCA/Trinseo Materials Finance Inc.
5.13%, 04/01/29 (Call 04/01/24)(a)(b)	2,681	2,727,917
5.38%, 09/01/25 (Call 08/30/21)(a)(b)	3,012	3,074,348
Tronox Inc.
4.63%, 03/15/29 (Call 03/15/24)(a)	5,870	5,965,387
6.50%, 05/01/25 (Call 05/01/22)(a)	2,557	2,707,224
Valvoline Inc.
3.63%, 06/15/31 (Call 06/15/26)(a)	2,785	2,771,075
4.25%, 02/15/30 (Call 02/15/25)(a)(b)	3,305	3,433,069
Venator Finance Sarl/Venator Materials LLC, 5.75%, 07/15/25 (Call 08/30/21)(a)(b)	2,122	2,037,120
WR Grace & Co-Conn
4.88%, 06/15/27 (Call 06/15/23)(a)	4,236	4,474,275
5.63%, 10/01/24(a)	1,432	1,591,310
		185,076,243
Coal — 0.1%
Alliance Resource Operating Partners LP/Alliance
Resource Finance Corp., 7.50%, 05/01/25 (Call 08/30/21)(a)(b)	1,523	1,538,230
Coronado Finance Pty Ltd., 10.75%, 05/15/26 (Call 05/15/23)(a)	1,395	1,513,575
Natural Resource Partners LP/NRP Finance Corp., 9.13%, 06/30/25 (Call 10/30/21)(a)	952	944,860
Peabody Energy Corp., 6.38%, 03/31/25 (Call 08/30/21)(a)	1,034	816,116
SunCoke Energy Inc., 4.88%, 06/30/29 (Call 06/30/24)(a)	2,225	2,241,687
Warrior Met Coal Inc., 8.00%, 11/01/24 (Call 08/30/21)(a)(b)	2,179	2,217,133
		9,271,601
Commercial Services — 3.9%
ADT Security Corp. (The)
3.50%, 07/15/22	3,153	3,233,197
4.13%, 06/15/23	3,765	3,976,066
4.13%, 08/01/29 (Call 08/01/28)(a)	4,332	4,357,775
4.88%, 07/15/32(a)	3,796	3,938,350
Adtalem Global Education Inc., 5.50%, 03/01/28 (Call 03/01/24)(a)	4,429	4,545,261
Ahern Rentals Inc., 7.38%, 05/15/23 (Call 08/30/21)(a)(b)	2,533	2,297,127
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.00%, 06/01/29 (Call 06/01/24)(a)(b)	5,160	5,166,450
6.63%, 07/15/26 (Call 07/15/22)(a)	10,045	10,635,144
9.75%, 07/15/27 (Call 07/15/22)(a)	5,461	5,985,802
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl
4.63%, 06/01/28 (Call 06/01/24)(a)(b)	6,330	6,353,737
4.63%, 06/01/28 (Call 06/01/24)(a)	4,230	4,230,000
Alta Equipment Group Inc., 5.63%, 04/15/26 (Call 04/15/23)(a)	1,868	1,933,380
AMN Healthcare Inc.
4.00%, 04/15/29 (Call 04/15/24)(a)(b)	1,804	1,849,100

Schedule of Investments (unaudited) (continued)	iShares® Broad USD High Yield Corporate Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Commercial Services (continued)
4.63%, 10/01/27 (Call 10/01/22)(a)(b)	$2,996	$3,119,585
Aptim Corp., 7.75%, 06/15/25 (Call 08/16/21)(a)(b)	2,782	2,392,520
APX Group Inc.
5.75%, 07/15/29 (Call 07/15/24)(a)	3,400	3,413,668
6.75%, 02/15/27 (Call 02/15/23)(a)(b)	3,531	3,742,860
7.63%, 09/01/23 (Call 09/01/21)	2,175	2,224,808
ASGN Inc., 4.63%, 05/15/28 (Call 05/15/23)(a)(b)	3,095	3,230,019
Autopistas Metropolitanas de Puerto Rico LLC, 6.75%, 06/30/35(a)	740	721,123
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
4.75%, 04/01/28 (Call 04/01/24)(a)	2,876	2,918,363
5.38%, 03/01/29 (Call 03/01/24)(a)(b)	3,057	3,179,280
5.75%, 07/15/27 (Call 07/15/22)(a)(b)	4,238	4,418,254
Brink’s Co. (The)
4.63%, 10/15/27 (Call 10/15/22)(a)(b)	3,363	3,491,990
5.50%, 07/15/25 (Call 07/15/22)(a)(b)	1,941	2,040,476
Carriage Services Inc., 4.25%, 05/15/29 (Call 05/15/24)(a)(b)	2,061	2,055,848
Cimpress PLC, 7.00%, 06/15/26 (Call 08/30/21)(a)(b)	3,258	3,420,900
CoreCivic Inc.
4.63%, 05/01/23 (Call 02/01/23)(b)	1,614	1,626,105
4.75%, 10/15/27 (Call 07/15/27)(b)	1,150	1,052,250
8.25%, 04/15/26 (Call 04/15/24)(b)	2,500	2,649,850
CoreLogic Inc., 4.50%, 05/01/28 (Call 05/01/24)(a)	3,850	3,835,562
CPI CG Inc., 8.63%, 03/15/26 (Call 03/15/23)(a)(b)	1,691	1,801,236
Deluxe Corp., 8.00%, 06/01/29 (Call 06/01/24)(a)	2,235	2,441,738
Garda World Security Corp.
4.63%, 02/15/27 (Call 02/15/23)(a)	3,354	3,366,477
6.00%, 06/01/29 (Call 06/01/24)(a)	2,385	2,334,319
9.50%, 11/01/27 (Call 11/01/22)(a)	3,297	3,593,730
Gartner Inc.
3.63%, 06/15/29 (Call 06/15/24)(a)	2,945	3,014,944
3.75%, 10/01/30 (Call 10/01/25)(a)	4,290	4,407,975
4.50%, 07/01/28 (Call 07/01/23)(a)	4,299	4,546,192
Graham Holdings Co., 5.75%, 06/01/26 (Call 08/10/21)(a)(b)	1,713	1,782,599
Herc Holdings Inc., 5.50%, 07/15/27 (Call 07/15/22)(a)	6,383	6,694,171
Jaguar Holding Co. II/PPD Development LP
4.63%, 06/15/25 (Call 06/15/22)(a)(b)	2,895	3,028,894
5.00%, 06/15/28 (Call 06/15/23)(a)(b)	3,579	3,856,372
Korn Ferry, 4.63%, 12/15/27 (Call 12/15/22)(a)	1,931	1,993,758
Legends Hospitality Holding Co. LLC / Legends Hospitality Co-Issuer Inc., 5.00%, 02/01/26 (Call 02/01/23)(a)	2,560	2,649,600
Metis Merger Sub LLC, 6.50%, 05/15/29 (Call 05/15/24)(a)	3,850	3,775,965
Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance Inc., 7.88%, 10/01/22 (Call 08/16/21)(a)(b)	2,077	1,941,164
Modulaire Global Finance PLC, 8.00%, 02/15/23 (Call 08/10/21)(a)	3,392	3,485,280
MoneyGram International Inc., 5.38%, 08/01/26 (Call 08/01/23)(a)	2,085	2,163,188
MPH Acquisition Holdings LLC, 5.75%, 11/01/28 (Call 11/01/23)(a)(b)	6,789	6,592,323
NESCO Holdings II Inc., 5.50%, 04/15/29 (Call 04/15/24)(a)	5,130	5,293,775
Nielsen Co. Luxembourg SARL (The), 5.00%, 02/01/25 (Call 08/30/21)(a)(b)	1,942	1,994,240
	Par
Security	(000)	Value

Commercial Services (continued)
Nielsen Finance LLC/Nielsen Finance Co.
4.50%, 07/15/29 (Call 07/15/24)(a)	$3,460	$3,485,933
4.75%, 07/15/31 (Call 07/15/26)(a)	3,505	3,535,055
5.63%, 10/01/28 (Call 10/01/23)(a)	5,434	5,739,662
5.88%, 10/01/30 (Call 10/01/25)(a)(b)	3,920	4,292,013
North Queensland Export Terminal Pty Ltd., 4.45%, 12/15/22(a)(b)	1,700	1,621,498
Paysafe Finance PLC/Paysafe Holdings U.S. Corp., 4.00%, 06/15/29 (Call 06/15/24)(a)	2,700	2,621,673
Prime Security Services Borrower LLC/Prime
Finance Inc.
3.38%, 08/31/27 (Call 08/31/26)(a)	5,410	5,262,307
5.25%, 04/15/24(a)	3,848	4,112,550
5.75%, 04/15/26(a)(b)	7,296	7,989,120
6.25%, 01/15/28 (Call 01/15/23)(a)(b)	6,808	7,105,169
Rent-A-Center Inc./TX, 6.38%, 02/15/29 (Call 02/15/24)(a)	2,320	2,491,100
Ritchie Bros. Auctioneers Inc., 5.38%, 01/15/25 (Call 08/30/21)(a)(b)	2,053	2,099,193
RR Donnelley & Sons Co.
6.13%, 11/01/26 (Call 11/01/23)(a)	2,355	2,478,638
8.25%, 07/01/27 (Call 07/01/23)	984	1,119,300
8.50%, 04/15/29(a)	25	32,438
Sabre GLBL Inc.
7.38%, 09/01/25 (Call 09/01/22)(a)(b)	4,447	4,749,259
9.25%, 04/15/25 (Call 03/16/25)(a)(b)	4,373	5,116,410
Service Corp. International/U.S.
3.38%, 08/15/30 (Call 08/15/25)	4,725	4,712,715
4.00%, 05/15/31 (Call 05/15/26)	4,215	4,351,355
4.63%, 12/15/27 (Call 12/15/22)	2,535	2,668,088
5.13%, 06/01/29 (Call 06/01/24)	3,765	4,066,200
Shift4 Payments LLC/Shift4 Payments Finance Sub Inc., 4.63%, 11/01/26 (Call 11/01/22)(a)(b)	2,330	2,428,745
Signal Parent Inc., 6.13%, 04/01/29 (Call 04/01/24)(a)	1,800	1,737,000
Sotheby’s, 7.38%, 10/15/27 (Call 10/15/22)(a)(b)	4,249	4,538,569
Square Inc.
2.75%, 06/01/26 (Call 05/01/26)(a)	4,870	4,979,575
3.50%, 06/01/31 (Call 03/01/31)(a)	5,320	5,527,959
StoneMor Inc., 8.50%, 05/15/29 (Call 05/15/24)(a)	2,085	2,090,609
Team Health Holdings Inc., 6.38%, 02/01/25 (Call 08/16/21)(a)(b)	3,884	3,602,410
TriNet Group Inc., 3.50%, 03/01/29 (Call 03/01/24)(a)	2,757	2,760,446
United Rentals North America Inc.
3.75%, 01/15/32 (Call 07/15/26)	655	655,000
3.88%, 02/15/31 (Call 08/15/25)(b)	5,818	5,984,628
4.00%, 07/15/30 (Call 07/15/25)(b)	3,928	4,080,210
4.88%, 01/15/28 (Call 01/15/23)	8,989	9,492,384
5.25%, 01/15/30 (Call 01/15/25)(b)	3,831	4,191,957
5.50%, 05/15/27 (Call 05/15/22)(b)	5,289	5,560,061
5.88%, 09/15/26 (Call 09/15/21)	4,492	4,640,146
Verscend Escrow Corp., 9.75%, 08/15/26 (Call 08/30/21)(a)	5,466	5,773,462
WW International Inc., 4.50%, 04/15/29 (Call 04/15/24)(a)	2,905	2,944,857
		329,430,484
Computers — 1.5%
Ahead DB Holdings LLC, 6.63%, 05/01/28 (Call 05/01/24)(a)	2,202	2,268,060
Austin BidCo Inc., 7.13%, 12/15/28 (Call 12/15/23)(a)	1,755	1,794,488

Schedule of Investments (unaudited) (continued)	iShares® Broad USD High Yield Corporate Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Computers (continued)
Banff Merger Sub Inc., 9.75%, 09/01/26 (Call 09/01/21)(a)(b)	$7,611	$8,001,064
Booz Allen Hamilton Inc.
3.88%, 09/01/28 (Call 09/01/23)(a)	4,017	4,097,340
4.00%, 07/01/29 (Call 07/01/24)(a)	2,345	2,408,292
Crowdstrike Holdings Inc., 3.00%, 02/15/29 (Call 02/15/24)(b)	3,725	3,776,219
Dell Inc.
5.40%, 09/10/40(b)	1,263	1,499,181
6.50%, 04/15/38(b)	2,126	2,801,005
7.10%, 04/15/28(b)	1,169	1,502,165
Dell International LLC/EMC Corp., 7.13%, 06/15/24 (Call 08/16/21)(a)	6,705	6,859,818
Diebold Nixdorf Inc.
8.50%, 04/15/24 (Call 08/30/21)(b)	2,357	2,402,054
9.38%, 07/15/25 (Call 07/15/22)(a)(b)	4,177	4,589,479
EMC Corp., 3.38%, 06/01/23 (Call 03/01/23)(b)	4,964	5,134,513
Exela Intermediate LLC/Exela Finance Inc., 10.00%, 07/15/23 (Call 08/30/21)(a)	5,059	3,541,300
Flexential Intermediate Corp., 11.25%, 08/01/24 (Call 02/01/22)(a)(b)	700	759,500
KBR Inc., 4.75%, 09/30/28 (Call 09/30/23)(a)(b)	1,570	1,585,700
NCR Corp.
5.00%, 10/01/28 (Call 10/01/23)(a)(b)	3,367	3,467,252
5.13%, 04/15/29 (Call 04/15/24)(a)	6,514	6,780,032
5.25%, 10/01/30 (Call 10/01/25)(a)(b)	2,388	2,513,370
5.75%, 09/01/27 (Call 09/01/22)(a)	2,423	2,556,265
6.13%, 09/01/29 (Call 09/01/24)(a)(b)	2,524	2,737,303
8.13%, 04/15/25 (Call 04/15/22)(a)	1,603	1,741,259
Presidio Holdings Inc.
4.88%, 02/01/27 (Call 02/01/23)(a)(b)	3,143	3,239,144
8.25%, 02/01/28 (Call 02/01/23)(a)(b)	1,707	1,854,229
Science Applications International Corp., 4.88%, 04/01/28 (Call 04/01/23)(a)(b)	1,678	1,759,803
Seagate HDD Cayman
3.13%, 07/15/29 (Call 01/15/24)(a)	2,775	2,719,500
3.38%, 07/15/31 (Call 01/15/26)(a)	2,627	2,587,175
4.09%, 06/01/29 (Call 03/01/29)(a)	2,888	3,028,790
4.13%, 01/15/31 (Call 10/15/30)(a)	2,860	2,992,275
4.75%, 06/01/23(b)	2,386	2,538,107
4.75%, 01/01/25(b)	856	943,740
4.88%, 03/01/24 (Call 01/01/24)	2,700	2,928,582
4.88%, 06/01/27 (Call 03/01/27)	2,437	2,717,255
5.75%, 12/01/34 (Call 06/01/34)(b)	2,610	3,085,333
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., 5.75%, 06/01/25 (Call 06/01/22)(a)(b)	480	507,600
Unisys Corp., 6.88%, 11/01/27 (Call 11/01/23)(a)	2,459	2,676,695
Vericast Corp., 8.38%, 08/15/22 (Call 08/30/21)(a)	2,665	2,724,962
Vericast Corp./Harland Clarke/Checks in the Mail/Valassis Comm/Valassis Direct, 12.50%, 05/01/24 (Call 08/30/21)(a)	545	611,776
Western Digital Corp., 4.75%, 02/15/26 (Call 11/15/25)(b)	11,818	13,117,980
		122,848,605
Cosmetics & Personal Care — 0.3%
Avon Products Inc., 6.50%, 03/15/23	3,059	3,254,011
Coty Inc.
5.00%, 04/15/26 (Call 04/15/23)(a)	4,735	4,770,513
6.50%, 04/15/26 (Call 08/30/21)(a)	3,177	3,192,885
	Par
Security	(000)	Value

Cosmetics & Personal Care (continued)
Edgewell Personal Care Co.
4.13%, 04/01/29 (Call 04/01/24)(a)(b)	$3,020	$3,038,875
5.50%, 06/01/28 (Call 06/01/23)(a)(b)	4,106	4,347,720
Oriflame Investment Holding PLC, 5.13%, 05/04/26 (Call 05/15/23)(a)	2,975	3,053,540
Revlon Consumer Products Corp., 6.25%, 08/01/24 (Call 08/30/21)	749	329,560
		21,987,104
Distribution & Wholesale — 0.6%
American Builders & Contractors Supply Co. Inc.
3.88%, 11/15/29 (Call 11/15/24)(a)	2,100	2,089,500
4.00%, 01/15/28 (Call 01/15/23)(a)	3,772	3,866,300
Avient Corp.
5.25%, 03/15/23	2,136	2,269,500
5.75%, 05/15/25 (Call 05/15/22)(a)(b)	3,570	3,748,500
BCPE Empire Holdings Inc., 7.63%, 05/01/27 (Call 05/01/23)(a)	3,631	3,649,155
Core & Main LP, 6.13%, 08/15/25 (Call 08/15/21)(a)	3,628	3,679,518
G-III Apparel Group Ltd., 7.88%, 08/15/25 (Call 08/15/22)(a)	2,609	2,834,026
H&E Equipment Services Inc., 3.88%, 12/15/28 (Call 12/15/23)(a)(b)	6,730	6,671,112
IAA Inc., 5.50%, 06/15/27 (Call 06/15/22)(a)	3,270	3,429,412
KAR Auction Services Inc., 5.13%, 06/01/25 (Call 08/30/21)(a)(b)	5,325	5,451,469
Resideo Funding Inc., 6.13%, 11/01/26 (Call 11/01/21)(a)(b)	1,443	1,515,150
Univar Solutions USA Inc., 5.13%, 12/01/27 (Call 12/01/22)(a)(b)	3,142	3,288,229
Wolverine Escrow LLC
8.50%, 11/15/24 (Call 11/15/21)(a)(b)	3,289	3,193,257
9.00%, 11/15/26 (Call 11/15/22)(a)	4,759	4,591,912
13.13%, 11/15/27 (Call 11/15/22)(a)(b)	2,836	2,353,880
		52,630,920
Diversified Financial Services — 2.8%
Advisor Group Holdings Inc., 10.75%, 08/01/27 (Call 08/01/22)(a)	2,165	2,389,662
AerCap Holdings NV, 5.88%, 10/10/79 (Call 10/10/24)(b)(e)	4,150	4,357,500
AG Issuer LLC, 6.25%, 03/01/28 (Call 03/01/23)(a)(b)	2,988	3,133,545
Ally Financial Inc., 5.75%, 11/20/25 (Call 10/21/25)(b)	5,638	6,446,677
Aretec Escrow Issuer Inc., 7.50%, 04/01/29 (Call 04/01/24)(a)	2,256	2,374,440
Burford Capital Global Finance LLC, 6.25%, 04/15/28 (Call 04/15/24)(a)	575	605,188
Credit Acceptance Corp.
5.13%, 12/31/24 (Call 12/31/21)(a)(b)	2,389	2,469,629
6.63%, 03/15/26 (Call 03/15/22)(b)	2,290	2,415,950
Curo Group Holdings Corp.
7.50%, 08/01/28 (Call 08/01/24)(a)	3,640	3,703,118
8.25%, 09/01/25 (Call 08/12/21)(a)	3,856	4,034,918
Enact Holdings Inc., 6.50%, 08/15/25 (Call 02/15/25)(a)	4,197	4,550,902
Enova International Inc.
8.50%, 09/01/24 (Call 08/30/21)(a)(b)	926	949,150
8.50%, 09/15/25 (Call 09/15/21)(a)(b)	2,122	2,209,533
Finance of America Funding LLC, 7.88%, 11/15/25 (Call 11/15/22)(a)	1,909	1,889,910
Global Aircraft Leasing Co. Ltd., 6.50%, 09/15/24 (Call 09/15/21), (7.25% PIK)(a)(b)(d)	9,303	9,349,908

Schedule of Investments (unaudited) (continued)	iShares® Broad USD High Yield Corporate Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Diversified Financial Services (continued)
goeasy Ltd.
4.38%, 05/01/26 (Call 05/01/23)(a)	$1,760	$1,815,000
5.38%, 12/01/24 (Call 12/01/21)(a)	2,513	2,607,841
Home Point Capital Inc., 5.00%, 02/01/26 (Call 02/01/23)(a)(b)	3,055	2,819,307
Jefferies Finance LLC/JFIN Co-Issuer Corp.
5.00%, 08/15/28 (Call 08/15/24)(a)	2,620	2,679,605
6.25%, 06/03/26 (Call 08/03/21)(a)(b)	2,406	2,594,149
Jefferson Capital Holdings LLC, 6.00%, 08/15/26 (Call 08/15/23)(a)	860	870,750
LD Holdings Group LLC
6.13%, 04/01/28 (Call 04/01/24)(a)	3,200	3,176,864
6.50%, 11/01/25 (Call 11/01/22)(a)	2,814	2,876,921
LPL Holdings Inc.
4.00%, 03/15/29 (Call 03/15/24)(a)	4,945	5,019,175
4.38%, 05/15/31 (Call 05/15/26)(a)	2,035	2,083,331
4.63%, 11/15/27 (Call 11/15/22)(a)	2,102	2,167,688
Midcap Financial Issuer Trust
5.63%, 01/15/30 (Call 01/15/25)(a)	1,735	1,701,792
6.50%, 05/01/28 (Call 05/01/24)(a)	5,445	5,660,023
Nationstar Mortgage Holdings Inc.
5.13%, 12/15/30 (Call 12/15/25)(a)(b)	3,355	3,346,613
5.50%, 08/15/28 (Call 08/15/23)(a)(b)	4,720	4,796,700
6.00%, 01/15/27 (Call 01/15/23)(a)	3,195	3,330,788
Navient Corp.
4.88%, 03/15/28 (Call 06/15/27)	2,845	2,869,894
5.00%, 03/15/27 (Call 09/15/26)(b)	3,635	3,780,400
5.50%, 01/25/23(b)	4,663	4,890,321
5.63%, 08/01/33	2,817	2,736,011
5.88%, 10/25/24(b)	2,273	2,481,525
6.13%, 03/25/24	4,286	4,650,310
6.75%, 06/25/25	2,962	3,298,747
6.75%, 06/15/26(b)	2,929	3,284,141
7.25%, 09/25/23	2,158	2,376,246
NFP Corp.
4.88%, 08/15/28 (Call 08/15/23)(a)	1,600	1,628,000
6.88%, 08/15/28 (Call 08/15/23)(a)	9,506	9,886,240
OneMain Finance Corp.
3.50%, 01/15/27 (Call 01/15/24)	3,335	3,393,362
4.00%, 09/15/30 (Call 09/15/25)	4,496	4,473,520
5.38%, 11/15/29 (Call 05/15/29)(b)	4,081	4,482,815
5.63%, 03/15/23	3,938	4,164,435
6.13%, 03/15/24 (Call 09/15/23)(b)	6,765	7,280,831
6.63%, 01/15/28 (Call 07/15/27)	4,121	4,759,755
6.88%, 03/15/25	7,351	8,338,407
7.13%, 03/15/26(b)	8,461	9,962,827
8.25%, 10/01/23	1,107	1,255,061
8.88%, 06/01/25 (Call 06/01/22)	3,255	3,580,435
Oxford Finance LLC/Oxford Finance Co-Issuer II Inc., 6.38%, 12/15/22 (Call 08/30/21)(a)	1,102	1,109,769
PennyMac Financial Services Inc.
4.25%, 02/15/29 (Call 02/15/24)(a)	3,695	3,576,926
5.38%, 10/15/25 (Call 10/15/22)(a)	3,402	3,569,855
PHH Mortgage Corp., 7.88%, 03/15/26 (Call 03/15/23)(a)(b)	2,401	2,466,307
PRA Group Inc., 7.38%, 09/01/25 (Call 09/01/22)(a)(b)	2,017	2,173,318
Provident Funding Associates LP/PFG Finance Corp., 6.38%, 06/15/25 (Call 08/30/21)(a)(b)	1,595	1,626,900
Quicken Loans LLC, 5.25%, 01/15/28 (Call 01/15/23)(a)	5,303	5,581,407
	Par
Security	(000)	Value

Diversified Financial Services (continued)
Quicken Loans LLC/Quicken Loans Co-Issuer Inc.
3.63%, 03/01/29 (Call 03/01/24)(a)(b)	$3,927	$3,936,817
3.88%, 03/01/31 (Call 03/01/26)(a)	6,694	6,826,575
SLM Corp., 4.20%, 10/29/25 (Call 09/29/25)(b)	2,817	3,042,360
StoneX Group Inc., 8.63%, 06/15/25 (Call 06/15/22)(a)	2,093	2,273,354
TMX Finance LLC/TitleMax Finance Corp., 11.13%, 04/01/23 (Call 08/30/21)(a)(b)	2,054	2,095,080
United Wholesale Mortgage LLC
5.50%, 11/15/25 (Call 11/15/22)(a)	4,331	4,447,071
5.50%, 04/15/29 (Call 04/15/24)(a)	3,820	3,791,350
		238,516,949
Electric — 2.7%
Calpine Corp.
3.75%, 03/01/31 (Call 03/01/26)(a)(b)	4,715	4,536,962
4.50%, 02/15/28 (Call 02/15/23)(a)	6,058	6,239,740
4.63%, 02/01/29 (Call 02/01/24)(a)	3,625	3,575,156
5.00%, 02/01/31 (Call 02/01/26)(a)	4,580	4,625,800
5.13%, 03/15/28 (Call 03/15/23)(a)	7,082	7,170,525
5.25%, 06/01/26 (Call 08/30/21)(a)	3,851	3,962,140
Clearway Energy Operating LLC
3.75%, 02/15/31 (Call 02/15/26)(a)	4,780	4,780,000
4.75%, 03/15/28 (Call 03/15/23)(a)(b)	4,412	4,676,720
5.00%, 09/15/26 (Call 09/15/21)(b)	1,497	1,532,150
DPL Inc.
4.13%, 07/01/25 (Call 04/01/25)	2,226	2,386,717
4.35%, 04/15/29 (Call 01/15/29)(b)	2,228	2,442,244
Drax Finco PLC, 6.63%, 11/01/25 (Call 08/10/21)(a)(b)	2,129	2,190,209
Electricite de France SA
5.25%, (Call 01/29/23)(a)(b)(e)(f)	8,600	9,025,700
5.63%, (Call 01/22/24)(a)(b)(e)(f)	7,525	8,085,612
Emera Inc., Series 16-A, 6.75%, 06/15/76 (Call 06/15/26)(b)(e)	5,606	6,565,971
FirstEnergy Corp.
2.05%, 03/01/25 (Call 02/01/25)	1,870	1,902,725
2.65%, 03/01/30 (Call 12/01/29)	3,193	3,253,028
Series A, 1.60%, 01/15/26 (Call 12/15/25)(b)	1,965	1,954,625
Series B, 2.25%, 09/01/30 (Call 06/01/30)	2,253	2,222,134
Series B, 4.65%, 07/15/27 (Call 04/15/27)	8,125	9,053,461
Series B, 4.75%, 03/15/23 (Call 12/15/22)	4,089	4,303,673
Series C, 3.40%, 03/01/50 (Call 09/01/49)	4,420	4,437,964
Series C, 5.60%, 07/15/47 (Call 01/15/47)	5,224	6,567,821
Series C, 7.38%, 11/15/31	7,955	11,116,158
FirstEnergy Transmission LLC
2.87%, 09/15/28 (Call 07/15/28)(a)	2,535	2,675,864
4.35%, 01/15/25 (Call 10/15/24)(a)	827	919,493
4.55%, 04/01/49 (Call 10/01/48)(a)(b)	2,500	3,018,050
5.45%, 07/15/44 (Call 01/15/44)(a)	2,065	2,692,404
InterGen NV, 7.00%, 06/30/23 (Call 08/30/21)(a)	2,334	2,310,660
Leeward Renewable Energy Operations LLC, 4.25%, 07/01/29 (Call 07/01/24)(a)	1,425	1,453,500
Midland Cogeneration Venture LP, 6.00%, 03/15/25(a)(b)	618	637,586
NextEra Energy Operating Partners LP
3.88%, 10/15/26 (Call 07/15/26)(a)	2,400	2,526,000
4.25%, 07/15/24 (Call 04/15/24)(a)	3,799	3,994,459
4.25%, 09/15/24 (Call 07/15/24)(a)	226	238,148
4.50%, 09/15/27 (Call 06/15/27)(a)	3,112	3,353,180
NRG Energy Inc.
3.38%, 02/15/29 (Call 02/15/24)(a)(b)	2,700	2,686,500
3.63%, 02/15/31 (Call 02/15/26)(a)(b)	5,508	5,549,310

Schedule of Investments (unaudited) (continued)	iShares® Broad USD High Yield Corporate Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Electric (continued)
5.25%, 06/15/29 (Call 06/15/24)(a)	$3,593	$3,853,493
5.75%, 01/15/28 (Call 01/15/23)	4,535	4,818,437
6.63%, 01/15/27 (Call 08/16/21)	5,908	6,115,962
7.25%, 05/15/26 (Call 08/16/21)	4,672	4,859,814
Pattern Energy Operations LP/Pattern Energy
Operations Inc., 4.50%, 08/15/28 (Call 08/15/23)(a)(b)	3,760	3,881,110
PG&E Corp.
5.00%, 07/01/28 (Call 07/01/23)(b)	5,371	5,230,011
5.25%, 07/01/30 (Call 07/01/25)(b)	5,285	5,159,481
Pike Corp., 5.50%, 09/01/28 (Call 09/01/23)(a)	2,831	2,888,639
Talen Energy Supply LLC
6.50%, 06/01/25 (Call 08/30/21)(b)	2,600	1,533,220
6.63%, 01/15/28 (Call 01/15/23)(a)(b)	2,328	2,066,100
7.25%, 05/15/27 (Call 05/15/22)(a)(b)	3,714	3,387,762
7.63%, 06/01/28 (Call 06/01/23)(a)(b)	2,072	1,890,327
10.50%, 01/15/26 (Call 01/15/22)(a)(b)	3,493	2,322,845
Terraform Global Operating LLC, 6.13%, 03/01/26 (Call 08/30/21)(a)(b)	1,612	1,656,330
TransAlta Corp.
4.50%, 11/15/22 (Call 08/15/22)(b)	1,115	1,147,915
6.50%, 03/15/40(b)	1,343	1,544,450
Vistra Operations Co. LLC
4.38%, 05/01/29 (Call 05/01/24)(a)	6,560	6,724,000
5.00%, 07/31/27 (Call 07/31/22)(a)	7,208	7,442,260
5.50%, 09/01/26 (Call 09/01/21)(a)	4,896	5,042,880
5.63%, 02/15/27 (Call 02/15/22)(a)	6,840	7,096,500
		227,323,925
Electrical Components & Equipment — 0.3%
Energizer Holdings Inc.
4.38%, 03/31/29 (Call 09/30/23)(a)	4,476	4,506,661
4.75%, 06/15/28 (Call 06/15/23)(a)(b)	3,190	3,280,755
EnerSys
4.38%, 12/15/27 (Call 09/15/27)(a)	1,613	1,685,585
5.00%, 04/30/23 (Call 01/30/23)(a)(b)	1,502	1,567,712
WESCO Distribution Inc.
7.13%, 06/15/25 (Call 06/15/22)(a)	8,240	8,857,918
7.25%, 06/15/28 (Call 06/15/23)(a)	7,102	7,904,526
		27,803,157
Electronics — 0.5%
Atkore Inc., 4.25%, 06/01/31 (Call 06/01/26)(a)	2,125	2,172,813
Brightstar Escrow Corp., 9.75%, 10/15/25 (Call 10/15/22)(a)	2,693	2,881,510
Imola Merger Corp., 4.75%, 05/15/29 (Call 05/15/24)(a)	10,735	11,080,560
Ingram Micro Inc.
5.00%, 08/10/22 (Call 08/02/21)	913	934,784
5.45%, 12/15/24 (Call 08/02/21)	2,112	2,413,034
Sensata Technologies BV
4.00%, 04/15/29 (Call 04/15/24)(a)	5,240	5,377,550
4.88%, 10/15/23(a)	2,566	2,745,620
5.00%, 10/01/25(a)	3,599	4,017,384
5.63%, 11/01/24(a)(b)	2,119	2,359,867
Sensata Technologies Inc.
3.75%, 02/15/31 (Call 02/15/26)(a)(b)	4,020	4,050,150
4.38%, 02/15/30 (Call 11/15/29)(a)(b)	2,262	2,420,340
TTM Technologies Inc., 4.00%, 03/01/29 (Call 03/01/24)(a)(b)	2,730	2,747,062
		43,200,674
	Par
Security	(000)	Value

Energy - Alternate Sources — 0.3%
Atlantica Sustainable Infrastructure PLC, 4.13%, 06/15/28 (Call 06/15/25)(a)(b)	$2,350	$2,438,125
Enviva Partners LP/Enviva Partners Finance Corp., 6.50%, 01/15/26 (Call 11/15/21)(a)	3,255	3,370,878
Renewable Energy Group Inc., 5.88%, 06/01/28 (Call 06/01/24)(a)	3,035	3,163,988
TerraForm Power Operating LLC
4.25%, 01/31/23 (Call 10/31/22)(a)	2,413	2,476,341
4.75%, 01/15/30 (Call 01/15/25)(a)	3,841	4,042,652
5.00%, 01/31/28 (Call 07/31/27)(a)(b)	3,912	4,224,960
Topaz Solar Farms LLC, 5.75%, 09/30/39(a)(b)	3,155	3,669,663
		23,386,607
Engineering & Construction — 0.6%
AECOM, 5.13%, 03/15/27 (Call 12/15/26)	4,629	5,149,762
Arcosa Inc., 4.38%, 04/15/29 (Call 04/15/24)(a)	2,310	2,361,975
Brand Industrial Services Inc., 8.50%, 07/15/25 (Call 08/30/21)(a)(b)	5,475	5,568,020
Brundage-Bone Concrete Pumping Holdings Inc., 6.00%, 02/01/26 (Call 02/01/23)(a)	2,405	2,513,225
Cellnex Finance Co SA, 3.88%, 07/07/41 (Call 04/07/41)(a)	2,000	2,033,442
Dycom Industries Inc., 4.50%, 04/15/29 (Call 04/15/24)(a)	2,607	2,639,588
Fluor Corp.
3.50%, 12/15/24 (Call 09/15/24)(b)	1,996	2,085,820
4.25%, 09/15/28 (Call 06/15/28)(b)	3,460	3,570,287
Global Infrastructure Solutions Inc., 5.63%, 06/01/29 (Call 06/01/24)(a)	2,000	2,052,500
Great Lakes Dredge & Dock Corp., 5.25%, 06/01/29 (Call 06/01/24)(a)	1,694	1,744,820
MasTec Inc., 4.50%, 08/15/28 (Call 08/15/23)(a)(b)	2,952	3,112,943
New Enterprise Stone & Lime Co. Inc., 6.25%, 03/15/26 (Call 08/30/21)(a)(b)	2,230	2,284,858
PowerTeam Services LLC, 9.03%, 12/04/25 (Call 02/04/23)(a)(b)	5,393	5,939,527
TopBuild Corp., 3.63%, 03/15/29 (Call 03/15/24)(a)	2,210	2,210,663
Tutor Perini Corp., 6.88%, 05/01/25 (Call 08/16/21)(a)(b)	2,872	2,965,340
VM Consolidated Inc., 5.50%, 04/15/29 (Call 04/15/24)(a)	2,000	2,040,000
Weekley Homes LLC/Weekley Finance Corp., 4.88%, 09/15/28 (Call 09/15/23)(a)(b)	2,246	2,322,746
		50,595,516
Entertainment — 2.9%
Affinity Gaming, 6.88%, 12/15/27 (Call 12/01/23)(a)	3,132	3,320,860
Allen Media LLC/Allen Media Co-Issuer Inc., 10.50%, 02/15/28 (Call 02/15/23)(a)(b)	1,660	1,655,850
AMC Entertainment Holdings Inc.
10.50%, 04/15/25 (Call 04/15/22)(a)	2,210	2,349,672
12.00%, 06/15/26 (Call 06/15/23), (12.00% PIK)(a)(d)	7,199	6,425,093
Bally’s Corp., 6.75%, 06/01/27 (Call 06/01/22)(a)(b)	3,423	3,696,840
Banijay Entertainment SASU, 5.38%, 03/01/25 (Call 03/01/22)(a)(b)	2,495	2,579,206
Boyne USA Inc., 4.75%, 05/15/29 (Call 05/15/24)(a)	3,115	3,212,344
Caesars Entertainment Inc.
6.25%, 07/01/25 (Call 07/01/22)(a)	17,882	18,865,510
8.13%, 07/01/27 (Call 07/01/23)(a)(b)	9,535	10,485,449
Caesars Resort Collection LLC/CRC Finco Inc.
5.25%, 10/15/25 (Call 08/10/21)(a)(b)	8,467	8,536,054
5.75%, 07/01/25 (Call 07/01/22)(a)(b)	5,433	5,711,441

Schedule of Investments (unaudited) (continued)	iShares® Broad USD High Yield Corporate Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Entertainment (continued)
CCM Merger Inc., 6.38%, 05/01/26 (Call 11/01/22)(a)(b)	$1,420	$1,486,357
Cedar Fair LP, 5.25%, 07/15/29 (Call 07/15/24)(b)	2,678	2,720,634
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., 5.38%, 06/01/24 (Call 08/30/21)(b)	1,802	1,811,010
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
5.38%, 04/15/27 (Call 04/15/22)(b)	3,208	3,272,160
5.50%, 05/01/25 (Call 05/01/22)(a)	5,457	5,661,637
6.50%, 10/01/28 (Call 10/01/23)(b)	1,550	1,666,762
Churchill Downs Inc.
4.75%, 01/15/28 (Call 01/15/23)(a)(b)	3,832	3,970,910
5.50%, 04/01/27 (Call 04/01/22)(a)(b)	3,173	3,299,222
Cinemark USA Inc.
5.25%, 07/15/28 (Call 07/15/24)(a)	3,470	3,261,800
5.88%, 03/15/26 (Call 03/15/23)(a)(b)	2,331	2,290,208
8.75%, 05/01/25 (Call 05/01/22)(a)(b)	1,665	1,777,221
Cirsa Finance International Sarl, 7.88%, 12/20/23 (Call 08/10/21)(a)	3,291	3,348,592
Downstream Development Authority of the Quapaw
Tribe of Oklahoma, 10.50%, 02/15/23 (Call 08/30/21)(a)	792	825,660
Everi Holdings Inc., 5.00%, 07/15/29 (Call 07/15/24)(a)	1,370	1,400,825
Gateway Casinos & Entertainment Ltd., 8.25%, 03/01/24 (Call 08/30/21)(a)(b)	1,301	1,301,000
Golden Entertainment Inc., 7.63%, 04/15/26 (Call 04/15/22)(a)(b)	2,278	2,414,680
International Game Technology PLC
4.13%, 04/15/26 (Call 04/15/23)(a)	3,800	3,957,776
5.25%, 01/15/29 (Call 01/15/24)(a)(b)	3,885	4,146,635
6.25%, 01/15/27 (Call 07/15/26)(a)	4,515	5,122,267
6.50%, 02/15/25 (Call 08/15/24)(a)(b)	5,666	6,322,094
Jacobs Entertainment Inc., 7.88%, 02/01/24 (Call 08/30/21)(a)(b)	2,277	2,370,926
Lions Gate Capital Holdings LLC, 5.50%, 04/15/29 (Call 04/15/24)(a)	5,399	5,526,956
Live Nation Entertainment Inc.
3.75%, 01/15/28 (Call 01/15/24)(a)(b)	2,620	2,626,393
4.75%, 10/15/27 (Call 10/15/22)(a)	5,163	5,272,714
4.88%, 11/01/24 (Call 08/30/21)(a)	2,861	2,907,491
5.63%, 03/15/26 (Call 08/30/21)(a)	1,183	1,231,799
6.50%, 05/15/27 (Call 05/15/23)(a)	6,281	6,932,654
Merlin Entertainments Ltd., 5.75%, 06/15/26 (Call 03/17/26)(a)(b)	1,995	2,079,788
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, 05/01/29 (Call 05/01/24)(a)	4,280	4,301,400
Mohegan Gaming & Entertainment
7.88%, 10/15/24 (Call 08/16/21)(a)(b)	2,355	2,463,919
8.00%, 02/01/26 (Call 02/01/23)(a)	6,180	6,434,369
Motion Bondco DAC, 6.63%, 11/15/27 (Call 11/15/22)(a)(b)	2,050	2,080,750
Peninsula Pacific Entertainment LLC/Peninsula Pacific Entertainment Finance Inc., 8.50%, 11/15/27 (Call 11/15/23)(a)(b)	4,658	5,018,995
Penn National Gaming Inc.
4.13%, 07/01/29 (Call 07/01/24)(a)(b)	1,680	1,656,396
5.63%, 01/15/27 (Call 01/15/22)(a)	2,067	2,139,345
Powdr Corp., 6.00%, 08/01/25 (Call 08/01/22)(a)	1,675	1,753,692
Raptor Acquisition Corp./Raptor Co-Issuer LLC, 4.88%, 11/01/26 (Call 11/01/22)(a)	1,435	1,456,525
	Par
Security	(000)	Value

Entertainment (continued)
Scientific Games International Inc.
5.00%, 10/15/25 (Call 08/30/21)(a)	$6,560	$6,730,298
7.00%, 05/15/28 (Call 05/15/23)(a)(b)	3,071	3,309,002
7.25%, 11/15/29 (Call 11/15/24)(a)(b)	2,965	3,324,892
8.25%, 03/15/26 (Call 03/15/22)(a)(b)	6,066	6,437,603
8.63%, 07/01/25 (Call 07/01/22)(a)	3,832	4,138,560
SeaWorld Parks & Entertainment Inc., 9.50%, 08/01/25 (Call 08/25/21)(a)(b)	2,805	3,029,400
Six Flags Entertainment Corp.
4.88%, 07/31/24 (Call 08/30/21)(a)(b)	5,178	5,203,890
5.50%, 04/15/27 (Call 04/15/22)(a)	2,918	3,006,999
Six Flags Theme Parks Inc., 7.00%, 07/01/25 (Call 07/01/22)(a)	4,159	4,439,732
Speedway Motorsports LLC/Speedway Funding II Inc., 4.88%, 11/01/27 (Call 11/01/22)(a)	1,780	1,804,475
Vail Resorts Inc., 6.25%, 05/15/25 (Call 05/15/22)(a)(b)	3,396	3,607,061
WMG Acquisition Corp.
3.00%, 02/15/31 (Call 02/15/26)(a)(b)	4,360	4,223,052
3.88%, 07/15/30 (Call 07/15/25)(a)	2,976	3,057,840
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.13%, 10/01/29 (Call 07/01/29)(a)	3,944	4,100,577
7.75%, 04/15/25 (Call 04/15/22)(a)	3,921	4,174,571
		243,737,833
Environmental Control — 0.6%
Clean Harbors Inc.
4.88%, 07/15/27 (Call 07/15/22)(a)	3,264	3,423,120
5.13%, 07/15/29 (Call 07/15/24)(a)(b)	1,167	1,269,112
Covanta Holding Corp.
5.00%, 09/01/30 (Call 09/01/25)(b)	2,184	2,343,760
5.88%, 07/01/25 (Call 08/30/21)(b)	1,871	1,938,824
6.00%, 01/01/27 (Call 01/01/22)(b)	1,380	1,431,750
GFL Environmental Inc.
3.50%, 09/01/28 (Call 03/01/28)(a)	4,247	4,260,463
3.75%, 08/01/25 (Call 08/01/22)(a)(b)	3,977	4,081,396
4.00%, 08/01/28 (Call 08/01/23)(a)(b)	2,772	2,739,388
4.25%, 06/01/25 (Call 06/01/22)(a)(b)	2,322	2,411,977
4.75%, 06/15/29 (Call 06/08/24)(a)(b)	3,805	3,933,038
5.13%, 12/15/26 (Call 12/15/22)(a)	2,718	2,858,589
Harsco Corp., 5.75%, 07/31/27 (Call 07/31/22)(a)	2,517	2,614,408
Madison IAQ LLC
4.13%, 06/30/28 (Call 06/30/24)(a)	3,240	3,244,763
5.88%, 06/30/29 (Call 06/30/24)(a)	5,220	5,275,854
Stericycle Inc.
3.88%, 01/15/29 (Call 11/15/23)(a)(b)	3,073	3,115,254
5.38%, 07/15/24 (Call 08/16/21)(a)(b)	2,712	2,787,122
Tervita Corp., 11.00%, 12/01/25 (Call 12/01/23)(a)	2,248	2,573,960
Waste Pro USA Inc., 5.50%, 02/15/26 (Call 08/30/21)(a)(b)	2,824	2,873,420
		53,176,198
Food — 3.6%
Albertsons Companies Inc./Safeway Inc./New Albertsons LP/Albertsons LLC
3.25%, 03/15/26 (Call 09/15/22)(a)(b)	4,345	4,449,932
3.50%, 02/15/23 (Call 12/15/22)(a)(b)	3,908	4,000,815
3.50%, 03/15/29 (Call 09/15/23)(a)	7,373	7,446,730
4.63%, 01/15/27 (Call 01/15/23)(a)(b)	7,305	7,728,690
4.88%, 02/15/30 (Call 02/15/25)(a)(b)	4,962	5,371,365
5.88%, 02/15/28 (Call 08/15/22)(a)	3,719	3,979,330

Schedule of Investments (unaudited) (continued)	iShares® Broad USD High Yield Corporate Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Food (continued)
7.50%, 03/15/26 (Call 03/15/22)(a)	$3,420	$3,727,800
B&G Foods Inc.
5.25%, 04/01/25 (Call 08/30/21)(b)	4,988	5,100,679
5.25%, 09/15/27 (Call 03/01/22)(b)	3,286	3,421,548
C&S Group Enterprises LLC, 5.00%, 12/15/28 (Call 12/15/23)(a)(b)	2,277	2,259,923
Chobani LLC/Chobani Finance Corp. Inc.
4.63%, 11/15/28 (Call 11/15/23)(a)(b)	2,216	2,305,283
7.50%, 04/15/25 (Call 08/30/21)(a)	2,850	2,970,270
Del Monte Foods Inc., 11.88%, 05/15/25 (Call 05/15/22)(a)(b)	3,539	4,016,765
Dole Food Co. Inc., 7.25%, 06/15/25 (Call 08/20/21)(a)	1,471	1,501,008
FAGE International SA/FAGE USA Dairy Industry Inc., 5.63%, 08/15/26 (Call 08/30/21)(a)(b)	1,566	1,611,320
Fresh Market Inc. (The), 9.75%, 05/01/23 (Call 08/30/21)(a)(b)	818	842,540
H-Food Holdings LLC/Hearthside Finance Co. Inc., 8.50%, 06/01/26 (Call 08/30/21)(a)	2,035	2,116,400
Ingles Markets Inc., 4.00%, 06/15/31 (Call 06/15/26)(a)	1,815	1,825,418
JBS USA LUX SA/JBS USA Finance Inc., 6.75%, 02/15/28 (Call 02/15/23)(a)	2,871	3,143,774
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance Inc.
3.75%, 12/01/31 (Call 12/01/26)(a)(b)	2,880	2,959,200
5.50%, 01/15/30 (Call 01/15/25)(a)	5,230	5,837,988
6.50%, 04/15/29 (Call 04/15/24)(a)(b)	4,475	5,012,045
Kraft Heinz Foods Co.
3.00%, 06/01/26 (Call 03/01/26)	9,410	10,016,866
3.75%, 04/01/30 (Call 01/01/30)(b)	5,042	5,579,782
3.88%, 05/15/27 (Call 02/15/27)(b)	7,128	7,894,414
4.25%, 03/01/31 (Call 12/01/30)(b)	7,015	8,095,121
4.38%, 06/01/46 (Call 12/01/45)	14,800	17,053,287
4.63%, 01/30/29 (Call 10/30/28)(b)	3,973	4,604,278
4.63%, 10/01/39 (Call 04/01/39)	2,284	2,709,504
4.88%, 10/01/49 (Call 04/01/49)	7,910	9,865,709
5.00%, 07/15/35 (Call 01/15/35)	4,865	6,015,995
5.00%, 06/04/42	8,518	10,674,162
5.20%, 07/15/45 (Call 01/15/45)	9,830	12,450,204
5.50%, 06/01/50 (Call 12/01/49)	4,186	5,606,584
6.50%, 02/09/40(b)	3,843	5,488,781
6.75%, 03/15/32(b)	2,190	3,001,229
6.88%, 01/26/39(b)	4,454	6,539,415
7.13%, 08/01/39(a)(b)	4,654	6,936,977
Lamb Weston Holdings Inc.
4.63%, 11/01/24 (Call 11/01/21)(a)	5,145	5,279,593
4.88%, 11/01/26 (Call 11/01/21)(a)(b)	4,638	4,785,488
4.88%, 05/15/28 (Call 11/15/27)(a)(b)	2,830	3,134,225
Performance Food Group Inc.
4.25%, 08/01/29 (Call 08/01/24)(a)(b)	4,460	4,532,475
5.50%, 10/15/27 (Call 10/15/22)(a)(b)	5,836	6,079,205
6.88%, 05/01/25 (Call 05/01/22)(a)(b)	670	712,713
Pilgrim’s Pride Corp.
4.25%, 04/15/31 (Call 04/15/26)(a)	5,564	5,916,034
5.88%, 09/30/27 (Call 09/30/22)(a)(b)	4,792	5,127,536
Post Holdings Inc.
4.50%, 09/15/31 (Call 09/15/26)(a)	9,675	9,791,100
4.63%, 04/15/30 (Call 04/15/25)(a)(b)	8,884	9,050,575
5.50%, 12/15/29 (Call 12/15/24)(a)	3,643	3,898,010
5.63%, 01/15/28 (Call 12/01/22)(a)(b)	4,518	4,755,195
5.75%, 03/01/27 (Call 03/01/22)(a)	6,942	7,225,581
	Par
Security	(000)	Value

Food (continued)
Safeway Inc., 7.25%, 02/01/31(b)	$1,237	$1,459,660
SEG Holding LLC/SEG Finance Corp., 5.63%, 10/15/28 (Call 10/15/23)(a)(b)	1,737	1,826,021
Sigma Holdco BV, 7.88%, 05/15/26 (Call 08/10/21)(a)(b)	2,917	2,960,755
Simmons Foods Inc./Simmons Prepared Foods Inc./Simmons Pet Food Inc./Simmons Feed, 4.63%, 03/01/29 (Call 03/01/24)(a)(b)	4,507	4,550,267
TreeHouse Foods Inc., 4.00%, 09/01/28 (Call 09/01/23)(b)	2,961	2,964,701
U.S. Foods Inc.
4.75%, 02/15/29 (Call 02/15/24)(a)	5,005	5,105,100
6.25%, 04/15/25 (Call 04/15/22)(a)	6,154	6,484,531
United Natural Foods Inc., 6.75%, 10/15/28 (Call 10/15/23)(a)	3,082	3,320,855
		303,120,751
Food Service — 0.3%
Aramark Services Inc.
5.00%, 04/01/25 (Call 08/30/21)(a)(b)	3,420	3,509,775
5.00%, 02/01/28 (Call 02/01/23)(a)(b)	6,441	6,691,426
6.38%, 05/01/25 (Call 05/01/22)(a)(b)	8,114	8,561,487
Bloomin’ Brands Inc./OSI Restaurant Partners LLC, 5.13%, 04/15/29 (Call 04/15/24)(a)	1,958	2,011,845
Carrols Restaurant Group Inc., 5.88%, 07/01/29 (Call 07/01/24)(a)(b)	1,500	1,454,948
TKC Holdings Inc.
6.88%, 05/15/28 (Call 05/15/24)(a)	2,225	2,294,175
10.50%, 05/15/29 (Call 05/15/24)(a)	3,675	3,942,283
		28,465,939
Forest Products & Paper — 0.2%
Clearwater Paper Corp.
4.75%, 08/15/28 (Call 08/15/23)(a)(b)	1,875	1,896,000
5.38%, 02/01/25(a)(b)	990	1,054,350
Mercer International Inc.
5.13%, 02/01/29 (Call 02/01/24)	4,771	4,860,456
5.50%, 01/15/26 (Call 08/30/21)(b)	1,011	1,033,212
Resolute Forest Products Inc., 4.88%, 03/01/26 (Call 03/01/23)(a)(b)	1,873	1,933,873
Schweitzer-Mauduit International Inc., 6.88%, 10/01/26 (Call 10/01/21)(a)	1,647	1,746,841
		12,524,732
Gas — 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.50%, 05/20/25 (Call 02/20/25)(b)	3,697	4,078,161
5.63%, 05/20/24 (Call 03/20/24)	3,382	3,690,607
5.75%, 05/20/27 (Call 02/20/27)(b)	2,632	2,967,580
5.88%, 08/20/26 (Call 05/20/26)	3,750	4,200,000
Rockpoint Gas Storage Canada Ltd., 7.00%, 03/31/23 (Call 08/30/21)(a)(b)	2,656	2,702,480
		17,638,828
Hand & Machine Tools — 0.0%
Apex Tool Group LLC/BC Mountain Finance Inc., 9.00%, 02/15/23 (Call 08/30/21)(a)(b)	1,233	1,236,083
Werner FinCo LP/Werner FinCo Inc., 8.75%, 07/15/25 (Call 08/10/21)(a)(b)	1,310	1,362,400
		2,598,483
Health Care - Products — 0.4%
Avantor Funding Inc., 4.63%, 07/15/28 (Call 07/15/23)(a)(b)	8,500	8,946,250

Schedule of Investments (unaudited) (continued)	iShares® Broad USD High Yield Corporate Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Health Care - Products (continued)
Hill-Rom Holdings Inc., 4.38%, 09/15/27 (Call 09/15/22)(a)(b)	$2,645	$2,759,237
Hologic Inc.
3.25%, 02/15/29 (Call 09/28/23)(a)(b)	5,295	5,348,056
4.63%, 02/01/28 (Call 02/01/23)(a)(b)	1,732	1,827,260
Ortho-Clinical Diagnostics Inc./Ortho-Clinical
Diagnostics SA, 7.25%, 02/01/28 (Call 02/01/23)(a)(b)	2,543	2,771,310
Teleflex Inc.
4.25%, 06/01/28 (Call 06/01/23)(a)	3,204	3,340,170
4.63%, 11/15/27 (Call 11/15/22)	2,587	2,728,535
Varex Imaging Corp., 7.88%, 10/15/27 (Call 10/15/23)(a)(b)	1,647	1,836,806
		29,557,624
Health Care - Services — 5.5%
Acadia Healthcare Co. Inc.
5.00%, 04/15/29 (Call 10/15/23)(a)(b)	2,626	2,750,735
5.50%, 07/01/28 (Call 07/01/23)(a)(b)	2,772	2,955,645
AHP Health Partners Inc., 5.75%, 07/15/29 (Call 07/15/24)(a)	1,500	1,516,875
Air Methods Corp., 8.00%, 05/15/25 (Call 08/30/21)(a)(b)	1,067	1,005,648
Akumin Inc., 7.00%, 11/01/25 (Call 11/01/22)(a)(b)	2,730	2,784,600
Catalent Pharma Solutions Inc.
3.13%, 02/15/29 (Call 02/15/24)(a)	2,870	2,812,600
5.00%, 07/15/27 (Call 07/15/22)(a)	2,680	2,803,950
Centene Corp.
2.45%, 07/15/28 (Call 05/15/28)	7,265	7,364,894
2.50%, 03/01/31 (Call 12/01/30)(b)	11,475	11,489,344
2.63%, 08/01/31 (Call 05/01/31)	2,640	2,659,800
3.00%, 10/15/30 (Call 07/15/30)	11,492	11,941,797
3.38%, 02/15/30 (Call 02/15/25)	10,249	10,692,577
4.25%, 12/15/27 (Call 12/15/22)(b)	13,490	14,231,950
4.63%, 12/15/29 (Call 12/15/24)	18,079	19,813,680
5.38%, 06/01/26 (Call 08/16/21)(a)	8,254	8,598,192
5.38%, 08/15/26 (Call 08/16/21)(a)(b)	3,547	3,693,491
Charles River Laboratories International Inc.
3.75%, 03/15/29 (Call 03/15/24)(a)	2,660	2,729,825
4.00%, 03/15/31 (Call 03/15/26)(a)	2,583	2,717,574
4.25%, 05/01/28 (Call 05/01/23)(a)(b)	3,079	3,213,706
CHS/Community Health Systems Inc.
4.75%, 02/15/31 (Call 02/15/26)(a)	5,700	5,785,500
5.63%, 03/15/27 (Call 12/15/23)(a)	9,915	10,497,506
6.00%, 01/15/29 (Call 01/15/24)(a)(b)	4,590	4,882,613
6.13%, 04/01/30 (Call 04/01/25)(a)	7,390	7,486,292
6.63%, 02/15/25 (Call 02/15/22)(a)	7,215	7,565,577
6.88%, 04/01/28 (Call 04/01/23)(a)(b)	4,827	4,772,165
6.88%, 04/15/29 (Call 04/15/24)(a)(b)	9,105	9,583,012
8.00%, 03/15/26 (Call 03/15/22)(a)	10,870	11,653,944
8.00%, 12/15/27 (Call 12/15/22)(a)	3,451	3,816,841
DaVita Inc.
3.75%, 02/15/31 (Call 02/15/26)(a)	8,130	7,884,230
4.63%, 06/01/30 (Call 06/01/25)(a)	14,330	14,813,637
Encompass Health Corp.
4.50%, 02/01/28 (Call 02/01/23)	4,440	4,606,500
4.63%, 04/01/31 (Call 04/01/26)(b)	2,220	2,414,583
4.75%, 02/01/30 (Call 02/01/25)	4,195	4,478,163
5.13%, 03/15/23 (Call 08/30/21)(b)	699	702,495
5.75%, 09/15/25 (Call 08/30/21)(b)	1,021	1,047,801
	Par
Security	(000)	Value

Health Care - Services (continued)
Global Medical Response Inc., 6.50%, 10/01/25 (Call 10/01/21)(a)	$3,514	$3,645,775
Hadrian Merger Sub Inc., 8.50%, 05/01/26 (Call 08/30/21)(a)(b)	1,701	1,769,040
HCA Inc.
3.50%, 09/01/30 (Call 03/01/30)(b)	14,360	15,594,242
5.38%, 02/01/25(b)	13,360	15,142,224
5.38%, 09/01/26 (Call 03/01/26)(b)	5,609	6,520,462
5.63%, 09/01/28 (Call 03/01/28)	7,830	9,415,575
5.88%, 05/01/23	5,397	5,842,252
5.88%, 02/15/26 (Call 08/15/25)(b)	7,975	9,270,937
5.88%, 02/01/29 (Call 08/01/28)	5,942	7,264,095
7.50%, 11/06/33(b)	825	1,166,344
7.69%, 06/15/25(b)	729	885,735
Indigo Merger Sub Inc., 2.88%, 07/15/26 (Call 07/15/23)(a)	2,600	2,655,666
IQVIA Inc.
5.00%, 10/15/26 (Call 10/15/21)(a)(b)	5,311	5,457,053
5.00%, 05/15/27 (Call 05/15/22)(a)	5,553	5,789,002
Legacy LifePoint Health LLC
4.38%, 02/15/27 (Call 02/15/22)(a)(b)	3,102	3,109,755
6.75%, 04/15/25 (Call 04/15/22)(a)	3,265	3,450,126
Lifepoint Health Inc., 5.38%, 01/15/29 (Call 01/15/24)(a)(b)	2,710	2,696,450
Magellan Health Inc., 4.90%, 09/22/24 (Call 07/22/24)	1,616	1,796,830
MEDNAX Inc., 6.25%, 01/15/27 (Call 01/15/22)(a)(b)	5,536	5,831,955
ModivCare Inc., 5.88%, 11/15/25 (Call 11/15/22)(a)	3,172	3,366,285
Molina Healthcare Inc.
3.88%, 11/15/30 (Call 08/17/30)(a)	3,638	3,851,733
4.38%, 06/15/28 (Call 06/15/23)(a)	3,925	4,106,531
5.38%, 11/15/22 (Call 08/15/22)	3,004	3,130,168
Prime Healthcare Services Inc., 7.25%, 11/01/25 (Call 11/01/22)(a)	5,170	5,549,271
Quorum Health Corp., 11.63%, 04/15/23(g)	1,183	0	(h)
Radiology Partners Inc., 9.25%, 02/01/28 (Call 02/01/23)(a)	3,976	4,284,140
RegionalCare Hospital Partners Holdings Inc./LifePoint
Health Inc., 9.75%, 12/01/26 (Call 12/01/21)(a)(b)	7,289	7,745,656
RP Escrow Issuer LLC, 5.25%, 12/15/25 (Call 12/15/22)(a)(b)	4,052	4,143,170
Select Medical Corp., 6.25%, 08/15/26 (Call 08/15/22)(a)(b)	6,732	7,117,205
Surgery Center Holdings Inc.
6.75%, 07/01/25 (Call 08/30/21)(a)(b)	2,378	2,419,615
10.00%, 04/15/27 (Call 04/15/22)(a)(b)	3,677	4,007,930
Syneos Health Inc., 3.63%, 01/15/29 (Call 01/15/24)(a)(b)	3,400	3,374,500
Tenet Healthcare Corp.
4.25%, 06/01/29 (Call 06/01/24)(a)	7,125	7,267,500
4.63%, 07/15/24 (Call 08/30/21)(b)	9,077	9,190,462
4.63%, 09/01/24 (Call 09/01/21)(a)	3,197	3,268,933
4.63%, 06/15/28 (Call 06/15/23)(a)	3,298	3,413,018
4.88%, 01/01/26 (Call 03/01/22)(a)	11,030	11,388,475
5.13%, 11/01/27 (Call 11/01/22)(a)	7,777	8,146,407
6.13%, 10/01/28 (Call 10/01/23)(a)(b)	13,175	14,031,375
6.25%, 02/01/27 (Call 02/01/22)(a)	8,064	8,396,640
6.75%, 06/15/23	9,739	10,566,815
6.88%, 11/15/31(b)	1,183	1,354,535
7.50%, 04/01/25 (Call 04/01/22)(a)	3,910	4,203,250

Schedule of Investments (unaudited) (continued)	iShares® Broad USD High Yield Corporate Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Health Care - Services (continued)
U.S. Acute Care Solutions LLC, 6.38%, 03/01/26 (Call 03/01/23)(a)(b)	$2,260	$2,350,400
US Renal Care Inc., 10.63%, 07/15/27 (Call 07/15/22)(a)(b)	2,814	3,055,582
		464,800,856
Holding Companies - Diversified — 0.6%
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29 (Call 04/15/24)(a)	5,327	5,525,990
FS Energy & Power Fund, 7.50%, 08/15/23 (Call 05/15/23)(a)(b)	2,829	2,934,280
Hightower Holding LLC, 6.75%, 04/15/29 (Call 04/15/24)(a)	1,825	1,852,375
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.38%, 02/01/29 (Call 08/01/28)	4,270	4,323,375
4.75%, 09/15/24 (Call 06/15/24)	5,315	5,539,406
5.25%, 05/15/27 (Call 11/15/26)	7,099	7,462,824
6.25%, 05/15/26 (Call 05/15/22)	6,345	6,667,326
6.38%, 12/15/25 (Call 08/30/21)	3,080	3,168,550
6.75%, 02/01/24 (Call 08/30/21)	1,896	1,936,290
Stena AB, 7.00%, 02/01/24(a)	3,071	3,216,873
Stena International SA
5.75%, 03/01/24(a)	1,539	1,590,718
6.13%, 02/01/25 (Call 02/01/22)(a)	1,690	1,753,375
		45,971,382
Home Builders — 1.2%
Ashton Woods USA LLC/Ashton Woods Finance Co.
4.63%, 08/01/29 (Call 08/01/24)(a)	615	616,704
6.63%, 01/15/28 (Call 01/15/23)(a)(b)	1,150	1,227,625
6.75%, 08/01/25 (Call 08/02/21)(a)	1,181	1,220,859
9.88%, 04/01/27 (Call 04/01/22)(a)	1,001	1,113,613
Beazer Homes USA Inc.
5.88%, 10/15/27 (Call 10/15/22)(b)	2,204	2,292,160
7.25%, 10/15/29 (Call 10/15/24)(b)	1,985	2,171,193
Brookfield Residential Properties Inc./Brookfield Residential U.S. LLC
4.88%, 02/15/30 (Call 02/15/25)(a)(b)	2,894	2,887,387
5.00%, 06/15/29 (Call 06/15/24)(a)	1,786	1,818,148
6.25%, 09/15/27 (Call 09/15/22)(a)	2,969	3,135,412
Century Communities Inc.
5.88%, 07/15/25 (Call 08/30/21)(b)	1,561	1,604,240
6.75%, 06/01/27 (Call 06/01/22)(b)	2,906	3,086,143
Empire Communities Corp., 7.00%, 12/15/25 (Call 12/15/22)(a)	2,759	2,907,296
Forestar Group Inc.
3.85%, 05/15/26 (Call 05/15/23)(a)	2,585	2,610,850
5.00%, 03/01/28 (Call 03/01/23)(a)	1,577	1,643,029
Installed Building Products Inc., 5.75%, 02/01/28 (Call 02/01/23)(a)(b)	1,437	1,501,665
K Hovnanian Enterprises Inc., 10.50%, 02/15/26 (Call 02/15/22)(a)	55	59,400
KB Home
4.00%, 06/15/31 (Call 12/15/30)	1,775	1,846,000
4.80%, 11/15/29 (Call 05/15/29)	1,509	1,644,810
6.88%, 06/15/27 (Call 12/15/26)(b)	2,118	2,533,657
7.50%, 09/15/22	1,224	1,306,620
7.63%, 05/15/23 (Call 11/15/22)(b)	1,665	1,789,875
LGI Homes Inc., 4.00%, 07/15/29 (Call 01/15/29)(a)	1,460	1,480,966
	Par
Security	(000)	Value

Home Builders (continued)
M/I Homes Inc.
4.95%, 02/01/28 (Call 02/01/23)(b)	$2,127	$2,229,096
5.63%, 08/01/25 (Call 08/16/21)(b)	852	875,430
Mattamy Group Corp.
4.63%, 03/01/30 (Call 03/01/25)(a)	3,201	3,317,196
5.25%, 12/15/27 (Call 12/15/22)(a)	2,871	2,985,381
Meritage Homes Corp.
3.88%, 04/15/29 (Call 10/15/28)(a)	2,535	2,670,572
5.13%, 06/06/27 (Call 12/06/26)(b)	1,203	1,352,172
6.00%, 06/01/25 (Call 03/01/25)	2,672	3,027,136
New Home Co. Inc. (The), 7.25%, 10/15/25 (Call 10/15/22)(a)(b)	1,605	1,707,688
Picasso Finance Sub Inc., 6.13%, 06/15/25 (Call 06/15/22)(a)(b)	2,998	3,177,880
Shea Homes LP/Shea Homes Funding Corp.
4.75%, 02/15/28 (Call 02/15/23)(a)(b)	2,263	2,319,575
4.75%, 04/01/29 (Call 04/01/24)(a)(b)	1,846	1,892,335
Taylor Morrison Communities Inc.
5.13%, 08/01/30 (Call 02/01/30)(a)(b)	2,685	2,919,937
5.75%, 01/15/28 (Call 10/15/27)(a)	2,654	2,989,067
5.88%, 06/15/27 (Call 03/15/27)(a)	2,776	3,132,716
6.63%, 07/15/27 (Call 07/15/22)(a)	983	1,049,353
Taylor Morrison Communities Inc./Taylor Morrison Holdings II Inc.
5.63%, 03/01/24 (Call 12/01/23)(a)(b)	1,242	1,342,912
5.88%, 04/15/23 (Call 01/15/23)(a)(b)	1,407	1,491,561
Toll Brothers Finance Corp.
3.80%, 11/01/29 (Call 08/01/29)(b)	2,279	2,461,320
4.35%, 02/15/28 (Call 11/15/27)(b)	1,809	2,003,467
4.38%, 04/15/23 (Call 01/15/23)(b)	2,167	2,263,973
4.88%, 11/15/25 (Call 08/15/25)(b)	1,321	1,474,566
4.88%, 03/15/27 (Call 12/15/26)(b)	2,098	2,386,307
TRI Pointe Group Inc./TRI Pointe Homes Inc., 5.88%, 06/15/24	2,783	3,083,842
TRI Pointe Homes Inc.
5.25%, 06/01/27 (Call 12/01/26)	1,912	2,074,520
5.70%, 06/15/28 (Call 12/15/27)	1,692	1,873,992
Williams Scotsman International Inc., 4.63%, 08/15/28 (Call 08/15/23)(a)	2,670	2,750,100
Winnebago Industries Inc., 6.25%, 07/15/28 (Call 07/15/23)(a)(b)	1,865	2,004,875
		101,354,621
Home Furnishings — 0.1%
Tempur Sealy International Inc., 4.00%, 04/15/29 (Call 04/15/24)(a)	4,580	4,694,500
WASH Multifamily Acquisition Inc., 5.75%, 04/15/26 (Call 04/15/23)(a)	4,626	4,839,953
		9,534,453
Household Products & Wares — 0.3%
ACCO Brands Corp., 4.25%, 03/15/29 (Call 03/15/24)(a)(b)	3,423	3,418,721
Central Garden & Pet Co.
4.13%, 10/15/30 (Call 10/15/25)	2,611	2,692,594
4.13%, 04/30/31 (Call 04/30/26)(a)	2,464	2,513,280
5.13%, 02/01/28 (Call 01/01/23)(b)	1,361	1,443,381
Kronos Acquisition Holdings Inc./KIK Custom Products Inc.
5.00%, 12/31/26 (Call 06/30/23)(a)(b)	2,595	2,631,343
7.00%, 12/31/27 (Call 12/31/23)(a)(b)	2,935	2,868,317

Schedule of Investments (unaudited) (continued)	iShares® Broad USD High Yield Corporate Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Household Products & Wares (continued)
Spectrum Brands Inc.
3.88%, 03/15/31 (Call 03/15/26)(a)(b)	$2,856	$2,857,942
5.00%, 10/01/29 (Call 10/01/24)(a)(b)	1,871	1,980,921
5.50%, 07/15/30 (Call 07/15/25)(a)(b)	1,569	1,698,443
5.75%, 07/15/25 (Call 08/30/21)	2,280	2,341,674
		24,446,616
Housewares — 0.5%
American Greetings Corp., 8.75%, 04/15/25 (Call 08/30/21)(a)	1,409	1,470,644
CD&R Smokey Buyer Inc., 6.75%, 07/15/25 (Call 07/15/22)(a)(b)	3,975	4,233,375
Newell Brands Inc.
4.35%, 04/01/23 (Call 02/01/23)	6,201	6,480,045
4.70%, 04/01/26 (Call 01/01/26)	10,389	11,570,749
4.88%, 06/01/25 (Call 05/01/25)	3,080	3,411,100
5.88%, 04/01/36 (Call 10/01/35)	2,173	2,759,710
6.00%, 04/01/46 (Call 10/01/45)(b)	3,514	4,561,172
Scotts Miracle-Gro Co. (The)
4.00%, 04/01/31 (Call 04/01/26)(a)	2,680	2,693,185
4.50%, 10/15/29 (Call 10/15/24)	2,181	2,273,976
5.25%, 12/15/26 (Call 12/15/21)(b)	1,214	1,259,194
		40,713,150
Insurance — 1.0%
Acrisure LLC/Acrisure Finance Inc.
4.25%, 02/15/29 (Call 02/15/24)(a)	3,681	3,584,374
6.00%, 08/01/29 (Call 08/01/24)(a)	1,830	1,820,850
7.00%, 11/15/25 (Call 08/30/21)(a)(b)	5,002	5,077,030
10.13%, 08/01/26 (Call 08/01/22)(a)	2,367	2,651,040

Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
4.25%, 10/15/27 (Call 10/15/23)(a)(b)	2,959	2,940,980
6.75%, 10/15/27 (Call 10/15/22)(a)(b)	7,296	7,615,200
AmWINS Group Inc., 4.88%, 06/30/29 (Call 06/30/24)(a)	1,319	1,345,380
Assurant Inc., 7.00%, 03/27/48 (Call 03/27/28)(e)	1,728	2,011,338
AssuredPartners Inc.
5.63%, 01/15/29 (Call 12/15/23)(a)	3,032	3,009,897
7.00%, 08/15/25 (Call 08/30/21)(a)	2,695	2,742,162
BroadStreet Partners Inc., 5.88%, 04/15/29 (Call 04/15/24)(a)	2,175	2,202,187
Enstar Finance LLC, 5.75%, 09/01/40 (Call 09/01/25)(b)(e)	2,025	2,159,740
Genworth Holdings Inc.
4.80%, 02/15/24(b)	2,002	1,991,990
4.90%, 08/15/23	1,712	1,720,560
6.50%, 06/15/34(b)	1,477	1,520,572
GTCR AP Finance Inc., 8.00%, 05/15/27 (Call 05/15/22)(a)	2,772	2,938,320
HUB International Ltd., 7.00%, 05/01/26 (Call 08/10/21)(a)(b)	8,922	9,236,054
Liberty Mutual Group Inc.
4.30%, 02/01/61 (Call 02/01/26)(a)	4,500	4,190,321
7.80%, 03/07/87(a)(b)	1,734	2,323,117
MGIC Investment Corp., 5.25%, 08/15/28 (Call 08/15/23)	3,620	3,848,334
NMI Holdings Inc., 7.38%, 06/01/25 (Call 03/30/25)(a)	2,580	2,941,200
Radian Group Inc.
4.50%, 10/01/24 (Call 07/01/24)	2,259	2,414,600
4.88%, 03/15/27 (Call 09/15/26)(b)	2,644	2,876,037
	Par
Security	(000)	Value

Insurance (continued)
6.63%, 03/15/25 (Call 09/15/24)(b)	$2,756	$3,086,720
USI Inc./NY, 6.88%, 05/01/25 (Call 08/30/21)(a)(b)	3,108	3,166,275
		79,414,278
Internet — 1.8%
Acuris Finance Us Inc./Acuris Finance SARL, 5.00%, 05/01/28 (Call 05/01/24)(a)	2,000	1,980,000
ANGI Group LLC, 3.88%, 08/15/28 (Call 08/15/23)(a)(b)	2,925	2,921,344
Arches Buyer Inc.
4.25%, 06/01/28 (Call 12/01/23)(a)	3,640	3,693,726
6.13%, 12/01/28 (Call 12/01/23)(a)(b)	2,930	3,024,727
Cablevision Lightpath LLC
3.88%, 09/15/27 (Call 09/15/23)(a)(b)	2,491	2,472,318
5.63%, 09/15/28 (Call 09/15/23)(a)(b)	2,160	2,197,800
Cars.com Inc., 6.38%, 11/01/28 (Call 11/01/23)(a)(b)	2,255	2,402,071
Cogent Communications Group Inc., 3.50%, 05/01/26 (Call 02/01/26)(a)	2,500	2,575,000
Endure Digital Inc., 6.00%, 02/15/29 (Call 02/15/24)(a)(b)	3,791	3,677,270
Getty Images Inc., 9.75%, 03/01/27 (Call 03/01/22)(a)	1,978	2,121,405
Go Daddy Operating Co. LLC/GD Finance Co. Inc.
3.50%, 03/01/29 (Call 03/01/24)(a)	4,284	4,289,355
5.25%, 12/01/27 (Call 06/01/22)(a)	3,098	3,249,585
GrubHub Holdings Inc., 5.50%, 07/01/27 (Call 07/01/22)(a)(b)	2,764	2,904,411
ION Trading Technologies Sarl, 5.75%, 05/15/28 (Call 05/15/24)(a)	2,435	2,520,225
Match Group Holdings II LLC
4.13%, 08/01/30 (Call 05/01/25)(a)(b)	2,545	2,662,706
4.63%, 06/01/28 (Call 06/01/23)(a)(b)	2,964	3,108,495
5.00%, 12/15/27 (Call 12/15/22)(a)	1,727	1,814,334
5.63%, 02/15/29 (Call 02/15/24)(a)(b)	1,774	1,940,313
Millennium Escrow Corp., 6.63%, 08/01/26 (Call 08/01/23)(a)	2,925	2,985,928
Netflix Inc.
3.63%, 06/15/25 (Call 03/15/25)(a)(b)	2,202	2,364,287
4.38%, 11/15/26(b)	4,817	5,464,598
4.88%, 04/15/28	8,241	9,630,350
4.88%, 06/15/30 (Call 03/15/30)(a)(b)	5,106	6,151,556
5.38%, 11/15/29(a)	4,794	5,914,598
5.75%, 03/01/24	1,690	1,881,815
5.88%, 02/15/25	3,532	4,066,815
5.88%, 11/15/28(b)	9,858	12,248,565
6.38%, 05/15/29	4,129	5,307,726
Northwest Fiber LLC/Northwest Fiber Finance Sub Inc.
6.00%, 02/15/28 (Call 02/15/24)(a)(b)	1,790	1,758,675
10.75%, 06/01/28 (Call 06/01/23)(a)(b)	1,405	1,580,625
NortonLifeLock Inc., 5.00%, 04/15/25 (Call 08/10/21)(a)	5,349	5,422,816
Photo Holdings Merger Sub Inc., 8.50%, 10/01/26 (Call 10/01/22)(a)(b)	4,549	4,969,783
Rakuten Group Inc.
5.13%, (Call 04/22/26)(a)(b)(e)(f)	3,875	3,889,531
6.25%, (Call 04/22/31)(a)(b)(e)(f)	5,325	5,473,568
TripAdvisor Inc., 7.00%, 07/15/25 (Call 07/15/22)(a)(b)	3,274	3,488,578
Twitter Inc., 3.88%, 12/15/27 (Call 09/15/27)(a)(b)	4,227	4,521,199
Uber Technologies Inc.
6.25%, 01/15/28 (Call 09/15/23)(a)(b)	2,896	3,124,784
7.50%, 05/15/25 (Call 05/15/22)(a)	5,441	5,827,039
7.50%, 09/15/27 (Call 09/15/22)(a)	6,283	6,865,434
		152,493,355

Schedule of Investments (unaudited) (continued)	iShares® Broad USD High Yield Corporate Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Iron & Steel — 1.0%
Allegheny Technologies Inc.
5.88%, 12/01/27 (Call 12/01/22)(b)	$2,122	$2,217,957
7.88%, 08/15/23 (Call 05/15/23)	3,084	3,371,861
ArcelorMittal SA
4.25%, 07/16/29(b)	2,699	3,048,609
4.55%, 03/11/26	3,881	4,372,998
7.00%, 03/01/41(b)	2,340	3,358,064
7.25%, 10/15/39(b)	3,551	5,187,407
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 07/15/26 (Call 08/30/21)(a)(b)	3,136	3,338,922
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/29 (Call 09/15/23)(a)	4,878	5,359,702
Carpenter Technology Corp.
4.45%, 03/01/23 (Call 12/01/22)	1,485	1,550,947
6.38%, 07/15/28 (Call 07/15/23)	3,152	3,465,901
Cleveland-Cliffs Inc.
4.63%, 03/01/29 (Call 03/01/24)(a)(b)	2,975	3,157,219
4.88%, 03/01/31 (Call 03/01/26)(a)	3,045	3,288,600
5.88%, 06/01/27 (Call 06/01/22)(b)	3,226	3,403,430
6.25%, 10/01/40(b)	921	994,680
6.75%, 03/15/26 (Call 03/15/22)(a)	5,083	5,483,286
9.88%, 10/17/25 (Call 10/17/22)(a)	3,626	4,237,887
Commercial Metals Co.
3.88%, 02/15/31 (Call 02/15/26)(b)	1,595	1,606,963
4.88%, 05/15/23 (Call 02/15/23)(b)	919	964,950
5.38%, 07/15/27 (Call 07/15/22)(b)	1,177	1,235,403
Infrabuild Australia Pty Ltd., 12.00%, 10/01/24 (Call 10/01/21)(a)(b)	1,075	1,144,875
Mineral Resources Ltd., 8.13%, 05/01/27 (Call 05/01/22)(a)(b)	4,373	4,784,849
TMS International Corp./DE, 6.25%, 04/15/29 (Call 04/15/24)(a)	1,890	1,981,807
U.S. Steel Corp.
6.25%, 03/15/26 (Call 08/30/21)(b)	3,906	4,023,180
6.65%, 06/01/37(b)	1,294	1,397,520
6.88%, 08/15/25 (Call 08/15/21)	4,618	4,704,818
6.88%, 03/01/29 (Call 03/01/24)(b)	4,167	4,522,987
		82,204,822
Leisure Time — 1.9%
Carnival Corp.
4.00%, 08/01/28 (Call 05/01/28)(a)	11,895	11,845,993
5.75%, 03/01/27 (Call 12/01/26)(a)(b)	18,280	18,577,050
7.63%, 03/01/26 (Call 03/01/24)(a)(b)	7,513	7,935,606
9.88%, 08/01/27 (Call 02/01/24)(a)(b)	4,603	5,270,205
10.50%, 02/01/26 (Call 08/01/23)(a)(b)	4,171	4,775,712
11.50%, 04/01/23 (Call 01/01/23)(a)	12,173	13,725,057
Constellation Merger Sub Inc., 8.50%, 09/15/25 (Call 08/30/21)(a)	1,894	1,863,223
Life Time Inc.
5.75%, 01/15/26 (Call 01/15/23)(a)	5,065	5,153,486
8.00%, 04/15/26 (Call 02/01/23)(a)(b)	2,750	2,880,625
MajorDrive Holdings IV LLC, 6.38%, 06/01/29 (Call 06/01/24)(a)	2,755	2,713,675
NCL Corp. Ltd.
3.63%, 12/15/24 (Call 12/15/21)(a)(b)	3,349	3,185,736
5.88%, 03/15/26 (Call 12/15/25)(a)(b)	7,347	7,402,102
10.25%, 02/01/26 (Call 08/01/23)(a)(b)	3,989	4,557,432
12.25%, 05/15/24 (Call 02/15/24)(a)	3,358	3,962,440
NCL Finance Ltd., 6.13%, 03/15/28 (Call 12/15/27)(a)	2,702	2,729,020
	Par
Security	(000)	Value

Leisure Time (continued)
Royal Caribbean Cruises Ltd.
3.70%, 03/15/28 (Call 12/15/27)(b)	$2,751	$2,597,640
4.25%, 07/01/26 (Call 01/01/26)(a)(b)	3,115	3,040,552
5.25%, 11/15/22(b)	2,785	2,861,058
5.50%, 04/01/28 (Call 10/01/27)(a)	8,140	8,300,358
7.50%, 10/15/27	1,735	1,982,238
9.13%, 06/15/23 (Call 03/15/23)(a)(b)	5,351	5,819,908
10.88%, 06/01/23 (Call 03/01/23)(a)	5,090	5,777,150
11.50%, 06/01/25 (Call 06/01/22)(a)(b)	12,143	13,903,735
Viking Cruises Ltd.
5.88%, 09/15/27 (Call 09/15/22)(a)	4,445	4,222,750
6.25%, 05/15/25 (Call 08/30/21)(a)(b)	1,144	1,135,420
7.00%, 02/15/29 (Call 02/15/24)(a)(b)	1,835	1,844,175
13.00%, 05/15/25 (Call 05/15/22)(a)	3,128	3,628,480
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/29 (Call 02/15/24)(a)	2,035	2,035,000
Vista Outdoor Inc., 4.50%, 03/15/29 (Call 03/15/24)(a)	2,830	2,881,534
VOC Escrow Ltd., 5.00%, 02/15/28 (Call 02/15/23)(a)	3,477	3,450,922
		160,058,282
Lodging — 1.7%
Arrow Bidco LLC, 9.50%, 03/15/24 (Call 08/30/21)(a)(b)	1,822	1,866,839
Boyd Gaming Corp.
4.75%, 12/01/27 (Call 12/01/22)(b)	5,485	5,683,831
4.75%, 06/15/31 (Call 06/15/26)(a)	4,500	4,655,722
8.63%, 06/01/25 (Call 06/01/22)(a)(b)	3,228	3,518,488
Diamond Resorts International Inc.
7.75%, 09/01/23 (Call 08/30/21)(a)	2,392	2,445,820
10.75%, 09/01/24 (Call 08/30/21)(a)	2,732	2,816,692
Full House Resorts Inc., 8.25%, 02/15/28 (Call 02/15/24)(a)	1,809	1,957,519
Hilton Domestic Operating Co. Inc.
3.63%, 02/15/32 (Call 08/15/26)(a)	8,055	8,034,862
3.75%, 05/01/29 (Call 05/01/24)(a)	4,389	4,436,226
4.00%, 05/01/31 (Call 05/01/26)(a)(b)	5,780	5,915,974
4.88%, 01/15/30 (Call 01/15/25)	5,326	5,712,614
5.38%, 05/01/25 (Call 05/01/22)(a)(b)	3,155	3,297,322
5.75%, 05/01/28 (Call 05/01/23)(a)	2,204	2,369,300
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc
4.88%, 07/01/31 (Call 07/01/26)(a)	2,255	2,211,890
5.00%, 06/01/29 (Call 06/01/24)(a)(b)	4,370	4,409,417
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower Inc., 6.13%, 12/01/24 (Call 12/01/21)	1,233	1,283,861
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/27 (Call 04/01/22)	2,816	2,914,616
Marriott Ownership Resorts Inc.
4.50%, 06/15/29 (Call 06/15/24)(a)(b)	2,390	2,404,938
4.75%, 01/15/28 (Call 09/15/22)(b)	1,961	1,983,355
6.13%, 09/15/25 (Call 05/15/22)(a)	2,917	3,084,728
Marriott Ownership Resorts Inc./ILG LLC, 6.50%, 09/15/26 (Call 09/15/21)(b)	1,303	1,351,289
MGM Resorts International
4.63%, 09/01/26 (Call 06/01/26)	1,751	1,825,418
4.75%, 10/15/28 (Call 07/15/28)	3,992	4,201,580
5.50%, 04/15/27 (Call 01/15/27)	3,834	4,166,408
5.75%, 06/15/25 (Call 03/15/25)(b)	3,815	4,151,216
6.00%, 03/15/23	6,746	7,125,462
6.75%, 05/01/25 (Call 05/01/22)(b)	4,075	4,324,594

Schedule of Investments (unaudited) (continued)	iShares® Broad USD High Yield Corporate Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Lodging (continued)
Station Casinos LLC
4.50%, 02/15/28 (Call 02/15/23)(a)(b)	$3,700	$3,718,500
5.00%, 10/01/25 (Call 08/30/21)(a)(b)	1,375	1,390,469
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., 5.88%, 05/15/25 (Call 08/30/21)(a)(b)	1,932	1,917,510
Travel + Leisure Co.
3.90%, 03/01/23 (Call 12/01/22)(b)	1,109	1,125,546
4.63%, 03/01/30 (Call 12/01/29)(a)	1,808	1,867,194
5.65%, 04/01/24 (Call 02/01/24)	1,189	1,271,451
6.00%, 04/01/27 (Call 01/01/27)	2,323	2,514,648
6.60%, 10/01/25 (Call 07/01/25)	1,943	2,176,160
6.63%, 07/31/26 (Call 04/30/26)(a)	3,698	4,127,893
Universal Entertainment Corp., 8.50%, 12/11/24 (Call 12/11/23)(a)(b)	3,320	3,486,000
Wyndham Hotels & Resorts Inc., 4.38%, 08/15/28 (Call 08/15/23)(a)(b)	2,913	3,011,139
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
4.25%, 05/30/23 (Call 02/28/23)(a)	2,292	2,349,300
5.25%, 05/15/27 (Call 02/15/27)(a)(b)	4,935	5,180,023
5.50%, 03/01/25 (Call 12/01/24)(a)	9,577	10,127,677
		142,413,491
Machinery — 0.7%
ATS Automation Tooling Systems Inc., 4.13%, 12/15/28 (Call 12/15/23)(a)	1,770	1,800,975
BWX Technologies Inc.
4.13%, 06/30/28 (Call 06/30/23)(a)(b)	1,949	1,997,725
4.13%, 04/15/29 (Call 04/15/24)(a)	2,140	2,193,842
Clark Equipment Co., 5.88%, 06/01/25 (Call 06/01/22)(a)	580	614,075
Cleaver-Brooks Inc., 7.88%, 03/01/23 (Call 08/30/21)(a)(b)	2,258	2,229,775
Colfax Corp., 6.38%, 02/15/26 (Call 02/15/22)(a)(b)	1,382	1,458,010
GrafTech Finance Inc., 4.63%, 12/15/28 (Call 12/15/23)(a)(b)	3,145	3,227,556
Granite US Holdings Corp., 11.00%, 10/01/27 (Call 10/01/22)(a)(b)	2,065	2,294,938
Husky III Holding Ltd. , 13.00%, 02/15/25 (Call 08/30/21), (13.75% PIK)(a)(b)(d)	2,677	2,902,551
Manitowoc Co. Inc. (The), 9.00%, 04/01/26 (Call 04/01/22)(a)(b)	1,407	1,519,884
Maxim Crane Works Holdings Capital LLC, 10.13%, 08/01/24 (Call 08/30/21)(a)	1,783	1,834,261
Mueller Water Products Inc., 4.00%, 06/15/29 (Call 06/15/24)(a)	2,302	2,379,692
RBS Global Inc./Rexnord LLC, 4.88%, 12/15/25 (Call 08/30/21)(a)(b)	2,552	2,603,040
SPX FLOW Inc., 5.88%, 08/15/26 (Call 08/30/21)(a)(b)	1,030	1,063,990
Stevens Holding Co. Inc., 6.13%, 10/01/26 (Call 10/01/23)(a)(b)	2,155	2,311,237
Terex Corp., 5.00%, 05/15/29 (Call 05/15/24)(a)	3,471	3,596,824
Titan Acquisition Ltd./Titan Co-Borrower LLC, 7.75%, 04/15/26 (Call 08/31/21)(a)	3,844	3,956,283
TK Elevator US Newco Inc., 5.25%, 07/15/27 (Call 07/15/23)(a)	8,396	8,866,596
Vertical Holdco GmbH, 7.63%, 07/15/28 (Call 07/15/23)(a)(b)	2,228	2,411,142
Weir Group PLC (The), 2.20%, 05/13/26 (Call 04/13/26)(a)(b)	3,850	3,892,167
	Par
Security	(000)	Value

Machinery (continued)
Welbilt Inc., 9.50%, 02/15/24 (Call 08/30/21)(b)	$1,790	$1,857,125
		55,011,688
Manufacturing — 0.8%
Akumin Escrow Inc., 7.50%, 08/01/28 (Call 08/01/24)(a)	1,810	1,810,000
Amsted Industries Inc.
4.63%, 05/15/30 (Call 05/15/25)(a)(b)	1,826	1,880,780
5.63%, 07/01/27 (Call 07/01/22)(a)	1,430	1,501,500
Bombardier Inc.
6.13%, 01/15/23(a)(b)	5,898	6,189,951
7.13%, 06/15/26 (Call 06/15/23)(a)	5,900	6,135,882
7.45%, 05/01/34(a)(b)	883	999,998
7.50%, 12/01/24 (Call 08/30/21)(a)	5,548	5,762,985
7.50%, 03/15/25 (Call 08/30/21)(a)(b)	8,396	8,554,768
7.88%, 04/15/27 (Call 04/15/22)(a)	10,622	10,996,425
EnPro Industries Inc., 5.75%, 10/15/26 (Call 10/15/21)(b)	1,237	1,298,850
FXI Holdings Inc.
7.88%, 11/01/24 (Call 08/30/21)(a)(b)	3,119	3,196,975
12.25%, 11/15/26 (Call 11/15/22)(a)	4,304	4,895,800
Gates Global LLC/Gates Corp., 6.25%, 01/15/26 (Call 01/15/22)(a)(b)	2,781	2,888,013
Hillenbrand Inc.
3.75%, 03/01/31 (Call 03/01/26)	1,811	1,842,674
5.00%, 09/15/26 (Call 07/15/26)	1,610	1,790,320
5.75%, 06/15/25 (Call 06/15/22)(b)	1,664	1,774,240
LSB Industries Inc., 9.63%, 05/01/23 (Call 08/30/21)(a)(b)	2,543	2,628,826
Trinity Industries Inc., 4.55%, 10/01/24 (Call 07/01/24)(b)	1,933	2,053,813
Victoria’s Secret & Co., 4.63%, 07/15/29 (Call 07/15/24)(a)	2,705	2,708,679
		68,910,479
Media — 7.3%
Allen Media LLC/Allen Media Co-Issuer Inc., 10.50%, 02/15/28 (Call 02/15/23)(a)	1,475	1,471,313
Altice Financing SA
5.00%, 01/15/28 (Call 01/15/23)(a)	6,301	6,190,732
7.50%, 05/15/26 (Call 08/16/21)(a)	12,655	13,164,617
AMC Networks Inc.
4.25%, 02/15/29 (Call 02/15/24)(b)	5,252	5,252,000
4.75%, 08/01/25 (Call 08/30/21)(b)	4,175	4,279,291
5.00%, 04/01/24 (Call 08/30/21)	2,438	2,474,570
Beasley Mezzanine Holdings LLC, 8.63%, 02/01/26 (Call 02/01/23)(a)	1,820	1,838,200
Block Communications Inc., 4.88%, 03/01/28 (Call 03/01/23)(a)(b)	1,633	1,653,413
Cable One Inc., 4.00%, 11/15/30 (Call 11/15/25)(a)(b)	3,579	3,596,895
CCO Holdings LLC/CCO Holdings Capital Corp.
4.00%, 03/01/23 (Call 08/16/21)(a)	2,076	2,094,090
4.25%, 02/01/31 (Call 07/01/25)(a)	15,447	15,937,751
4.50%, 08/15/30 (Call 02/15/25)(a)	14,263	14,976,150
4.50%, 05/01/32 (Call 05/01/26)	15,105	15,803,606
4.50%, 06/01/33 (Call 06/01/27)(a)	9,268	9,647,988
4.75%, 03/01/30 (Call 09/01/24)(a)	15,450	16,376,261
5.00%, 02/01/28 (Call 08/01/22)(a)(b)	12,848	13,471,128
5.13%, 05/01/27 (Call 05/01/22)(a)	16,838	17,616,757
5.38%, 06/01/29 (Call 06/01/24)(a)	7,787	8,475,371
5.50%, 05/01/26 (Call 08/30/21)(a)	6,556	6,777,068
5.75%, 02/15/26 (Call 08/30/21)(a)	5,461	5,646,674

Schedule of Investments (unaudited) (continued)	iShares® Broad USD High Yield Corporate Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
Cengage Learning Inc., 9.50%, 06/15/24
(Call 08/30/21)(a)(b)	$3,597	$3,685,911
Clear Channel Worldwide Holdings Inc., 5.13%, 08/15/27 (Call 08/15/22)(a)(b)	6,500	6,673,550
CSC Holdings LLC
3.38%, 02/15/31 (Call 02/15/26)(a)(b)	5,130	4,873,500
4.13%, 12/01/30 (Call 12/01/25)(a)	5,708	5,722,270
4.50%, 11/15/31 (Call 11/15/26)(a)	7,840	7,898,800
4.63%, 12/01/30 (Call 12/01/25)(a)(b)	12,170	11,987,450
5.00%, 11/15/31 (Call 11/15/26)(a)(b)	2,655	2,672,656
5.25%, 06/01/24	3,838	4,146,959
5.38%, 02/01/28 (Call 02/01/23)(a)	5,010	5,292,213
5.50%, 04/15/27 (Call 04/15/22)(a)	6,851	7,167,516
5.75%, 01/15/30 (Call 01/15/25)(a)	11,920	12,422,905
5.88%, 09/15/22	2,720	2,842,890
6.50%, 02/01/29 (Call 02/01/24)(a)	8,979	9,903,119
7.50%, 04/01/28 (Call 04/01/23)(a)	5,603	6,110,884
Cumulus Media New Holdings Inc., 6.75%, 07/01/26 (Call 07/01/22)(a)(b)	2,521	2,659,655
Diamond Sports Group LLC/Diamond Sports
Finance Co.
5.38%, 08/15/26 (Call 08/15/22)(a)(b)	14,788	8,577,040
6.63%, 08/15/27 (Call 08/15/22)(a)(b)	6,320	2,504,300
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.,
5.88%, 08/15/27 (Call 08/15/23)(a)	1,665	1,721,444
DISH DBS Corp.
5.00%, 03/15/23	7,957	8,285,226
5.13%, 06/01/29(a)	7,780	7,712,314
5.88%, 11/15/24(b)	10,407	11,212,297
7.38%, 07/01/28 (Call 07/01/23)(b)	5,045	5,458,296
7.75%, 07/01/26(b)	10,491	11,972,854
Entercom Media Corp.
6.50%, 05/01/27 (Call 05/01/22)(a)(b)	2,274	2,342,220
6.75%, 03/31/29 (Call 03/31/24)(a)(b)	2,855	2,911,786
GCI LLC, 4.75%, 10/15/28 (Call 10/15/23)(a)(b)	3,114	3,242,452
Gray Television Inc.
4.75%, 10/15/30 (Call 10/15/25)(a)(b)	4,456	4,417,500
5.88%, 07/15/26 (Call 08/30/21)(a)(b)	2,750	2,835,937
7.00%, 05/15/27 (Call 05/15/22)(a)(b)	3,810	4,078,110
Houghton Mifflin Harcourt Publishers Inc., 9.00%,
02/15/25 (Call 02/15/22)(a)	1,516	1,614,540
iHeartCommunications Inc.
4.75%, 01/15/28 (Call 01/15/23)(a)(b)	2,589	2,682,437
5.25%, 08/15/27 (Call 08/15/22)(a)	3,496	3,644,021
6.38%, 05/01/26 (Call 05/01/22)	4,307	4,543,885
8.38%, 05/01/27 (Call 05/01/22)	7,834	8,333,339
LCPR Senior Secured Financing DAC
5.13%, 07/15/29 (Call 07/15/24)(a)(b)	4,235	4,330,287
6.75%, 10/15/27 (Call 10/15/22)(a)	6,792	7,246,996
Liberty Interactive LLC
8.25%, 02/01/30(b)	2,622	2,989,080
8.50%, 07/15/29	1,523	1,747,643
Mav Acquisition Corp.
5.75%, 08/01/28 (Call 08/01/24)(a)	4,725	4,707,848
8.00%, 08/01/29 (Call 08/01/24)(a)	3,800	3,718,661
Meredith Corp.
6.50%, 07/01/25 (Call 07/01/22)(a)(b)	945	1,018,238
6.88%, 02/01/26 (Call 08/30/21)	6,448	6,705,920
Midcontinent Communications/Midcontinent Finance Corp., 5.38%, 08/15/27 (Call 08/15/22)(a)(b)	1,318	1,372,499
Security	Par (000)	Value

Media (continued)
News Corp., 3.88%, 05/15/29 (Call 05/15/24)(a)	$5,485	$5,583,565
Nexstar Media Inc.
4.75%, 11/01/28 (Call 11/01/23)(a)(b)	5,420	5,589,321
5.63%, 07/15/27 (Call 07/15/22)(a)	9,549	10,095,203
Quebecor Media Inc., 5.75%, 01/15/23	3,682	3,947,435
Radiate Holdco LLC/Radiate Finance Inc.
4.50%, 09/15/26 (Call 09/15/23)(a)(b)	4,755	4,921,473
6.50%, 09/15/28 (Call 09/15/23)(a)(b)	5,505	5,720,686
Scripps Escrow II Inc.
3.88%, 01/15/29 (Call 01/15/24)(a)	2,771	2,772,053
5.38%, 01/15/31 (Call 01/15/26)(a)(b)	2,640	2,633,400
Scripps Escrow Inc., 5.88%, 07/15/27 (Call 07/15/22)(a)	2,976	3,080,160
Sinclair Television Group Inc.
4.13%, 12/01/30 (Call 12/01/25)(a)	3,965	3,847,200
5.13%, 02/15/27 (Call 08/16/21)(a)(b)	2,095	2,084,525
5.50%, 03/01/30 (Call 12/01/24)(a)(b)	2,590	2,586,763
5.88%, 03/15/26 (Call 08/30/21)(a)(b)	1,444	1,479,941
Sirius XM Radio Inc.
3.88%, 08/01/22 (Call 08/01/21)(a)	3,730	3,730,000
4.00%, 07/15/28 (Call 07/15/24)(a)	9,615	9,919,555
4.13%, 07/01/30 (Call 07/01/25)(a)(b)	8,042	8,296,771
4.63%, 07/15/24 (Call 08/30/21)(a)(b)	7,388	7,563,465
5.00%, 08/01/27 (Call 08/01/22)(a)	8,076	8,439,420
5.38%, 07/15/26 (Call 08/30/21)(a)(b)	5,201	5,370,137
5.50%, 07/01/29 (Call 07/01/24)(a)(b)	6,661	7,294,795
Spanish Broadcasting System Inc., 9.75%, 03/01/26 (Call 09/01/23)(a)(b)	1,836	1,858,950
Summer BC Bidco B LLC, 5.50%, 10/31/26 (Call 07/15/23)(a)	1,630	1,654,450
TEGNA Inc.
4.63%, 03/15/28 (Call 03/15/23)(b)	5,340	5,500,200
4.75%, 03/15/26 (Call 03/15/23)(a)	2,748	2,916,315
5.00%, 09/15/29 (Call 09/15/24)(b)	5,954	6,221,930
5.50%, 09/15/24 (Call 08/30/21)(a)	145	147,030
Telenet Finance Luxembourg Notes Sarl, 5.50%, 03/01/28 (Call 12/01/22)(a)	5,400	5,686,200
Townsquare Media Inc., 6.88%, 02/01/26 (Call 02/01/23)(a)	3,258	3,473,842
Univision Communications Inc.
4.50%, 05/01/29 (Call 05/01/24)(a)(b)	5,795	5,809,140
5.13%, 02/15/25 (Call 08/10/21)(a)	7,367	7,481,115
6.63%, 06/01/27 (Call 06/01/23)(a)(b)	8,017	8,620,760
9.50%, 05/01/25 (Call 05/01/22)(a)(b)	1,801	1,967,593
UPC Broadband Finco BV, 4.88%, 07/15/31 (Call 07/15/26)(a)	6,675	6,808,500
UPC Holding BV, 5.50%, 01/15/28 (Call 10/15/22)(a)(b)	2,694	2,835,435
Urban One Inc., 7.38%, 02/01/28 (Call 02/01/24)(a)	4,551	4,869,570
ViacomCBS Inc., 6.25%, 02/28/57 (Call 02/28/27)(b)(e)	3,464	3,966,176
Videotron Ltd.
3.63%, 06/15/29 (Call 06/15/24)(a)	596	610,900
5.13%, 04/15/27 (Call 04/15/22)(a)(b)	3,549	3,699,832
5.38%, 06/15/24 (Call 03/15/24)(a)(b)	3,126	3,446,134
Virgin Media Finance PLC, 5.00%, 07/15/30
(Call 07/15/25)(a)(b)	4,905	4,990,837
Virgin Media Secured Finance PLC
4.50%, 08/15/30 (Call 08/15/25)(a)	4,800	4,834,944
5.50%, 05/15/29 (Call 05/15/24)(a)	6,963	7,438,257
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 07/15/28 (Call 07/15/23)(a)	2,380	2,422,840

Schedule of Investments (unaudited) (continued)	iShares® Broad USD High Yield Corporate Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
Ziggo Bond Co. BV
5.13%, 02/28/30 (Call 02/15/25)(a)(b)	$2,735	$2,810,213
6.00%, 01/15/27 (Call 01/15/22)(a)(b)	2,859	2,977,048
Ziggo BV
4.88%, 01/15/30 (Call 10/15/24)(a)	5,200	5,363,800
5.50%, 01/15/27 (Call 01/15/22)(a)	7,729	8,013,041
		614,112,243
Metal Fabricate & Hardware — 0.1%
Advanced Drainage Systems Inc., 5.00%, 09/30/27 (Call 09/30/22)(a)	1,341	1,399,601
Grinding Media Inc./Moly-Cop AltaSteel Ltd., 7.38%, 12/15/23 (Call 08/30/21)(a)	4,777	4,836,856
Park-Ohio Industries Inc., 6.63%, 04/15/27 (Call 04/15/22)(b)	2,214	2,252,081
TriMas Corp., 4.13%, 04/15/29 (Call 04/15/24)(a)	2,245	2,278,675
		10,767,213
Mining — 1.9%
Alcoa Nederland Holding BV
4.13%, 03/31/29 (Call 03/31/24)(a)(b)	2,950	3,101,188
5.50%, 12/15/27 (Call 06/15/23)(a)(b)	4,375	4,725,000
6.13%, 05/15/28 (Call 05/15/23)(a)	2,729	2,984,475
7.00%, 09/30/26 (Call 09/30/21)(a)(b)	2,865	2,990,344
Arconic Corp.
6.00%, 05/15/25 (Call 05/15/22)(a)(b)	4,160	4,399,200
6.13%, 02/15/28 (Call 02/15/23)(a)(b)	5,093	5,424,045
Century Aluminum Co., 7.50%, 04/01/28
(Call 04/01/24)(a)	1,632	1,742,160
Coeur Mining Inc., 5.13%, 02/15/29 (Call 02/15/24)(a)(b)	2,169	2,105,340
Compass Minerals International Inc.
4.88%, 07/15/24 (Call 05/15/24)(a)(b)	1,225	1,269,406
6.75%, 12/01/27 (Call 12/01/22)(a)	3,119	3,336,332
Constellium SE
3.75%, 04/15/29 (Call 04/15/24)(a)(b)	2,550	2,543,625
5.63%, 06/15/28 (Call 06/15/23)(a)	1,695	1,807,294
5.88%, 02/15/26 (Call 08/30/21)(a)	2,909	2,982,452
FMG Resources August 2006 Pty Ltd.
4.38%, 04/01/31 (Call 01/01/31)(a)(b)	7,855	8,542,312
4.50%, 09/15/27 (Call 06/15/27)(a)(b)	3,437	3,750,626
5.13%, 05/15/24 (Call 02/15/24)(a)(b)	4,474	4,831,920
Freeport-McMoRan Inc.
3.88%, 03/15/23 (Call 12/15/22)	5,979	6,196,636
4.13%, 03/01/28 (Call 03/01/23)	3,509	3,675,677
4.25%, 03/01/30 (Call 03/01/25)	3,180	3,430,425
4.38%, 08/01/28 (Call 08/01/23)	3,326	3,521,403
4.55%, 11/14/24 (Call 08/14/24)	3,439	3,739,569
4.63%, 08/01/30 (Call 08/01/25)(b)	4,754	5,223,457
5.00%, 09/01/27 (Call 09/01/22)	3,391	3,578,488
5.25%, 09/01/29 (Call 09/01/24)	3,394	3,745,483
5.40%, 11/14/34 (Call 05/14/34)(b)	3,350	4,258,687
5.45%, 03/15/43 (Call 09/15/42)(b)	9,911	12,739,996
Hecla Mining Co., 7.25%, 02/15/28 (Call 02/15/23)(b)	2,681	2,903,309
Hudbay Minerals Inc.
4.50%, 04/01/26 (Call 04/01/23)(a)	3,355	3,413,713
6.13%, 04/01/29 (Call 04/01/24)(a)(b)	3,246	3,497,565
IAMGOLD Corp., 5.75%, 10/15/28 (Call 10/15/23)(a)(b)	2,581	2,651,978
Joseph T Ryerson & Son Inc., 8.50%, 08/01/28 (Call 08/01/23)(a)(b)	1,759	1,943,695
JW Aluminum Continuous Cast Co., 10.25%, 06/01/26 (Call 08/16/21)(a)(b)	1,039	1,090,950
Security	Par (000)	Value

Mining (continued)
Kaiser Aluminum Corp.
4.50%, 06/01/31 (Call 06/01/26)(a)	$3,065	$3,187,600
4.63%, 03/01/28 (Call 03/01/23)(a)(b)	2,862	2,987,871
Mountain Province Diamonds Inc., 8.00%, 12/15/22 (Call 08/10/21)(a)(b)	1,302	1,152,270
New Gold Inc., 7.50%, 07/15/27 (Call 07/15/23)(a)(b)	2,330	2,509,503
Novelis Corp.
3.25%, 11/15/26 (Call 11/15/23)(a)	1,185	1,202,775
3.88%, 08/15/31 (Call 08/15/26)(a)	985	996,081
4.75%, 01/30/30 (Call 01/30/25)(a)(b)	8,572	9,127,551
5.88%, 09/30/26 (Call 09/30/21)(a)(b)	7,375	7,652,816
Perenti Finance Pty Ltd., 6.50%, 10/07/25 (Call 10/07/22)(a)(b)	2,435	2,554,531
Taseko Mines Ltd., 7.00%, 02/15/26 (Call 02/15/23)(a)(b)	2,525	2,598,377
		156,116,125
Office & Business Equipment — 0.4%
CDW LLC/CDW Finance Corp.
3.25%, 02/15/29 (Call 02/15/23)(b)	3,702	3,714,327
4.13%, 05/01/25 (Call 05/01/22)	3,200	3,316,299
4.25%, 04/01/28 (Call 10/01/22)	2,734	2,839,204
5.50%, 12/01/24 (Call 06/01/24)	3,148	3,466,735
Pitney Bowes Inc.
6.88%, 03/15/27 (Call 03/15/24)(a)	2,550	2,707,794
7.25%, 03/15/29 (Call 03/15/24)(a)(b)	1,950	2,091,668
Xerox Corp.
3.80%, 05/15/24(b)	1,618	1,690,810
4.38%, 03/15/23 (Call 02/15/23)	5,275	5,512,375
4.80%, 03/01/35(b)	1,067	1,088,340
6.75%, 12/15/39	1,993	2,242,125
Xerox Holdings Corp.
5.00%, 08/15/25 (Call 07/15/25)(a)	4,401	4,690,586
5.50%, 08/15/28 (Call 07/15/28)(a)(b)	3,866	4,078,398
		37,438,661
Office Furnishings — 0.0%
Interface Inc., 5.50%, 12/01/28 (Call 12/01/23)(a)(b)	1,552	1,617,960

Oil & Gas — 7.7%
Aethon United BR LP/Aethon United Finance Corp.,
8.25%, 02/15/26 (Call 02/15/23)(a)	4,230	4,524,855
Antero Resources Corp.
5.00%, 03/01/25 (Call 08/30/21)(b)	4,138	4,210,415
5.38%, 03/01/30 (Call 03/01/25)(a)	2,900	2,950,750
7.63%, 02/01/29 (Call 02/01/24)(a)	3,845	4,213,928
8.38%, 07/15/26 (Call 01/15/24)(a)	1,581	1,788,664
Apache Corp.
4.25%, 01/15/30 (Call 10/15/29)(b)	3,090	3,221,325
4.25%, 01/15/44 (Call 07/15/43)(b)	2,980	2,919,804
4.38%, 10/15/28 (Call 07/15/28)(b)	5,042	5,341,646
4.63%, 11/15/25 (Call 08/15/25)	2,140	2,300,500
4.75%, 04/15/43 (Call 10/15/42)	5,860	6,021,150
4.88%, 11/15/27 (Call 05/15/27)	4,150	4,460,461
5.10%, 09/01/40 (Call 03/01/40)(b)	6,835	7,330,537
5.25%, 02/01/42 (Call 08/01/41)	1,830	1,967,250
5.35%, 07/01/49 (Call 01/01/49)	2,232	2,352,640
6.00%, 01/15/37	2,215	2,547,250
Ascent Resources Utica Holdings LLC / ARU Finance Corp., 8.25%, 12/31/28 (Call 02/01/24)(a)	1,580	1,706,953

Schedule of Investments (unaudited) (continued)	iShares® Broad USD High Yield Corporate Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
5.88%, 06/30/29 (Call 09/01/24)(a)	$1,960	$1,930,600
7.00%, 11/01/26 (Call 11/01/21)(a)	2,988	3,085,110
9.00%, 11/01/27 (Call 11/01/26)(a)	1,339	1,834,430
Baytex Energy Corp.
5.63%, 06/01/24 (Call 08/30/21)(a)	2,062	2,056,845
8.75%, 04/01/27 (Call 04/01/23)(a)	2,659	2,659,000
Berry Petroleum Co. LLC, 7.00%, 02/15/26 (Call 08/30/21)(a)(b)	2,099	2,067,515
California Resources Corp., 7.13%, 02/01/26 (Call 02/01/23)(a)	2,075	2,121,833
Callon Petroleum Co.
6.13%, 10/01/24 (Call 08/30/21)	2,578	2,410,946
8.00%, 08/01/28 (Call 08/01/24)(a)	2,655	2,494,134
Calumet Specialty Products Partners LP/Calumet
Finance Corp.
7.75%, 04/15/23 (Call 08/30/21)	1,663	1,646,370
11.00%, 04/15/25 (Call 10/15/21)(a)	2,904	3,210,953
Centennial Resource Production LLC
5.38%, 01/15/26 (Call 08/30/21)(a)(b)	1,595	1,535,762
6.88%, 04/01/27 (Call 04/01/22)(a)(b)	2,152	2,114,340
Chesapeake Energy Corp.
5.50%, 02/01/26 (Call 02/05/23)(a)	2,945	3,070,163
5.88%, 02/01/29 (Call 02/05/24)(a)	2,750	2,921,875
Citgo Holding Inc., 9.25%, 08/01/24 (Call 08/30/21)(a)(b)	7,353	7,333,478
CITGO Petroleum Corp.
6.38%, 06/15/26 (Call 06/15/23)(a)(b)	3,565	3,636,300
7.00%, 06/15/25 (Call 06/15/22)(a)	6,080	6,241,606
CNX Resources Corp.
6.00%, 01/15/29 (Call 01/15/24)(a)(b)	2,983	3,162,785
7.25%, 03/14/27 (Call 03/14/22)(a)	3,849	4,097,992
Colgate Energy Partners III LLC
5.88%, 07/01/29 (Call 07/01/24)(a)	2,135	2,215,063
7.75%, 02/15/26 (Call 02/15/24)(a)	1,560	1,673,162
Comstock Resources Inc.
5.88%, 01/15/30 (Call 01/15/25)(a)	4,420	4,446,741
6.75%, 03/01/29 (Call 03/01/24)(a)	6,820	7,125,877
7.50%, 05/15/25 (Call 08/30/21)(a)	716	741,060
Continental Resources Inc./OK
3.80%, 06/01/24 (Call 03/01/24)	5,233	5,486,748
4.38%, 01/15/28 (Call 10/15/27)(b)	5,217	5,777,827
4.50%, 04/15/23 (Call 01/15/23)(b)	3,821	3,973,229
4.90%, 06/01/44 (Call 12/01/43)	3,300	3,807,821
5.75%, 01/15/31 (Call 07/15/30)(a)(b)	8,111	9,776,188
CrownRock LP/CrownRock Finance Inc.
5.00%, 05/01/29 (Call 05/01/24)(a)	2,247	2,345,430
5.63%, 10/15/25 (Call 08/30/21)(a)	6,707	6,874,675
CVR Energy Inc.
5.25%, 02/15/25 (Call 02/15/22)(a)(b)	3,273	3,182,993
5.75%, 02/15/28 (Call 02/15/23)(a)(b)	2,056	1,994,012
Encino Acquisition Partners Holdings LLC, 8.50%,
05/01/28 (Call 05/01/24)(a)	3,675	3,673,824
Endeavor Energy Resources LP/EER Finance Inc.
5.50%, 01/30/26 (Call 08/30/21)(a)	2,839	2,927,719
5.75%, 01/30/28 (Call 01/30/23)(a)	5,459	5,710,223
6.63%, 07/15/25 (Call 07/15/22)(a)	3,843	4,063,972
Energy Ventures Gom LLC/EnVen Finance Corp.,
11.75%, 04/15/26 (Call 04/15/23)(a)	1,571	1,633,840
Ensign Drilling Inc., 9.25%, 04/15/24 (Call 08/30/21)(a)	2,289	2,094,435
Security	Par (000)	Value

Oil & Gas (continued)
EQT Corp.
3.00%, 10/01/22 (Call 09/01/22)(b)	$2,360	$2,392,450
3.13%, 05/15/26 (Call 05/15/23)(a)	2,435	2,504,885
3.63%, 05/15/31 (Call 05/15/30)(a)(b)	2,595	2,748,624
3.90%, 10/01/27 (Call 07/01/27)(b)	6,340	6,870,975
5.00%, 01/15/29 (Call 07/15/28)(b)	1,784	2,017,169
6.63%, 02/01/25 (Call 01/01/25)	5,500	6,354,700
7.50%, 02/01/30 (Call 11/01/29)(b)	4,175	5,483,654
Global Marine Inc., 7.00%, 06/01/28(b)	972	657,490
Gran Tierra Energy Inc., 7.75%, 05/23/27 (Call 05/23/23)(a)(b)	1,054	930,166
Gran Tierra Energy International Holdings Ltd., 6.25%, 02/15/25 (Call 02/15/22)(a)(b)	1,024	903,690
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75%, 10/01/25 (Call 08/30/21)(a)	650	656,663
5.75%, 02/01/29 (Call 02/01/24)(a)(b)	3,348	3,408,967
6.00%, 02/01/31 (Call 02/01/26)(a)	3,255	3,396,999
6.25%, 11/01/28 (Call 11/01/23)(a)	2,899	3,025,831
Independence Energy Finance LLC, 7.25%, 05/01/26 (Call 05/01/23)(a)	2,761	2,878,343
Indigo Natural Resources LLC, 5.38%, 02/01/29 (Call 02/01/24)(a)	3,880	4,044,900
Ithaca Energy North Sea PLC, 9.00%, 07/15/26 (Call 07/15/23)(a)	2,565	2,554,663
Laredo Petroleum Inc.
7.75%, 07/31/29 (Call 07/31/24)(a)	1,935	1,872,267
9.50%, 01/15/25 (Call 01/15/22)(b)	3,284	3,374,310
10.13%, 01/15/28 (Call 01/15/23)(b)	1,983	2,087,108
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas
Finance Corp., 6.00%, 08/01/26 (Call 08/10/21)(a)	2,120	2,162,167
Matador Resources Co., 5.88%, 09/15/26
(Call 09/15/21)	5,826	5,921,954
MEG Energy Corp.
5.88%, 02/01/29 (Call 02/01/24)(a)(b)	3,342	3,450,615
6.50%, 01/15/25 (Call 08/30/21)(a)(b)	2,507	2,585,344
7.13%, 02/01/27 (Call 02/01/23)(a)	6,599	6,924,133
Moss Creek Resources Holdings Inc.
7.50%, 01/15/26 (Call 08/30/21)(a)	3,862	3,456,490
10.50%, 05/15/27 (Call 05/15/22)(a)	2,600	2,496,000
Murphy Oil Corp.
5.75%, 08/15/25 (Call 08/30/21)(b)	3,670	3,743,400
5.88%, 12/01/27 (Call 12/01/22)	3,274	3,388,590
6.38%, 07/15/28 (Call 07/15/24)(b)	3,026	3,199,178
6.38%, 12/01/42 (Call 06/01/42)	1,651	1,646,873
6.88%, 08/15/24 (Call 08/30/21)(b)	2,888	2,938,540
7.05%, 05/01/29	790	878,875
Nabors Industries Inc., 5.75%, 02/01/25 (Call 11/01/24)	2,091	1,777,266
Nabors Industries Ltd.
7.25%, 01/15/26 (Call 07/15/22)(a)	2,433	2,274,855
7.50%, 01/15/28 (Call 01/15/23)(a)	1,995	1,810,183
Neptune Energy Bondco PLC, 6.63%, 05/15/25 (Call 08/31/21)(a)(b)	4,565	4,639,181
Northern Oil and Gas Inc., 8.13%, 03/01/28 (Call 03/01/24)(a)	2,965	3,105,393
Oasis Petroleum Inc., 6.38%, 06/01/26 (Call 06/01/23)(a)(b)	1,585	1,640,475
Occidental Petroleum Corp.
2.70%, 02/15/23 (Call 11/15/22)	5,034	5,078,047
2.90%, 08/15/24 (Call 07/15/24)	15,476	15,589,671
3.00%, 02/15/27 (Call 11/15/26)	3,982	3,952,135

Schedule of Investments (unaudited) (continued)	iShares® Broad USD High Yield Corporate Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
3.20%, 08/15/26 (Call 06/15/26)	$5,400	$5,359,500
3.40%, 04/15/26 (Call 01/15/26)	6,475	6,539,426
3.50%, 06/15/25 (Call 03/15/25)(b)	4,202	4,280,787
3.50%, 08/15/29 (Call 05/15/29)(b)	7,894	7,874,265
4.10%, 02/15/47 (Call 08/15/46)	3,850	3,643,987
4.20%, 03/15/48 (Call 09/15/47)	5,082	4,866,015
4.30%, 08/15/39 (Call 02/15/39)	4,141	4,105,657
4.40%, 04/15/46 (Call 10/15/45)(b)	6,362	6,241,567
4.40%, 08/15/49 (Call 02/15/49)	3,847	3,728,012
4.50%, 07/15/44 (Call 01/15/44)	3,304	3,254,440
4.63%, 06/15/45 (Call 12/15/44)	4,099	4,113,142
5.50%, 12/01/25 (Call 09/01/25)(b)	4,520	4,972,000
5.55%, 03/15/26 (Call 12/15/25)	5,995	6,562,067
5.88%, 09/01/25 (Call 06/01/25)(b)	5,085	5,637,434
6.13%, 01/01/31 (Call 07/01/30)(b)	6,835	8,074,527
6.20%, 03/15/40	3,881	4,492,257
6.38%, 09/01/28 (Call 03/01/28)	3,425	3,990,125
6.45%, 09/15/36(b)	9,148	11,045,066
6.60%, 03/15/46 (Call 09/15/45)	5,752	7,075,852
6.63%, 09/01/30 (Call 03/01/30)(b)	7,918	9,659,960
6.95%, 07/01/24	3,203	3,571,345
7.50%, 05/01/31	4,925	6,254,750
7.88%, 09/15/31	3,047	3,961,100
7.95%, 06/15/39	1,773	2,304,900
8.00%, 07/15/25 (Call 04/15/25)(b)	3,230	3,833,816
8.50%, 07/15/27 (Call 01/15/27)	2,778	3,465,249
8.88%, 07/15/30 (Call 01/15/30)(b)	5,350	7,218,434
Ovintiv Exploration Inc.
5.38%, 01/01/26 (Call 10/01/25)	3,929	4,434,681
5.63%, 07/01/24	5,537	6,130,768
Ovintiv Inc.
6.50%, 08/15/34(b)	3,955	5,275,638
6.50%, 02/01/38	2,450	3,331,555
6.63%, 08/15/37	2,445	3,323,420
7.20%, 11/01/31	2,014	2,691,824
7.38%, 11/01/31	2,250	3,039,871
8.13%, 09/15/30	1,415	1,948,430
Par Petroleum LLC/Par Petroleum Finance Corp.,
7.75%, 12/15/25 (Call 08/30/21)(a)	1,940	1,923,510
Parkland Corp.
4.50%, 10/01/29 (Call 10/01/24)(a)	4,469	4,597,283
5.88%, 07/15/27 (Call 07/15/22)(a)	2,789	2,973,771
PBF Holding Co. LLC/PBF Finance Corp.
6.00%, 02/15/28 (Call 02/15/23)	5,359	2,798,470
7.25%, 06/15/25 (Call 08/30/21)(b)	3,546	2,127,600
9.25%, 05/15/25 (Call 05/15/22)(a)(b)	6,713	6,142,395
PDC Energy Inc.
5.75%, 05/15/26 (Call 08/30/21)	4,109	4,244,926
6.13%, 09/15/24 (Call 08/30/21)	2,765	2,813,388
Penn Virginia Escrow LLC, 9.25%, 08/15/26 (Call 08/15/23)(a)	2,100	2,081,079
Precision Drilling Corp.
6.88%, 01/15/29 (Call 01/15/25)(a)	1,985	2,039,588
7.13%, 01/15/26 (Call 08/16/21)(a)(b)	1,135	1,169,050
Range Resources Corp.
4.88%, 05/15/25 (Call 02/15/25)(b)	3,834	3,975,820
5.00%, 08/15/22 (Call 05/15/22)	2,350	2,397,000
5.00%, 03/15/23 (Call 12/15/22)	2,996	3,100,860
8.25%, 01/15/29 (Call 01/15/24)(a)	3,295	3,648,224
9.25%, 02/01/26 (Call 02/01/22)	4,630	5,023,596
Security	Par (000)	Value

Oil & Gas (continued)
SM Energy Co.
5.00%, 01/15/24 (Call 08/30/21)(b)	$430	$426,938
5.63%, 06/01/25 (Call 08/30/21)	1,490	1,463,865
6.50%, 07/15/28 (Call 07/15/24)	1,705	1,697,907
6.75%, 09/15/26 (Call 09/15/21)(b)	852	845,482
10.00%, 01/15/25 (Call 06/17/22)(a)	5,593	6,222,212
Southwestern Energy Co.
6.45%, 01/23/25 (Call 10/23/24)	4,560	4,992,835
7.50%, 04/01/26 (Call 08/30/21)(b)	3,536	3,729,808
7.75%, 10/01/27 (Call 10/01/22)(b)	2,423	2,598,668
8.38%, 09/15/28 (Call 09/15/23)(b)	1,865	2,079,848
Strathcona Resources Ltd., 6.88%, 08/01/26 (Call 08/01/23)(a)	2,625	2,598,409
Sunoco LP/Sunoco Finance Corp.
4.50%, 05/15/29 (Call 05/15/24)(b)	4,271	4,367,097
5.50%, 02/15/26 (Call 08/30/21)	3,472	3,571,820
5.88%, 03/15/28 (Call 03/15/23)	2,243	2,360,758
6.00%, 04/15/27 (Call 04/15/22)	3,107	3,242,931
Talos Production Inc., 12.00%, 01/15/26 (Call 01/15/23)	3,390	3,531,973
Teine Energy Ltd., 6.88%, 04/15/29 (Call 04/15/24)(a)	2,250	2,283,750
Transocean Guardian Ltd., 5.88%, 01/15/24
(Call 08/30/21)(a)	2,452	2,322,762
Transocean Inc.
6.80%, 03/15/38	2,534	1,381,309
7.25%, 11/01/25 (Call 11/01/21)(a)	525	418,609
7.50%, 01/15/26 (Call 08/10/21)(a)	2,478	1,920,450
7.50%, 04/15/31(b)	1,581	988,299
8.00%, 02/01/27 (Call 02/01/23)(a)	2,494	1,838,627
11.50%, 01/30/27 (Call 07/30/23)(a)(b)	525	522,375
Transocean Pontus Ltd., 6.13%, 08/01/25 (Call 08/30/21)(a)	2,373	2,343,263
Transocean Poseidon Ltd., 6.88%, 02/01/27 (Call 02/01/22)(a)	3,060	2,983,500
Transocean Sentry Ltd., 5.38%, 05/15/23 (Call 08/30/21)(a)	2,050	1,932,339
Vantage Drilling International, 9.25%, 11/15/23 (Call 08/30/21)(a)	1,704	1,499,520
Vermilion Energy Inc., 5.63%, 03/15/25 (Call 08/30/21)(a)(b)	1,730	1,738,650
Vine Energy Holdings LLC, 6.75%, 04/15/29 (Call 04/15/24)(a)	5,225	5,447,062
Viper Energy Partners LP, 5.38%, 11/01/27 (Call 11/01/22)(a)	2,646	2,772,214
W&T Offshore Inc., 9.75%, 11/01/23 (Call 08/30/21)(a)	2,907	2,790,139
		642,110,069
Oil & Gas Services — 0.7%
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 04/01/28 (Call 04/01/23)(a)(b)	4,375	4,463,506
6.88%, 04/01/27 (Call 04/01/22)(a)	2,977	3,125,850
Basic Energy Services Inc., 10.75%, 10/15/23 (Call 08/30/21)(a)(i)	75	11,250
Bristow Group Inc., 6.88%, 03/01/28 (Call 03/01/24)(a)	2,366	2,429,172
CGG SA, 8.75%, 04/01/27 (Call 04/01/24)(a)	2,560	2,553,600
ChampionX Corp., 6.38%, 05/01/26 (Call 08/30/21)(b)	178	184,858
CSI Compressco LP/CSI Compressco Finance Inc., 7.50%, 04/01/25 (Call 08/30/21)(a)(b)	2,012	2,015,199
Exterran Energy Solutions LP/EES Finance Corp., 8.13%, 05/01/25 (Call 08/30/21)	1,761	1,549,680

Schedule of Investments (unaudited) (continued)	iShares® Broad USD High Yield Corporate Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas Services (continued)
KLX Energy Services Holdings Inc., 11.50%, 11/01/25 (Call 11/01/21)(a)	$850	$552,500
Nine Energy Service Inc., 8.75%, 11/01/23 (Call 08/30/21)(a)	1,332	785,880
Oceaneering International Inc.
4.65%, 11/15/24 (Call 08/15/24)	2,729	2,711,944
6.00%, 02/01/28 (Call 11/01/27)(b)	1,670	1,679,057
TechnipFMC PLC, 6.50%, 02/01/26 (Call 02/01/23)(a)	5,557	5,955,317
Transocean Phoenix 2 Ltd., 7.75%, 10/15/24 (Call 08/30/21)(a)	1,686	1,702,608
Transocean Proteus Ltd., 6.25%, 12/01/24 (Call 08/30/21)(a)(b)	1,706	1,689,584
USA Compression Partners LP/USA Compression
Finance Corp.
6.88%, 04/01/26 (Call 08/30/21)	3,898	4,082,609
6.88%, 09/01/27 (Call 09/01/22)	4,078	4,311,914
Weatherford International Ltd.
8.75%, 09/01/24 (Call 08/30/21)(a)(b)	3,230	3,359,200
11.00%, 12/01/24 (Call 12/01/21)(a)	10,809	11,187,315
Welltec A/S, 9.50%, 12/01/22 (Call 08/30/21)(a)(b)	1,756	1,742,830
		56,093,873
Packaging & Containers — 2.3%
ARD Finance SA, 6.50%, 06/30/27 (Call 11/15/22), (7.25% PIK)(a)(b)(d)	6,050	6,382,145
Ardagh Metal Packaging Finance USA LLC/Ardagh
Metal Packaging Finance PLC
3.25%, 09/01/28 (Call 05/15/24)(a)	3,275	3,279,094
4.00%, 09/01/29 (Call 05/15/24)(a)	5,750	5,757,187
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
4.13%, 08/15/26 (Call 08/15/22)(a)(b)	6,070	6,267,275
5.25%, 04/30/25 (Call 04/30/22)(a)	3,530	3,684,314
5.25%, 08/15/27 (Call 08/15/22)(a)(b)	9,710	9,914,856
6.00%, 02/15/25 (Call 08/10/21)(a)	3,670	3,783,770
Ball Corp.
2.88%, 08/15/30 (Call 05/15/30)(b)	6,848	6,776,918
4.00%, 11/15/23	4,841	5,134,050
4.88%, 03/15/26 (Call 12/15/25)	3,741	4,180,567
5.25%, 07/01/25(b)	4,887	5,510,092
Berry Global Inc.
4.50%, 02/15/26 (Call 08/30/21)(a)(b)	2,577	2,628,540
4.88%, 07/15/26 (Call 07/15/22)(a)	2,235	2,353,679
5.63%, 07/15/27 (Call 07/15/22)(a)(b)	2,946	3,100,665
Cascades Inc./Cascades USA Inc.
5.13%, 01/15/26 (Call 01/15/23)(a)	1,435	1,517,513
5.38%, 01/15/28 (Call 01/15/23)(a)(b)	3,572	3,759,530
Crown Americas LLC/Crown Americas Capital Corp. IV, 4.50%, 01/15/23(b)	4,463	4,652,677
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26 (Call 03/31/26)(b)	2,771	2,973,006
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 02/01/26 (Call 08/30/21)	3,857	3,991,995
Crown Cork & Seal Co. Inc., 7.38%, 12/15/26(b)	1,184	1,455,136
Flex Acquisition Co. Inc.
6.88%, 01/15/25 (Call 08/30/21)(a)(b)	3,936	3,986,066
7.88%, 07/15/26 (Call 08/30/21)(a)(b)	2,497	2,601,275
Graham Packaging Co. Inc., 7.13%, 08/15/28 (Call 08/15/23)(a)(b)	2,930	3,124,113
Graphic Packaging International LLC
3.50%, 03/15/28(a)(b)	2,681	2,714,513
Security	Par (000)	Value

Packaging & Containers (continued)
3.50%, 03/01/29 (Call 09/01/28)(a)(b)	$1,875	$1,862,950
4.13%, 08/15/24 (Call 05/15/24)	767	818,773
4.75%, 07/15/27 (Call 04/15/27)(a)(b)	1,029	1,111,320
4.88%, 11/15/22 (Call 08/15/22)(b)	591	614,640
Greif Inc., 6.50%, 03/01/27 (Call 03/01/22)(a)(b)	2,720	2,862,800
Intelligent Packaging Ltd. Finco Inc./Intelligent Packaging Ltd. Co-Issuer LLC, 6.00%, 09/15/28 (Call 09/15/22)(a)(b)	3,610	3,754,400
Intertape Polymer Group Inc., 4.38%, 06/15/29 (Call 06/15/24)(a)	1,750	1,788,579
LABL Inc.
6.75%, 07/15/26 (Call 07/15/22)(a)	3,954	4,195,866
10.50%, 07/15/27 (Call 07/15/22)(a)(b)	4,076	4,483,600
Matthews International Corp., 5.25%, 12/01/25 (Call 08/30/21)(a)(b)	1,379	1,413,475
Mauser Packaging Solutions Holding Co.
5.50%, 04/15/24 (Call 08/30/21)(a)(b)	7,026	7,069,912
7.25%, 04/15/25 (Call 08/30/21)(a)(b)	7,239	7,065,626
OI European Group BV, 4.00%, 03/15/23
(Call 12/15/22)(a)(b)	1,039	1,071,469
Owens-Brockway Glass Container Inc.
5.38%, 01/15/25(a)(b)	1,585	1,691,005
5.88%, 08/15/23(a)(b)	3,961	4,243,221
6.38%, 08/15/25(a)(b)	1,508	1,685,190
6.63%, 05/13/27 (Call 05/15/23)(a)	4,041	4,364,280
Pactiv LLC, 7.95%, 12/15/25(b)	1,428	1,604,715
Plastipak Holdings Inc., 6.25%, 10/15/25 (Call 08/30/21)(a)	2,731	2,787,477
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, 4.00%, 10/15/27 (Call 10/15/23)(a)(b)	5,480	5,473,150
Sealed Air Corp.
4.00%, 12/01/27 (Call 09/01/27)(a)(b)	2,525	2,695,438
4.88%, 12/01/22 (Call 09/01/22)(a)(b)	1,180	1,223,642
5.13%, 12/01/24 (Call 09/01/24)(a)	2,281	2,474,885
5.25%, 04/01/23 (Call 01/01/23)(a)	1,753	1,845,190
5.50%, 09/15/25 (Call 06/15/25)(a)	2,314	2,568,540
6.88%, 07/15/33(a)(b)	2,158	2,762,240
Silgan Holdings Inc.
4.13%, 02/01/28 (Call 10/01/22)	2,887	2,995,263
4.75%, 03/15/25 (Call 08/30/21)	763	773,491
Trident TPI Holdings Inc.
6.63%, 11/01/25 (Call 08/10/21)(a)	701	717,649
9.25%, 08/01/24 (Call 08/30/21)(a)(b)	1,407	1,482,626
Trivium Packaging Finance BV
5.50%, 08/15/26 (Call 08/15/22)(a)	5,274	5,511,330
8.50%, 08/15/27 (Call 08/15/22)(a)(b)	3,798	4,082,850
		188,624,568
Pharmaceuticals — 2.4%
AdaptHealth LLC
4.63%, 08/01/29 (Call 02/01/24)(a)(b)	2,845	2,834,246
6.13%, 08/01/28 (Call 08/01/23)(a)(b)	1,840	1,932,000
Bausch Health Americas Inc.
8.50%, 01/31/27 (Call 07/31/22)(a)	9,241	9,990,953
9.25%, 04/01/26 (Call 04/01/22)(a)(b)	8,003	8,663,247
Bausch Health Companies Inc.
4.88%, 06/01/28 (Call 06/01/24)(a)	6,750	6,964,919
5.00%, 01/30/28 (Call 01/30/23)(a)(b)	6,533	6,230,849
5.00%, 02/15/29 (Call 02/15/24)(a)(b)	5,251	4,961,932
5.25%, 01/30/30 (Call 01/30/25)(a)(b)	6,888	6,482,710

Schedule of Investments (unaudited) (continued)	iShares® Broad USD High Yield Corporate Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
5.25%, 02/15/31 (Call 02/15/26)(a)	$5,159	$4,836,563
5.50%, 11/01/25 (Call 08/30/21)(a)	8,492	8,672,455
5.75%, 08/15/27 (Call 08/15/22)(a)(b)	2,646	2,784,915
6.13%, 04/15/25 (Call 08/30/21)(a)	13,806	14,090,749
6.25%, 02/15/29 (Call 02/15/24)(a)	8,047	8,006,282
7.00%, 01/15/28 (Call 01/15/23)(a)(b)	3,982	4,181,100
7.25%, 05/30/29 (Call 05/30/24)(a)	4,154	4,299,390
9.00%, 12/15/25 (Call 12/15/21)(a)	7,813	8,339,127
Cheplapharm Arzneimittel GmbH, 5.50%, 01/15/28 (Call 01/15/24)(a)(b)	2,700	2,758,617
Elanco Animal Health Inc.
5.27%, 08/28/23 (Call 07/28/23)(b)	3,953	4,229,710
5.90%, 08/28/28 (Call 05/28/28)	3,573	4,271,879
Endo Dac/Endo Finance LLC/Endo Finco Inc.
5.88%, 10/15/24 (Call 08/30/21)(a)(b)	1,050	1,039,500
6.00%, 06/30/28 (Call 06/30/23)(a)	6,326	4,270,050
9.50%, 07/31/27 (Call 07/31/23)(a)(b)	5,048	5,064,154
Endo Luxembourg Finance Co. I Sarl/Endo U.S. Inc., 6.13%, 04/01/29 (Call 04/01/24)(a)(b)	6,935	6,891,656
Herbalife Nutrition Ltd./HLF Financing Inc., 7.88%, 09/01/25 (Call 09/01/22)(a)	3,856	4,188,580
HLF Financing Sarl LLC/Herbalife International Inc., 4.88%, 06/01/29 (Call 06/01/24)(a)	3,305	3,336,398
Horizon Therapeutics USA Inc., 5.50%, 08/01/27 (Call 08/01/22)(a)	3,190	3,383,665
Jazz Securities DAC, 4.38%, 01/15/29 (Call 07/15/24)(a)(b)	8,085	8,426,834
Lannett Co. Inc., 7.75%, 04/15/26 (Call 04/15/23)(a)(b)	2,125	2,082,500
Organon & Co./Organon Foreign Debt Co-Issuer BV
4.13%, 04/30/28 (Call 04/30/24)(a)(b)	10,970	11,248,748
5.13%, 04/30/31 (Call 04/30/26)(a)	10,755	11,077,650
Owens & Minor Inc., 4.50%, 03/31/29 (Call 03/31/24)(a)	2,895	2,967,375
P&L Development LLC/PLD Finance Corp., 7.75%, 11/15/25 (Call 11/15/22)(a)(b)	2,265	2,366,925
Par Pharmaceutical Inc., 7.50%, 04/01/27 (Call 04/01/22)(a)(b)	10,533	10,743,660
Prestige Brands Inc.
3.75%, 04/01/31 (Call 04/01/26)(a)	3,435	3,396,356
5.13%, 01/15/28 (Call 01/15/23)(a)	2,352	2,484,300
Vizient Inc., 6.25%, 05/15/27 (Call 05/15/22)(a)(b)	1,316	1,376,865
		198,876,859
Pipelines — 4.8%
Antero Midstream Partners LP/Antero Midstream
Finance Corp.
5.38%, 06/15/29 (Call 06/15/24)(a)	3,730	3,830,486
5.75%, 03/01/27 (Call 03/01/22)(a)	3,651	3,760,530
5.75%, 01/15/28 (Call 01/15/23)(a)	3,718	3,885,310
7.88%, 05/15/26 (Call 05/15/23)(a)	2,880	3,189,053
Blue Racer Midstream LLC/Blue Racer Finance Corp.
6.63%, 07/15/26 (Call 08/30/21)(a)	1,485	1,533,381
7.63%, 12/15/25 (Call 12/15/22)(a)	3,710	3,994,112
Buckeye Partners LP
3.95%, 12/01/26 (Call 09/01/26)	3,516	3,561,356
4.13%, 03/01/25 (Call 02/01/25)(a)	3,143	3,258,270
4.13%, 12/01/27 (Call 09/01/27)	2,257	2,302,140
4.15%, 07/01/23 (Call 04/01/23)	2,106	2,175,677
4.35%, 10/15/24 (Call 07/15/24)	1,320	1,382,700
4.50%, 03/01/28 (Call 12/01/27)(a)	2,640	2,679,600
5.60%, 10/15/44 (Call 04/15/44)	1,338	1,320,445
5.85%, 11/15/43 (Call 05/15/43)	1,900	1,909,500
Security	Par (000)	Value

Pipelines (continued)
6.38%, 01/22/78 (Call 01/22/23)(e)	$2,336	$2,161,548
Cheniere Energy Inc., 4.63%, 10/15/28 (Call 10/15/23)	10,284	10,841,187
Cheniere Energy Partners LP
4.00%, 03/01/31 (Call 03/01/26)(a)	7,990	8,451,822
4.50%, 10/01/29 (Call 10/01/24)(b)	7,947	8,572,826
5.63%, 10/01/26 (Call 10/01/21)	5,864	6,055,225
CNX Midstream Partners LP/CNX Midstream Finance
Corp., 6.50%, 03/15/26 (Call 08/30/21)(a)	2,106	2,177,078
CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 06/15/31 (Call 06/15/26)(a)	7,350	7,625,625
Crestwood Midstream Partners LP/Crestwood
Midstream Finance Corp.
5.63%, 05/01/27 (Call 05/01/22)(a)(b)	3,396	3,471,901
5.75%, 04/01/25 (Call 08/30/21)	2,967	3,037,229
6.00%, 02/01/29 (Call 02/01/24)(a)	3,681	3,828,240
DCP Midstream Operating LP
3.88%, 03/15/23 (Call 12/15/22)(b)	1,959	2,010,424
5.13%, 05/15/29 (Call 02/15/29)	3,203	3,568,462
5.38%, 07/15/25 (Call 04/15/25)	4,622	5,107,310
5.60%, 04/01/44 (Call 10/01/43)	2,142	2,455,621
5.63%, 07/15/27 (Call 04/15/27)(b)	3,550	4,038,125
5.85%, 05/21/43 (Call 05/21/23)(a)(e)	3,665	3,390,125
6.45%, 11/03/36(a)	1,403	1,683,600
6.75%, 09/15/37(a)	1,702	2,097,715
8.13%, 08/16/30	1,208	1,609,660
Delek Logistics Partners LP/Delek Logistics Finance Corp., 7.13%, 06/01/28 (Call 06/01/24)(a)	2,080	2,162,410
DT Midstream Inc.
4.13%, 06/15/29 (Call 06/15/24)(a)	5,455	5,594,648
4.38%, 06/15/31 (Call 06/15/26)(a)	4,970	5,156,375
EnLink Midstream LLC
5.38%, 06/01/29 (Call 03/01/29)	2,633	2,738,820
5.63%, 01/15/28 (Call 07/15/27)(a)(b)	2,822	2,986,240
EnLink Midstream Partners LP
4.15%, 06/01/25 (Call 03/01/25)	3,862	3,988,287
4.40%, 04/01/24 (Call 01/01/24)	2,236	2,349,365
4.85%, 07/15/26 (Call 04/15/26)	2,935	3,067,897
5.05%, 04/01/45 (Call 10/01/44)	2,295	2,122,875
5.45%, 06/01/47 (Call 12/01/46)(b)	2,510	2,434,700
5.60%, 04/01/44 (Call 10/01/43)	1,841	1,794,975
EQM Midstream Partners LP
4.00%, 08/01/24 (Call 05/01/24)	2,340	2,393,352
4.13%, 12/01/26 (Call 09/01/26)	2,414	2,438,043
4.50%, 01/15/29 (Call 07/15/28)(a)	4,260	4,311,248
4.75%, 07/15/23 (Call 06/15/23)	4,045	4,216,912
4.75%, 01/15/31 (Call 07/15/30)(a)	5,761	5,861,817
5.50%, 07/15/28 (Call 04/15/28)	4,420	4,784,650
6.00%, 07/01/25 (Call 04/01/25)(a)	3,832	4,173,355
6.50%, 07/01/27 (Call 01/01/27)(a)(b)	5,009	5,622,602
6.50%, 07/15/48 (Call 01/15/48)	2,725	2,993,843
Genesis Energy LP/Genesis Energy Finance Corp.
5.63%, 06/15/24 (Call 08/30/21)(b)	1,583	1,571,128
6.25%, 05/15/26 (Call 08/30/21)	1,953	1,923,705
6.50%, 10/01/25 (Call 08/30/21)(b)	2,700	2,679,750
7.75%, 02/01/28 (Call 02/01/23)(b)	3,928	3,968,066
8.00%, 01/15/27 (Call 01/15/24)	5,379	5,546,018
Global Partners LP/GLP Finance Corp.
6.88%, 01/15/29 (Call 01/15/24)	2,089	2,198,673
7.00%, 08/01/27 (Call 08/01/22)	1,960	2,048,553

Schedule of Investments (unaudited) (continued)	iShares® Broad USD High Yield Corporate Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
Harvest Midstream I LP, 7.50%, 09/01/28 (Call 09/01/23)(a)(b)	$4,426	$4,732,633
Hess Midstream Operations LP
5.13%, 06/15/28 (Call 06/15/23)(a)	3,073	3,218,968
5.63%, 02/15/26 (Call 08/30/21)(a)	4,387	4,562,480
Holly Energy Partners LP/Holly Energy Finance Corp., 5.00%, 02/01/28 (Call 02/01/23)(a)	3,103	3,145,666
ITT Holdings LLC, 6.50%, 08/01/29 (Call 08/01/24)(a)	6,205	6,189,022
Martin Midstream Partners LP/Martin Midstream Finance Corp., 11.50%, 02/28/25(a)(b)	1,400	1,445,500
New Fortress Energy Inc.
6.50%, 09/30/26 (Call 03/31/23)(a)	7,905	7,985,789
6.75%, 09/15/25 (Call 09/15/22)(a)	6,815	6,951,436
NGL Energy Operating LLC/NGL Energy Finance Corp., 7.50%, 02/01/26 (Call 02/01/23)(a)	10,917	11,217,217
NGL Energy Partners LP/NGL Energy Finance Corp.
6.13%, 03/01/25 (Call 08/30/21)(b)	1,801	1,530,850
7.50%, 11/01/23 (Call 08/30/21)(b)	2,746	2,615,565
7.50%, 04/15/26 (Call 04/15/22)(b)	2,245	1,891,659
Northriver Midstream Finance LP, 5.63%, 02/15/26 (Call 10/15/22)(a)	3,078	3,174,188
NuStar Logistics LP
5.63%, 04/28/27 (Call 01/28/27)	2,832	3,057,739
5.75%, 10/01/25 (Call 07/01/25)(b)	3,133	3,414,970
6.00%, 06/01/26 (Call 03/01/26)	2,785	3,007,800
6.38%, 10/01/30 (Call 04/01/30)	3,184	3,533,922
Oasis Midstream Partners LP/OMP Finance Corp., 8.00%, 04/01/29 (Call 04/01/24)(a)	2,525	2,626,000
PBF Logistics LP/PBF Logistics Finance Corp., 6.88%, 05/15/23 (Call 08/30/21)(b)	3,295	3,192,031
Rattler Midstream LP, 5.63%, 07/15/25
(Call 07/15/22)(a)	3,334	3,474,962
Rockies Express Pipeline LLC
3.60%, 05/15/25 (Call 04/15/25)(a)	2,537	2,590,404
4.80%, 05/15/30 (Call 02/15/30)(a)	1,746	1,776,293
4.95%, 07/15/29 (Call 04/15/29)(a)	3,294	3,392,392
6.88%, 04/15/40(a)	2,518	2,651,454
7.50%, 07/15/38(a)	1,183	1,313,130
Southeast Supply Header LLC, 4.25%, 06/15/24 (Call 03/15/24)(a)	2,760	2,725,500
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.50%, 09/15/24 (Call 08/30/21)(a)	2,264	2,292,662
5.50%, 01/15/28 (Call 01/15/23)(a)	3,986	4,075,685
6.00%, 03/01/27 (Call 03/01/23)(a)(b)	2,382	2,459,415
6.00%, 12/31/30 (Call 12/31/25)(a)	4,055	4,257,750
7.50%, 10/01/25 (Call 10/01/22)(a)	3,087	3,349,395
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00%, 01/15/32 (Call 07/15/26)(a)	5,400	5,582,034
4.88%, 02/01/31 (Call 02/01/26)(a)	5,700	6,163,125
5.00%, 01/15/28 (Call 01/15/23)	3,222	3,387,997
5.38%, 02/01/27 (Call 02/01/22)	2,296	2,379,230
5.50%, 03/01/30 (Call 03/01/25)(b)	5,035	5,544,290
5.88%, 04/15/26 (Call 08/30/21)(b)	4,891	5,117,209
6.50%, 07/15/27 (Call 07/15/22)	3,582	3,890,947
6.88%, 01/15/29 (Call 01/15/24)	3,414	3,834,246
TransMontaigne Partners LP/TLP Finance Corp., 6.13%, 02/15/26 (Call 08/16/21)	1,773	1,804,028
Security	Par (000)	Value

Pipelines (continued)
Venture Global Calcasieu Pass LLC
3.88%, 08/15/29 (Call 02/15/29)(a)	$1,645	$1,679,956
4.13%, 08/15/31 (Call 02/15/31)(a)	1,515	1,568,707
Western Midstream Operating LP
3.95%, 06/01/25 (Call 03/01/25)	2,648	2,730,750
4.35%, 02/01/25 (Call 01/01/25)	5,131	5,374,722
4.50%, 03/01/28 (Call 12/01/27)	2,158	2,319,850
4.65%, 07/01/26 (Call 04/01/26)	2,660	2,851,387
4.75%, 08/15/28 (Call 05/15/28)(b)	2,201	2,387,909
5.30%, 02/01/30 (Call 11/01/29)	6,327	7,102,279
5.30%, 03/01/48 (Call 09/01/47)	3,652	4,025,600
5.45%, 04/01/44 (Call 10/01/43)	3,183	3,572,918
5.50%, 08/15/48 (Call 02/15/48)	1,875	2,090,625
6.50%, 02/01/50 (Call 08/01/49)	5,260	6,187,075
		403,541,951
Real Estate — 0.6%
Cushman & Wakefield US Borrower LLC, 6.75%, 05/15/28 (Call 05/15/23)(a)(b)	3,647	3,919,613
Five Point Operating Co. LP/Five Point Capital Corp., 7.88%, 11/15/25 (Call 08/30/21)(a)(b)	3,053	3,198,018
Greystar Real Estate Partners LLC, 5.75%, 12/01/25 (Call 08/30/21)(a)(b)	2,573	2,623,508
Howard Hughes Corp. (The)
4.13%, 02/01/29 (Call 02/01/24)(a)	3,625	3,591,831
4.38%, 02/01/31 (Call 02/01/26)(a)	3,476	3,467,032
5.38%, 08/01/28 (Call 08/01/23)(a)	4,045	4,282,644
Hunt Cos. Inc., 5.25%, 04/15/29 (Call 04/15/24)(a)	3,525	3,445,687
Kennedy-Wilson Inc.
4.75%, 03/01/29 (Call 03/01/24)(b)	3,180	3,263,475
5.00%, 03/01/31 (Call 03/01/26)(b)	3,174	3,253,350
Newmark Group Inc., 6.13%, 11/15/23
(Call 10/15/23)(b)	3,359	3,640,854
Realogy Group LLC/Realogy Co-Issuer Corp.
4.88%, 06/01/23 (Call 03/01/23)(a)	2,115	2,199,600
5.75%, 01/15/29 (Call 01/15/24)(a)(b)	5,029	5,274,164
7.63%, 06/15/25 (Call 06/15/22)(a)(b)	3,043	3,278,832
9.38%, 04/01/27 (Call 04/01/22)(a)	3,173	3,510,131
WeWork Companies Inc., 7.88%, 05/01/25(a)	1,592	1,623,522
		50,572,261
Real Estate Investment Trusts — 3.5%
Apollo Commercial Real Estate Finance Inc., 4.63%, 06/15/29 (Call 06/15/24)(a)	2,310	2,266,688
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL, 5.75%, 05/15/26 (Call 05/15/22)(a)(b)	4,970	5,156,375
CTR Partnership LP/CareTrust Capital Corp., 3.88%, 06/30/28 (Call 03/30/28)(a)	1,375	1,410,434
Diversified Healthcare Trust
4.38%, 03/01/31 (Call 09/01/30)	2,810	2,743,262
4.75%, 05/01/24 (Call 11/01/23)(b)	1,285	1,326,763
4.75%, 02/15/28 (Call 08/15/27)(b)	2,723	2,750,230
9.75%, 06/15/25 (Call 06/15/22)	5,235	5,778,131
EPR Properties
3.75%, 08/15/29 (Call 05/15/29)	2,879	2,923,137
4.50%, 04/01/25 (Call 01/01/25)(b)	1,439	1,532,624
4.50%, 06/01/27 (Call 03/01/27)	2,575	2,742,375
4.75%, 12/15/26 (Call 09/15/26)(b)	2,475	2,669,514
4.95%, 04/15/28 (Call 01/15/28)(b)	2,157	2,333,618
5.25%, 07/15/23 (Call 04/15/23)(b)	358	378,063

Schedule of Investments (unaudited) (continued)	iShares® Broad USD High Yield Corporate Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Felcor Lodging LP, 6.00%, 06/01/25 (Call 08/16/21)(b)	$2,536	$2,593,060
GEO Group Inc. (The)
5.13%, 04/01/23 (Call 08/30/21)(b)	1,242	1,167,480
5.88%, 10/15/24 (Call 08/30/21)(b)	847	753,830
6.00%, 04/15/26 (Call 08/30/21)(b)	1,166	948,798
Global Net Lease Inc./Global Net Lease Operating Partnership LP, 3.75%, 12/15/27 (Call 09/15/27)(a)	2,966	2,948,608
HAT Holdings I LLC/HAT Holdings II LLC
3.38%, 06/15/26 (Call 03/15/26)(a)	5,005	5,071,967
3.75%, 09/15/30(a)(b)	2,075	2,065,870
6.00%, 04/15/25 (Call 04/15/22)(a)	2,722	2,860,005
Iron Mountain Inc.
4.50%, 02/15/31 (Call 02/15/26)(a)	6,010	6,145,225
4.88%, 09/15/27 (Call 09/15/22)(a)	4,812	4,986,435
4.88%, 09/15/29 (Call 09/15/24)(a)	5,306	5,558,035
5.00%, 07/15/28 (Call 07/15/23)(a)	2,596	2,696,595
5.25%, 03/15/28 (Call 12/27/22)(a)	3,551	3,710,795
5.25%, 07/15/30 (Call 07/15/25)(a)	6,990	7,448,719
5.63%, 07/15/32 (Call 07/15/26)(a)	3,134	3,390,079
iStar Inc.
4.25%, 08/01/25 (Call 05/01/25)	3,465	3,592,547
4.75%, 10/01/24 (Call 07/01/24)(b)	3,858	4,089,480
5.50%, 02/15/26 (Call 08/15/22)	2,100	2,194,500
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/27 (Call 02/01/23)(a)	3,876	3,869,540
4.75%, 06/15/29 (Call 06/15/24)(a)	2,910	2,899,087
5.25%, 10/01/25 (Call 08/16/21)(a)(b)	1,644	1,668,660
MGM Growth Properties Operating
Partnership LP/MGP Finance Co-Issuer Inc.
3.88%, 02/15/29 (Call 11/15/28)(a)(b)	3,914	4,007,505
4.50%, 09/01/26 (Call 06/01/26)(b)	2,351	2,503,815
4.50%, 01/15/28 (Call 10/15/27)(b)	1,468	1,556,080
4.63%, 06/15/25 (Call 03/15/25)(a)	4,706	5,000,125
5.63%, 05/01/24 (Call 02/01/24)	5,464	5,913,851
5.75%, 02/01/27 (Call 11/01/26)	4,134	4,619,745
MPT Operating Partnership LP/MPT Finance Corp.
3.50%, 03/15/31 (Call 03/15/26)	6,925	7,104,911
4.63%, 08/01/29 (Call 08/01/24)	4,434	4,773,201
5.00%, 10/15/27 (Call 10/15/22)	6,774	7,170,550
5.25%, 08/01/26 (Call 08/30/21)	2,296	2,353,653
New Residential Investment Corp., 6.25%, 10/15/25 (Call 10/15/22)(a)	3,219	3,214,976
Park Intermediate Holdings LLC/PK Domestic
Property LLC/PK Finance Co-Issuer
4.88%, 05/15/29 (Call 05/15/24)(a)	3,880	3,967,300
5.88%, 10/01/28 (Call 10/01/23)(a)	4,449	4,749,307
7.50%, 06/01/25 (Call 06/01/22)(a)	2,680	2,906,138
RHP Hotel Properties LP/RHP Finance Corp.
4.50%, 02/15/29 (Call 02/15/24)(a)(b)	3,347	3,380,470
4.75%, 10/15/27 (Call 10/15/22)(b)	3,894	4,027,771
RLJ Lodging Trust LP, 3.75%, 07/01/26 (Call 07/01/23)(a)	1,972	1,996,650
SBA Communications Corp.
3.13%, 02/01/29 (Call 02/01/24)(a)(b)	8,175	8,028,647
3.88%, 02/15/27 (Call 02/15/23)(b)	7,763	8,005,594
4.88%, 09/01/24 (Call 08/30/21)	4,934	4,986,942
Service Properties Trust
3.95%, 01/15/28 (Call 07/15/27)	2,048	1,920,000
4.35%, 10/01/24 (Call 09/01/24)	4,179	4,207,292
Security	Par (000)	Value

Real Estate Investment Trusts (continued)
4.38%, 02/15/30 (Call 08/15/29)	$1,800	$1,682,946
4.50%, 06/15/23 (Call 12/15/22)(b)	2,317	2,369,133
4.50%, 03/15/25 (Call 09/15/24)	2,296	2,287,643
4.65%, 03/15/24 (Call 09/15/23)	1,125	1,144,688
4.75%, 10/01/26 (Call 08/01/26)	2,893	2,838,756
4.95%, 02/15/27 (Call 08/15/26)(b)	2,128	2,090,760
4.95%, 10/01/29 (Call 07/01/29)	2,325	2,253,041
5.00%, 08/15/22 (Call 02/15/22)	1,520	1,540,505
5.25%, 02/15/26 (Call 08/15/25)	1,591	1,602,933
5.50%, 12/15/27 (Call 09/15/27)(b)	2,565	2,735,412
7.50%, 09/15/25 (Call 06/15/25)	4,436	5,001,590
Starwood Property Trust Inc.
3.63%, 07/15/26 (Call 01/15/26)(a)	1,510	1,534,538
4.75%, 03/15/25 (Call 09/15/24)(b)	3,124	3,295,820
5.50%, 11/01/23 (Call 08/01/23)(a)	1,635	1,714,706
Uniti Group LP/Uniti Fiber Holdings Inc./CSL
Capital LLC
7.13%, 12/15/24 (Call 08/30/21)(a)	2,357	2,421,817
7.88%, 02/15/25 (Call 02/15/22)(a)	11,783	12,548,895
Uniti Group LP/Uniti Group Finance Inc./CSL
Capital LLC
4.75%, 04/15/28 (Call 04/15/24)(a)(b)	3,275	3,284,825
6.50%, 02/15/29 (Call 02/15/24)(a)(b)	5,820	5,898,919
VICI Properties LP/VICI Note Co. Inc.
3.50%, 02/15/25 (Call 02/15/22)(a)	3,702	3,766,637
3.75%, 02/15/27 (Call 02/15/23)(a)	4,410	4,536,787
4.13%, 08/15/30 (Call 02/15/25)(a)(b)	5,150	5,416,461
4.25%, 12/01/26 (Call 12/01/22)(a)(b)	6,828	7,103,032
4.63%, 12/01/29 (Call 12/01/24)(a)	4,981	5,329,670
XHR LP
4.88%, 06/01/29 (Call 06/01/24)(a)	2,735	2,795,006
6.38%, 08/15/25 (Call 08/15/22)(a)	3,150	3,359,286
		289,618,858
Retail — 4.4%
1011778 BC ULC/New Red Finance Inc.
3.50%, 02/15/29 (Call 02/15/24)(a)	3,900	3,878,589
3.88%, 01/15/28 (Call 09/15/22)(a)(b)	5,397	5,443,144
4.00%, 10/15/30 (Call 10/15/25)(a)(b)	15,144	15,103,717
4.38%, 01/15/28 (Call 11/15/22)(a)(b)	3,822	3,874,744
5.75%, 04/15/25 (Call 04/15/22)(a)(b)	2,708	2,853,555
99 Escrow Issuer Inc., 7.50%, 01/15/26 (Call 01/15/23)(a)	1,975	1,861,438
Abercrombie & Fitch Management Co., 8.75%, 07/15/25 (Call 07/15/22)(a)	2,217	2,447,014
Academy Ltd., 6.00%, 11/15/27 (Call 11/15/23)(a)(b)	2,282	2,450,298
Ambience Merger Sub Inc.
4.88%, 07/15/28 (Call 07/15/23)(a)	1,310	1,314,913
7.13%, 07/15/29 (Call 07/15/24)(a)	1,655	1,675,688
Asbury Automotive Group Inc.
4.50%, 03/01/28 (Call 03/01/23)(b)	2,120	2,196,850
4.75%, 03/01/30 (Call 03/01/25)(b)	2,496	2,642,640
BCPE Ulysses Intermediate Inc., 7.75%, 04/01/27 (Call 04/01/23), (8.50% PIK)(a)(d)	2,026	2,036,596
Beacon Roofing Supply Inc.
4.13%, 05/15/29 (Call 05/15/24)(a)(b)	1,875	1,870,313
4.50%, 11/15/26 (Call 11/15/22)(a)(b)	1,274	1,321,775
Bed Bath & Beyond Inc.
3.75%, 08/01/24 (Call 05/01/24)	1,329	1,368,870
4.92%, 08/01/34 (Call 02/01/34)	54	52,380
5.17%, 08/01/44 (Call 02/01/44)(b)	3,592	3,410,065

Schedule of Investments (unaudited) (continued)	iShares® Broad USD High Yield Corporate Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
Brinker International Inc.
3.88%, 05/15/23(b)	$1,583	$1,634,448
5.00%, 10/01/24 (Call 07/01/24)(a)	2,183	2,311,251
Carvana Co.
5.50%, 04/15/27 (Call 04/15/24)(a)	3,271	3,385,485
5.63%, 10/01/25 (Call 10/01/22)(a)(b)	2,775	2,875,594
5.88%, 10/01/28 (Call 10/01/23)(a)(b)	3,205	3,395,313
CEC Entertainment LLC, 6.75%, 05/01/26 (Call 05/01/23)(a)	3,556	3,556,711
Dave & Buster’s Inc., 7.63%, 11/01/25 (Call 11/01/22)(a)	3,080	3,259,776
eG Global Finance PLC
6.75%, 02/07/25 (Call 08/10/21)(a)	4,228	4,328,415
8.50%, 10/30/25 (Call 10/30/21)(a)	2,940	3,079,650
Ferrellgas LP/Ferrellgas Finance Corp.
5.38%, 04/01/26 (Call 04/01/23)(a)	3,346	3,304,175
5.88%, 04/01/29 (Call 04/01/24)(a)	4,430	4,410,663
FirstCash Inc., 4.63%, 09/01/28 (Call 09/01/23)(a)(b)	2,927	3,043,114
Foundation Building Materials Inc., 6.00%, 03/01/29 (Call 03/01/24)(a)	2,195	2,156,588
Gap Inc. (The)
8.38%, 05/15/23(a)	2,510	2,804,925
8.63%, 05/15/25 (Call 05/15/22)(a)	4,170	4,557,810
8.88%, 05/15/27 (Call 05/15/23)(a)(b)	5,783	6,672,136
Golden Nugget Inc.
6.75%, 10/15/24 (Call 08/30/21)(a)(b)	6,908	6,925,270
8.75%, 10/01/25 (Call 08/30/21)(a)(b)	3,279	3,454,984
Group 1 Automotive Inc., 4.00%, 08/15/28
(Call 08/15/23)(a)(b)	3,276	3,363,305
Guitar Center Inc., 8.50%, 01/15/26 (Call 01/15/23)(a)(b)	515	549,119
GYP Holdings III Corp., 4.63%, 05/01/29
(Call 05/01/24)(a)	2,115	2,136,150
IRB Holding Corp.
6.75%, 02/15/26 (Call 08/30/21)(a)	2,929	3,009,547
7.00%, 06/15/25 (Call 06/15/22)(a)(b)	4,490	4,781,850
Ken Garff Automotive LLC, 4.88%, 09/15/28
(Call 09/15/23)(a)(b)	2,070	2,124,338
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.75%, 06/01/27 (Call 06/01/22)(a)(b)	4,251	4,442,295
L Brands Inc.
5.25%, 02/01/28	3,241	3,645,623
5.63%, 10/15/23	1,702	1,865,818
6.63%, 10/01/30 (Call 10/01/25)(a)	5,709	6,579,622
6.69%, 01/15/27(b)	1,500	1,779,375
6.75%, 07/01/36	3,505	4,468,875
6.88%, 11/01/35(b)	5,347	6,877,579
6.95%, 03/01/33(b)	1,655	2,017,942
7.50%, 06/15/29 (Call 06/15/24)(b)	2,296	2,660,490
9.38%, 07/01/25(a)(b)	2,622	3,398,767
LBM Acquisition LLC, 6.25%, 01/15/29 (Call 01/15/24)(a)	3,565	3,571,916
LCM Investments Holdings II LLC, 4.88%, 05/01/29 (Call 05/01/24)(a)	3,583	3,666,591
Lithia Motors Inc.
3.88%, 06/01/29 (Call 06/01/24)(a)	3,750	3,948,825
4.38%, 01/15/31 (Call 10/15/25)(a)(b)	2,923	3,187,824
4.63%, 12/15/27 (Call 12/15/22)(a)	2,520	2,680,650
5.25%, 08/01/25 (Call 08/01/21)(a)(b)	1,105	1,134,006
LSF9 Atlantis Holdings LLC/Victra Finance Corp.,
7.75%, 02/15/26 (Call 02/15/23)(a)	3,940	4,117,300
Security	Par (000)	Value

Retail (continued)
Macy’s Inc., 8.38%, 06/15/25 (Call 06/15/22)(a)	$7,064	$7,699,760
Macy’s Retail Holdings LLC
2.88%, 02/15/23 (Call 11/15/22)	3,275	3,295,469
3.63%, 06/01/24 (Call 03/01/24)(b)	3,065	3,141,625
4.30%, 02/15/43 (Call 08/15/42)	785	643,700
4.50%, 12/15/34 (Call 06/15/34)	2,147	1,985,975
5.13%, 01/15/42 (Call 07/15/41)	1,182	1,079,166
5.88%, 04/01/29 (Call 04/01/24)(a)(b)	3,005	3,169,824
Marks & Spencer PLC, 7.13%, 12/01/37(a)(b)	1,325	1,572,330
Michaels Cos Inc. (The)
5.25%, 05/01/28 (Call 11/01/23)(a)	4,445	4,600,575
7.88%, 05/01/29 (Call 05/01/24)(a)(b)	7,015	7,278,062
Murphy Oil USA Inc.
3.75%, 02/15/31 (Call 02/15/26)(a)	2,620	2,613,450
4.75%, 09/15/29 (Call 09/15/24)(b)	2,910	3,084,600
5.63%, 05/01/27 (Call 05/01/22)	860	906,225
NMG Holding Co. Inc./Neiman Marcus Group LLC,
7.13%, 04/01/26 (Call 04/01/23)(a)	5,940	6,340,831
Park River Holdings Inc.
5.63%, 02/01/29 (Call 02/01/24)(a)(b)	2,215	2,170,700
6.75%, 08/01/29 (Call 08/01/24)(a)	1,880	1,894,100
Party City Holdings Inc., 8.75%, 02/15/26 (Call 08/15/23)(a)(b)	4,032	4,268,759
Penske Automotive Group Inc.
3.50%, 09/01/25 (Call 09/01/22)(b)	3,000	3,093,750
3.75%, 06/15/29 (Call 06/15/24)(b)	2,525	2,559,719
PetSmart Inc./PetSmart Finance Corp.
4.75%, 02/15/28 (Call 02/15/24)(a)	6,400	6,645,120
7.75%, 02/15/29 (Call 02/15/24)(a)	6,320	6,928,426
QVC Inc.
4.38%, 03/15/23	3,991	4,194,581
4.38%, 09/01/28 (Call 06/01/28)	2,631	2,701,668
4.45%, 02/15/25 (Call 11/15/24)(b)	3,275	3,512,437
4.75%, 02/15/27 (Call 11/15/26)	3,301	3,538,672
4.85%, 04/01/24	2,671	2,894,696
5.45%, 08/15/34 (Call 02/15/34)	1,903	2,018,132
5.95%, 03/15/43	1,596	1,651,860
Rite Aid Corp.
7.50%, 07/01/25 (Call 07/01/22)(a)	2,804	2,814,431
7.70%, 02/15/27(b)	1,075	999,750
8.00%, 11/15/26 (Call 01/15/23)(a)(b)	4,457	4,473,714
Sally Holdings LLC/Sally Capital Inc.
5.63%, 12/01/25 (Call 08/30/21)(b)	3,227	3,324,681
8.75%, 04/30/25 (Call 04/30/22)(a)(b)	565	614,067
Sizzling Platter LLC/Sizzling Platter Finance Corp.,
8.50%, 11/28/25 (Call 11/28/22)(a)(b)	1,917	1,984,363
Sonic Automotive Inc., 6.13%, 03/15/27 (Call 03/15/22)(b)	1,267	1,319,276
Specialty Building Products Holdings LLC/SBP Finance Corp., 6.38%, 09/30/26 (Call 09/30/22)(a)	4,037	4,248,942
SRS Distribution Inc.
4.63%, 07/01/28 (Call 07/01/24)(a)	2,950	3,009,000
6.13%, 07/01/29 (Call 07/01/24)(a)	2,065	2,110,740
Staples Inc.
7.50%, 04/15/26 (Call 04/15/22)(a)	10,256	10,409,840
10.75%, 04/15/27 (Call 04/15/22)(a)(b)	5,406	5,243,820
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.00%, 06/01/31 (Call 06/01/26)(a)	3,485	3,620,044
5.88%, 03/01/27 (Call 03/01/22)(b)	1,685	1,765,038

Schedule of Investments (unaudited) (continued)	iShares® Broad USD High Yield Corporate Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
Superior Plus LP/Superior General Partner Inc., 4.50%, 03/15/29 (Call 03/15/24)(a)	$3,265	$3,352,633
TPro Acquisition Corp., 11.00%, 10/15/24
(Call 10/15/21)(a)(b)	1,580	1,726,150
White Cap Buyer LLC, 6.88%, 10/15/28
(Call 10/15/23)(a)(b)	3,495	3,730,912
Yum! Brands Inc.
3.63%, 03/15/31 (Call 12/15/30)(b)	5,698	5,811,960
3.88%, 11/01/23 (Call 08/01/23)(b)	930	983,196
4.63%, 01/31/32 (Call 10/01/26)	6,182	6,637,922
4.75%, 01/15/30 (Call 10/15/29)(a)(b)	4,899	5,364,405
5.35%, 11/01/43 (Call 05/01/43)(b)	1,221	1,327,838
6.88%, 11/15/37(b)	1,360	1,745,832
7.75%, 04/01/25 (Call 04/01/22)(a)	3,546	3,834,112
		372,903,582
Savings & Loans — 0.0%
New York Community Bancorp Inc., 5.90%, 11/06/28 (Call 11/06/23)(b)(e)	1,635	1,766,870

Semiconductors — 0.4%
Amkor Technology Inc., 6.63%, 09/15/27 (Call 03/15/22)(a)(b)	3,591	3,857,269
ams AG, 7.00%, 07/31/25 (Call 07/31/22)(a)(b)	2,750	2,947,656
Entegris Inc.
3.63%, 05/01/29 (Call 05/01/24)(a)(b)	2,011	2,061,275
4.38%, 04/15/28 (Call 04/15/23)(a)	1,670	1,753,500
Microchip Technology Inc., 4.25%, 09/01/25 (Call 09/01/22)	6,065	6,389,274
ON Semiconductor Corp., 3.88%, 09/01/28 (Call 09/01/23)(a)(b)	4,000	4,166,800
Qorvo Inc.
3.38%, 04/01/31 (Call 04/01/26)(a)	3,685	3,825,141
4.38%, 10/15/29 (Call 10/15/24)	4,241	4,616,159
Synaptics Inc., 4.00%, 06/15/29 (Call 06/15/24)(a)(b)	2,061	2,089,565
		31,706,639
Software — 1.9%
ACI Worldwide Inc., 5.75%, 08/15/26 (Call 08/30/21)(a)	1,569	1,641,566
Ascend Learning LLC, 6.88%, 08/01/25 (Call 08/30/21)(a)(b)	3,122	3,180,537
Black Knight InfoServ LLC, 3.63%, 09/01/28 (Call 09/01/23)(a)(b)	5,318	5,328,928
Blackboard Inc., 10.38%, 11/15/24 (Call 08/30/21)(a)(b)	750	783,750
Boxer Parent Co. Inc.
7.13%, 10/02/25 (Call 06/01/22)(a)	3,437	3,665,492
9.13%, 03/01/26 (Call 09/01/21)(a)	1,502	1,571,468
BY Crown Parent LLC, 7.38%, 10/15/24 (Call 09/01/21)(a)(b)	1,595	1,622,913
BY Crown Parent LLC/BY Bond Finance Inc., 4.25%, 01/31/26 (Call 09/01/21)(a)(b)	3,845	4,037,250
Camelot Finance SA, 4.50%, 11/01/26 (Call 11/01/22)(a)(b)	3,890	4,055,325
Castle U.S. Holding Crop., 9.50%, 02/15/28 (Call 02/15/23)(a)(b)	1,454	1,516,057
CDK Global Inc.
4.88%, 06/01/27 (Call 06/01/22)(b)	2,836	2,987,130
5.00%, 10/15/24 (Call 07/15/24)	1,881	2,074,743
5.25%, 05/15/29 (Call 05/15/24)(a)	2,352	2,557,800
Change Healthcare Holdings LLC/Change Healthcare Finance Inc., 5.75%, 03/01/25 (Call 08/10/21)(a)	7,161	7,241,561
Security	Par (000)	Value

Software (continued)
Clarivate Science Holdings Corp.
3.88%, 06/30/28 (Call 06/30/24)(a)	$5,155	$5,197,555
4.88%, 06/30/29 (Call 06/30/24)(a)	5,155	5,191,807
Dun & Bradstreet Corp. (The)
6.88%, 08/15/26 (Call 02/15/22)(a)(b)	2,432	2,574,880
10.25%, 02/15/27 (Call 02/15/22)(a)(b)	2,940	3,208,187
Elastic NV, 4.13%, 07/15/29 (Call 07/15/24)(a)	2,330	2,338,831
Fair Isaac Corp.
4.00%, 06/15/28 (Call 12/15/22)(a)(b)	1,239	1,294,383
5.25%, 05/15/26 (Call 02/15/26)(a)(b)	1,673	1,903,038
Granite Merger Sub 2 Inc., 11.00%, 07/15/27 (Call 07/15/22)(a)(b)	1,563	1,774,005
Helios Software Holdings Inc./ION Corporate Solutions
Finance Sarl, 4.63%, 05/01/28 (Call 05/01/24)(a)	1,870	1,841,950
J2 Global Inc., 4.63%, 10/15/30 (Call 10/15/25)(a)(b)	4,005	4,255,312
MicroStrategy Inc., 6.13%, 06/15/28 (Call 06/15/24)(a)(b)	2,260	2,268,475
MSCI Inc.
3.63%, 09/01/30 (Call 03/01/25)(a)	4,473	4,702,241
3.63%, 11/01/31 (Call 11/01/26)(a)(b)	2,975	3,144,872
3.88%, 02/15/31 (Call 06/01/25)(a)(b)	5,461	5,802,312
4.00%, 11/15/29 (Call 11/15/24)(a)(b)	5,073	5,409,086
5.38%, 05/15/27 (Call 05/15/22)(a)(b)	2,473	2,624,471
Nuance Communications Inc., 5.63%, 12/15/26 (Call 12/15/21)	2,346	2,442,773
Open Text Corp.
3.88%, 02/15/28 (Call 02/15/23)(a)(b)	4,438	4,582,235
5.88%, 06/01/26 (Call 08/30/21)(a)	3,631	3,749,371
Open Text Holdings Inc., 4.13%, 02/15/30 (Call 02/15/25)(a)	4,639	4,789,767
Playtika Holding Corp., 4.25%, 03/15/29 (Call 03/15/24)(a)	3,370	3,361,575
PTC Inc.
3.63%, 02/15/25 (Call 02/15/22)(a)	2,659	2,732,123
4.00%, 02/15/28 (Call 02/15/23)(a)	2,673	2,763,214
Rackspace Technology Global Inc.
3.50%, 02/15/28 (Call 02/15/24)(a)	3,170	3,051,125
5.38%, 12/01/28 (Call 12/01/23)(a)(b)	3,055	3,110,082
Rocket Software Inc., 6.50%, 02/15/29 (Call 02/15/24)(a)(b)	3,141	3,125,295
SS&C Technologies Inc., 5.50%, 09/30/27 (Call 03/30/22)(a)	9,937	10,516,824
Twilio Inc.
3.63%, 03/15/29 (Call 03/15/24)(b)	2,663	2,726,326
3.88%, 03/15/31 (Call 03/15/26)(b)	2,665	2,787,323
Veritas U.S. Inc./Veritas Bermuda Ltd.
7.50%, 09/01/25 (Call 09/01/21)(a)	9,169	9,489,915
10.50%, 02/01/24 (Call 08/10/21)(a)	4,080	4,156,500
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/29 (Call 02/01/24)(a)	3,473	3,478,991
		162,659,364
Storage & Warehousing — 0.0%
LBC Tank Terminals Holding Netherlands BV, 6.88%, 05/15/23 (Call 08/30/21)(a)(b)	1,869	1,855,356
Modulaire Global Finance 2 PLC, 10.00%, 08/15/23 (Call 08/10/21)(a)	1,227	1,256,405
		3,111,761

Schedule of Investments (unaudited) (continued)	iShares® Broad USD High Yield Corporate Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications — 7.1%
Altice France Holding SA
6.00%, 02/15/28 (Call 02/15/23)(a)(b)	$6,420	$6,331,725
10.50%, 05/15/27 (Call 05/15/22)(a)	8,472	9,319,200
Altice France SA/France
5.13%, 01/15/29 (Call 09/15/23)(a)(b)	2,450	2,468,375
5.13%, 07/15/29 (Call 04/15/24)(a)	13,120	13,217,219
5.50%, 01/15/28 (Call 09/15/22)(a)(b)	5,680	5,822,000
7.38%, 05/01/26 (Call 08/10/21)(a)	10,034	10,435,360
8.13%, 02/01/27 (Call 02/01/22)(a)	9,209	9,971,137
Avaya Inc., 6.13%, 09/15/28 (Call 09/15/23)(a)(b)	5,420	5,799,400
C&W Senior Financing DAC
6.88%, 09/15/27 (Call 09/15/22)(a)(b)	5,848	6,199,406
7.50%, 10/15/26 (Call 10/15/21)(a)	2,039	2,130,429
Cincinnati Bell Inc.
7.00%, 07/15/24 (Call 09/15/21)(a)(b)	2,818	2,877,883
8.00%, 10/15/25 (Call 10/15/21)(a)	1,407	1,477,350
CommScope Inc.
5.50%, 03/01/24 (Call 08/30/21)(a)	6,231	6,409,144
6.00%, 03/01/26 (Call 03/01/22)(a)	7,736	8,064,780
7.13%, 07/01/28 (Call 07/01/23)(a)(b)	3,651	3,938,516
8.25%, 03/01/27 (Call 03/01/22)(a)(b)	5,560	5,886,650
CommScope Technologies LLC
5.00%, 03/15/27 (Call 03/15/22)(a)(b)	3,940	3,986,492
6.00%, 06/15/25 (Call 08/10/21)(a)(b)	6,759	6,860,385
Connect Finco Sarl/Connect U.S. Finco LLC, 6.75%, 10/01/26 (Call 10/01/22)(a)(b)	10,552	11,092,790
Consolidated Communications Inc.
5.00%, 10/01/28 (Call 10/01/23)(a)(b)	2,205	2,216,709
6.50%, 10/01/28 (Call 10/01/23)(a)(b)	4,225	4,561,859
DKT Finance ApS, 9.38%, 06/17/23
(Call 08/10/21)(a)(b)	2,018	2,057,351
Embarq Corp., 8.00%, 06/01/36	7,481	8,378,720
Frontier Communications Holdings LLC
5.00%, 05/01/28 (Call 05/01/24)(a)	8,290	8,575,093
5.88%, 10/15/27 (Call 10/15/23)(a)	5,972	6,381,978
5.88%, 11/01/29 (Call 11/01/24)	4,025	4,115,563
6.75%, 05/01/29 (Call 05/01/24)(a)	5,307	5,651,955
HC2 Holdings Inc., 8.50%, 02/01/26 (Call 02/01/23)(a)	1,820	1,810,172
Hughes Satellite Systems Corp.
5.25%, 08/01/26	3,246	3,627,405
6.63%, 08/01/26(b)	4,286	4,816,393
Intelsat Jackson Holdings SA
8.00%, 02/15/24 (Call 08/30/21)(a)	4,405	4,548,163
9.50%, 09/30/22(a)	2,509	2,948,075
Intrado Corp., 8.50%, 10/15/25 (Call 08/30/21)(a)(b)	4,434	4,312,065
Koninklijke KPN NV, 7.00%, 03/28/73 (Call 03/28/23)(a)(b)(e)	3,830	4,126,825
Level 3 Financing Inc.
3.63%, 01/15/29 (Call 01/15/24)(a)(b)	4,385	4,259,501
3.75%, 07/15/29 (Call 01/15/24)(a)(b)	4,870	4,772,600
4.25%, 07/01/28 (Call 07/01/23)(a)(b)	6,299	6,413,169
4.63%, 09/15/27 (Call 09/15/22)(a)(b)	5,175	5,374,237
5.25%, 03/15/26 (Call 08/30/21)	3,601	3,718,393
5.38%, 05/01/25 (Call 08/30/21)	3,922	4,007,500
Ligado Networks LLC, 15.50%, 11/01/23, (15.50% PIK)(a)(d)	14,834	13,999,529
LogMeIn Inc., 5.50%, 09/01/27 (Call 09/01/23)(a)(b)	5,305	5,499,428
Lumen Technologies Inc.
4.00%, 02/15/27 (Call 02/15/23)(a)	6,738	6,923,295
4.50%, 01/15/29 (Call 01/15/24)(a)	5,450	5,350,810
Security	Par (000)	Value

Telecommunications (continued)
5.13%, 12/15/26 (Call 12/15/22)(a)(b)	$6,840	$7,108,949
5.38%, 06/15/29 (Call 06/15/24)(a)	4,310	4,417,750
5.63%, 04/01/25 (Call 01/01/25)(b)	2,609	2,840,549
Series G, 6.88%, 01/15/28	2,036	2,304,182
Series P, 7.60%, 09/15/39	2,835	3,230,823
Series U, 7.65%, 03/15/42	2,436	2,752,777
Series W, 6.75%, 12/01/23(b)	3,689	4,083,428
Series Y, 7.50%, 04/01/24 (Call 01/01/24)(b)	5,345	6,011,628
Millicom International Cellular SA
4.50%, 04/27/31 (Call 04/27/26)(a)(b)	2,550	2,652,000
5.13%, 01/15/28 (Call 09/15/22)(a)(b)	1,887	1,962,792
6.25%, 03/25/29 (Call 03/25/24)(a)(b)	3,143	3,425,652
6.63%, 10/15/26 (Call 10/15/21)(a)	1,638	1,716,771
Nokia OYJ
4.38%, 06/12/27(b)	3,507	3,866,468
6.63%, 05/15/39	2,097	2,872,890
Plantronics Inc., 4.75%, 03/01/29 (Call 03/01/24)(a)(b)	2,780	2,710,500
QualityTech LP/QTS Finance Corp., 3.88%, 10/01/28 (Call 10/01/23)(a)(b)	2,441	2,614,726
Qwest Corp., 7.25%, 09/15/25.	700	827,750
Sable International Finance Ltd., 5.75%, 09/07/27 (Call 09/07/22)(a)(b)	2,570	2,689,248
Sprint Capital Corp.
6.88%, 11/15/28	12,891	16,630,808
8.75%, 03/15/32(b)	10,383	16,004,095
Sprint Communications Inc., 6.00%, 11/15/22	10,536	11,152,672
Sprint Corp.
7.13%, 06/15/24(b)	12,895	14,826,026
7.63%, 02/15/25 (Call 11/15/24)	7,796	9,190,003
7.63%, 03/01/26 (Call 11/01/25)	7,773	9,494,642
7.88%, 09/15/23(b)	22,318	25,250,585
Switch Ltd.
3.75%, 09/15/28 (Call 09/15/23)(a)(b)	3,278	3,353,312
4.13%, 06/15/29 (Call 06/15/24)(a)	2,280	2,348,970
Telecom Italia Capital SA
6.00%, 09/30/34	4,969	5,701,927
6.38%, 11/15/33	5,198	6,146,635
7.20%, 07/18/36	5,242	6,696,655
7.72%, 06/04/38	5,309	7,124,678
Telecom Italia SpA/Milano, 5.30%, 05/30/24(a)(b)	6,946	7,531,899
Telesat Canada/Telesat LLC
4.88%, 06/01/27 (Call 12/01/22)(a)(b)	1,878	1,716,492
5.63%, 12/06/26 (Call 12/06/23)(a)	2,655	2,462,459
6.50%, 10/15/27 (Call 10/15/22)(a)(b)	3,163	2,680,643
T-Mobile USA Inc.
2.25%, 02/15/26 (Call 02/15/23)	5,384	5,444,570
2.25%, 02/15/26 (Call 02/15/23)(a)	4,085	4,130,956
2.63%, 04/15/26 (Call 04/15/23)(b)	5,910	6,050,362
2.63%, 02/15/29 (Call 02/15/24)	5,180	5,181,062
2.88%, 02/15/31 (Call 02/15/26)(b)	5,241	5,270,192
3.38%, 04/15/29 (Call 04/15/24)(b)	6,555	6,825,000
3.38%, 04/15/29 (Call 04/15/24)(a)	5,245	5,461,042
3.50%, 04/15/31 (Call 04/15/26)(b)	7,008	7,350,039
3.50%, 04/15/31 (Call 04/15/26)(a)	5,385	5,647,826
4.50%, 02/01/26 (Call 08/10/21)	4,894	5,007,785
4.75%, 02/01/28 (Call 02/01/23)	7,983	8,486,328
5.38%, 04/15/27 (Call 04/15/22)	2,911	3,082,021
U.S. Cellular Corp., 6.70%, 12/15/33(b)	2,776	3,449,180
ViaSat Inc.
5.63%, 09/15/25 (Call 08/10/21)(a)(b)	3,490	3,550,133

Schedule of Investments (unaudited) (continued)	iShares® Broad USD High Yield Corporate Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
5.63%, 04/15/27 (Call 04/15/22)(a)(b)	$2,486	$2,582,333
6.50%, 07/15/28 (Call 07/15/23)(a)	2,694	2,852,273
Vmed O2 UK Financing I PLC
4.25%, 01/31/31 (Call 01/31/26)(a)	7,130	7,058,700
4.75%, 07/15/31 (Call 07/15/26)(a)	5,325	5,437,943
Vodafone Group PLC
3.25%, 06/04/81 (Call 06/04/26)(b)(e)	2,000	2,032,960
4.13%, 06/04/81 (Call 03/04/31)(e)	5,250	5,295,937
5.13%, 06/04/81 (Call 12/04/50)(e)	4,750	4,876,113
7.00%, 04/04/79 (Call 01/04/29)(b)(e)	10,638	13,215,762
Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 08/15/28 (Call 08/15/23)(a)(b)	7,550	7,701,000
Zayo Group Holdings Inc.
4.00%, 03/01/27 (Call 08/30/21)(a)(b)	7,818	7,778,910
6.13%, 03/01/28 (Call 03/01/23)(a)(b)	5,793	5,895,304
		596,800,144
Textiles — 0.0%
Eagle Intermediate Global Holding BV/Ruyi U.S. Finance LLC, 7.50%, 05/01/25 (Call 08/30/21)(a)(b)	3,053	2,854,555

Toys, Games & Hobbies — 0.2%
Mattel Inc.
3.15%, 03/15/23 (Call 12/15/22)(b)	1,140	1,162,800
3.38%, 04/01/26 (Call 04/01/23)(a)(b)	3,310	3,443,062
3.75%, 04/01/29 (Call 04/01/24)(a)	3,025	3,196,790
5.45%, 11/01/41 (Call 05/01/41)(b)	1,457	1,715,617
5.88%, 12/15/27 (Call 12/15/22)(a)	3,376	3,700,940
6.20%, 10/01/40	1,157	1,461,615
		14,680,824
Transportation — 0.5%
Altera Infrastructure LP/Teekay Offshore Finance Corp., 8.50%, 07/15/23 (Call 08/16/21)(a)	3,582	3,282,008
Cargo Aircraft Management Inc., 4.75%, 02/01/28 (Call 02/01/23)(a)(b)	3,721	3,804,685
First Student Bidco Inc./First Transit Parent Inc., 4.00%, 07/31/29 (Call 07/31/24)(a)	3,505	3,509,381
Kenan Advantage Group Inc. (The), 7.88%, 07/31/23 (Call 08/30/21)(a)	2,267	2,267,000
Navios Maritime Holdings Inc./Navios Maritime Finance II U.S. Inc., 11.25%, 08/15/22 (Call 08/30/21)(a)	17	16,915
Teekay Corp., 9.25%, 11/15/22 (Call 08/30/21)(a)	1,207	1,247,736
Watco Companies LLC/Watco Finance Corp., 6.50%, 06/15/27 (Call 06/15/23)(a)(b)	3,336	3,566,718
Western Global Airlines LLC, 10.38%, 08/15/25 (Call 05/15/25)(a)(b)	2,216	2,495,415
XPO CNW Inc., 6.70%, 05/01/34(b)	1,633	1,959,600
XPO Logistics Inc.
6.13%, 09/01/23 (Call 08/30/21)(a)(b)	2,109	2,117,858
6.25%, 05/01/25 (Call 05/01/22)(a)	6,886	7,307,767
6.75%, 08/15/24 (Call 08/16/21)(a)	5,807	6,024,763
		37,599,846
Trucking & Leasing — 0.2%
AerCap Global Aviation Trust, 6.50%, 06/15/45 (Call 06/15/25)(a)(b)(e)	2,493	2,673,743
Fly Leasing Ltd., 5.25%, 10/15/24 (Call 08/30/21)	1,940	1,944,850
Fortress Transportation & Infrastructure Investors LLC 5.50%, 05/01/28 (Call 05/01/24)(a)	2,589	2,686,087
Security	Par/ Shares (000)		Value

Trucking & Leasing (continued)
6.50%, 10/01/25 (Call 10/01/21)(a)	$4,637		$4,805,091
9.75%, 08/01/27 (Call 08/01/23)(a)	2,417		2,755,380
			14,865,151
Water — 0.0%
Solaris Midstream Holdings LLC, 7.63%, 04/01/26 (Call 04/01/23)(a)	2,305		2,414,395

Total Corporate Bonds & Notes — 98.7%
(Cost: $8,001,473,753)			8,275,084,604

Common Stocks

Advertising — 0.0%
Affinion Group Inc.(g)(j)	4		0	(h)

Oil, Gas & Consumable Fuels — 0.0%
Pioneer Energy Services Corp.(g)(j)	0	(k)	4,606

Total Common Stocks — 0.0%
(Cost $304,457)			4,606

Short-Term Investments

Money Market Funds — 13.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.06%(l)(m)(n)	1,149,336		1,149,910,398
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(l)(m)	15,780		15,780,000
			1,165,690,398
Total Short-Term Investments — 13.9%
(Cost: $1,165,597,853)			1,165,690,398

Total Investments in Securities — 112.6%
(Cost: $9,167,376,063)			9,440,779,608

Other Assets, Less Liabilities — (12.6)%			(1,053,020,903)

Net Assets — 100.0%			$8,387,758,705

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	All or a portion of this security is on loan.
(c)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)	Payment-in-kind (“PIK”) bond which gives the issuer an option to make coupon payments in cash or in the form of additional bonds. Stated interest rate represents the cash coupon rate.
(e)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(f)	Perpetual security with no stated maturity date.
(g)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(h)	Rounds to less than $1.
(i)	Issuer filed for bankruptcy and/or is in default.
(j)	Non-income producing security.
(k)	Rounds to less than 1,000.
(l)	Affiliate of the Fund.
(m)	Annualized 7-day yield as of period-end.
(n)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® Broad USD High Yield Corporate Bond ETF
July 31, 2021

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/21	Shares Held at 07/31/21 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Insti-tutional, SL Agency Shares	$736,661,674	$413,439,246	(a)	$—		$(90,504)	$(100,018)	$1,149,910,398	1,149,336	$2,093,314	(b)	$—
BlackRock Cash Funds: Trea-sury, SL Agency Shares	101,864,000	—		(86,084,000	)(a)	—	—	15,780,000	15,780	12,402		—
						$(90,504)	$(100,018)	$1,165,690,398		$2,105,716		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3		Total
Investments
Assets
Corporate Bonds & Notes	$—	$8,275,084,604	$0	(a)	$8,275,084,604
Common Stocks	—	—	4,606		4,606
Money Market Funds	1,165,690,398	—	—		1,165,690,398
	$1,165,690,398	$8,275,084,604	$4,606		$9,440,779,608

(a)	Rounds to less than $1.

Portfolio Abbreviations - Fixed Income

PIK	Payment-in-kind

REIT	Real Estate Investment Trust